Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011	Feb. 16, 2012 Class A [Member]	Feb. 16, 2012 Class B [Member]
Entity Registrant Name	FEDERATED INVESTORS INC /PA/
Entity Central Index Key	0001056288
Trading Symbol	FII
Document Type	10-K
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Amendment Flag	false
Entity Common Stock, Shares Outstanding			9,000	103,743,090
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float		$ 2,200,000,000

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash and cash equivalents	$ 49,273	$ 198,756
Investments—affiliates	159,539	105,724
Investments—other	113,505	29,161
Receivables, net of reserve of $121 and $60, respectively	21,526	21,228
Prepaid expenses	17,420	15,861
Other current assets	5,248	2,440
Total current assets	366,511	373,170
Long-Term Assets
Goodwill	642,329	635,313
Renewable investment advisory rights	64,600	64,500
Other intangible assets	13,997	21,012
Property and equipment	38,228	38,516
Other long-term assets	25,191	20,993
Total long-term assets	784,345	780,334
Total assets	1,150,856	1,153,504
Current Liabilities
Short-term debt - recourse	42,500	42,500
Accounts payable and accrued expenses	41,691	86,191
Accrued compensation and benefits	59,971	61,129
Other current liabilities	43,194	24,532
Total current liabilities	187,356	214,352
Long-Term Liabilities
Long-term debt - recourse	318,750	361,250
Long-term deferred tax liability, net	73,246	51,380
Other long-term liabilities	28,321	32,807
Total long-term liabilities	420,317	445,437
Total liabilities	607,673	659,789
Commitments and contingencies (Note (20))
TEMPORARY EQUITY
Redeemable noncontrolling interests in subsidiaries	506	1,543
PERMANENT EQUITY
Additional paid-in capital from treasury stock transactions	0	135
Retained earnings	1,069,913	1,036,571
Treasury stock, at cost, 25,762,366 and 25,841,365 shares Class B common stock, respectively	(772,481)	(778,609)
Accumulated other comprehensive loss, net of tax	(8,612)	(3,695)
Total Federated Investors, Inc. shareholders' equity	541,959	491,799
Nonredeemable noncontrolling interest in subsidiary	718	373
Total permanent equity	542,677	492,172
Total liabilities, temporary equity and permanent equity	1,150,856	1,153,504
Class A [Member]
PERMANENT EQUITY
Common stock	189	189
Class B [Member]
PERMANENT EQUITY
Common stock	$ 252,950	$ 237,208

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Receivables, reserve	$ 121	$ 60
Treasury stock, shares	25,762,366	25,841,365
Class A [Member]
Common stock, no par value	$ 0	$ 0
Common stock, shares authorized	20,000	20,000
Common stock, shares issued	9,000	9,000
Common stock, shares outstanding	9,000	9,000
Class B [Member]
Common stock, no par value	$ 0	$ 0
Common stock, shares authorized	900,000,000	900,000,000
Common stock, shares issued	129,505,456	129,505,456

Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenue
Investment advisory fees, net-affiliates	$ 524,779		$ 579,159		$ 691,170
Investment advisory fees, net-other	61,561		60,245		58,653
Administrative service fees, net-affiliates	220,356		215,643		261,610
Other service fees, net-affiliates	73,343		82,476		148,586
Other service fees, net-other	12,042		11,559		10,413
Other, net	3,033		2,861		5,518
Total revenue	895,114		951,943		1,175,950
Operating Expenses
Compensation and related	245,439		242,853		254,428
Distribution	235,670		259,210		410,019
Professional service fees	53,737		18,980		38,133
Office and occupancy	24,689		22,958		24,509
Systems and communications	22,971		22,828		23,470
Advertising and promotional	13,413		10,110		11,085
Travel and related	12,174		11,461		11,374
Intangible asset related	7,915		22,511		32,574
Other	21,651		31,241		41,131
Total operating expenses	637,659		642,152		846,723
Operating income	257,455		309,791		329,227
Nonoperating Income (Expenses)
Investment income, net	4,827		3,330		1,037
Gain on securities, net	1,432	[1]	3,542	[1]	2,271	[1]
Debt expense - recourse	(17,047)		(15,049)		(4,345)
Other, net	(296)		(494)		(1,372)
Total nonoperating expenses, net	(11,084)		(8,671)		(2,409)
Income before income taxes	246,371		301,120		326,818
Income tax provision	91,288		111,957		118,278
Net income including noncontrolling interests in subsidiaries	155,083		189,163		208,540
Less: Net income attributable to the noncontrolling interests in subsidiaries	4,177		10,049		11,248
Net income	$ 150,906		$ 179,114		$ 197,292
Amounts attributable to Federated Investors, Inc.
Earnings Per Share, Basic	$ 1.45	[2]	$ 1.73	[2]	$ 1.93	[2]
Earnings Per Share, Diluted	$ 1.45	[2]	$ 1.73	[2]	$ 1.92	[2]
Cash dividends per share	$ 0.96		$ 2.22		$ 0.96

[1]	Amounts related to consolidated investment companies totaled $(1.2) million, $1.5 million and $2.3 million for 2011, 2010 and 2009, respectively.
[2]	Federated Common Stock excludes unvested restricted stock which are deemed participating securities in accordance with the two-class method of computing earnings per share.

Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Class A [Member]	Common Class B [Member]	Treasury Stock [Member]	Common Stock [Member]	Additional Paid-in Capital from Treasury Stock Transactions [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive (Loss) Income, Net of Tax [Member]	Total Shareholders' Equity [Member]	Nonredeemable Noncontrolling Interest in Subsidiary [Member]	Redeemable Noncontrolling Interests in Subsidiaries Temporary Equity [Member]
Balance at Dec. 31, 2008	$ 423,791				$ 198,630	$ 0	$ 1,028,928	$ (804,481)	$ 297	$ 423,374	$ 417	$ 779
Shares, Outstanding at Dec. 31, 2008		9,000	102,262,744	27,242,712
Net Income	206,765	0	0	0	0	0	197,292	0	0	197,292	9,473	1,775
Other comprehensive income, net of tax:
Unrealized gain (loss) on securities available for sale, net of reclassification adjustment	602	0	0	0	0	0	(132)	0	734	602	0	0
Foreign currency translation gain (loss)	483	0	0	0	0	0	0	0	483	483	0	50
Comprehensive income	207,850									198,377	9,473
Subscriptions - redeemable noncontrolling interest holders	0	0	0	0	0	0	0	0	0	0	0	11,940
Deconsolidation	0	0	0	0	0	0	0	0	0	0	0	(423)
Stock award activity	19,725				17,772	(149)	(20,652)	22,754	0	19,725	0	0
Stock award activity, shares		0	1,155,136	(1,155,136)
Dividends declared/Distributions to noncontrolling interest in subsidiaries	(107,512)	0	0	0	0	0	(98,230)	0	0	(98,230)	(9,282)	(208)
Stock option activity	5,063				607	149	(2,133)	6,440	0	5,063	0	0
Stock option activity, shares		0	345,275	(345,275)
Purchase of treasury stock	(20,102)				0	0	0	(20,102)	0	(20,102)	0	0
Purchase of treasury stock, shares		0	(828,918)	828,918
Balance at Dec. 31, 2009	528,815				217,009	0	1,105,073	(795,389)	1,514	528,207	608	13,913
Shares, Outstanding at Dec. 31, 2009		9,000	102,934,237	26,571,219
Net Income	187,937	0	0	0	0	0	179,114	0	0	179,114	8,823	1,226
Other comprehensive income, net of tax:
Unrealized gain (loss) on securities available for sale, net of reclassification adjustment	2,882	0	0	0	0	0	42	0	2,840	2,882	0	0
Unrealized gain (loss) on hedging instruments, net of reclassification adjustment	(7,627)	0	0	0	0	0	0	0	(7,627)	(7,627)	0	0
Foreign currency translation gain (loss)	(422)	0	0	0	0	0	0	0	(422)	(422)	0	(48)
Comprehensive income	182,770									173,947	8,823
Subscriptions - redeemable noncontrolling interest holders	0	0	0	0	0	0	0	0	0	0	0	10,074
Deconsolidation	0	0	0	0	0	0	0	0	0	0	0	(21,334)
Stock award activity	21,905				20,118	0	(19,096)	20,883	0	21,905	0	0
Stock award activity, shares		0	903,379	(903,379)
Dividends declared/Distributions to noncontrolling interest in subsidiaries	(237,142)	0	0	0	0	0	(228,084)	0	0	(228,084)	(9,058)	(2,288)
Stock option activity	10,073				270	135	(478)	10,146	0	10,073	0	0
Stock option activity, shares		0	486,150	(486,150)
Purchase of treasury stock	(14,249)				0	0	0	(14,249)	0	(14,249)	0	0
Purchase of treasury stock, shares		0	(659,675)	659,675
Balance at Dec. 31, 2010	492,172				237,397	135	1,036,571	(778,609)	(3,695)	491,799	373	1,543
Shares, Outstanding at Dec. 31, 2010		9,000	103,664,091	25,841,365
Net Income	154,967	0	0	0	0	0	150,906	0	0	150,906	4,061	116
Other comprehensive income, net of tax:
Unrealized gain (loss) on securities available for sale, net of reclassification adjustment	(2,942)	0	0	0	0	0	(3)	0	(2,939)	(2,942)	0	0
Unrealized gain (loss) on hedging instruments, net of reclassification adjustment	(1,639)	0	0	0	0	0	0	0	(1,639)	(1,639)	0	0
Foreign currency translation gain (loss)	(339)	0	0	0	0	0	0	0	(339)	(339)	0	(28)
Comprehensive income	150,047									145,986	4,061
Subscriptions - redeemable noncontrolling interest holders	0	0	0	0	0	0	0	0	0	0	0	6,511
Deconsolidation	0	0	0	0	0	0	0	0	0	0	0	(7,626)
Stock award activity	21,050				19,770	(797)	(17,640)	19,717	0	21,050	0	0
Stock award activity, shares		0	1,016,376	(1,016,376)
Dividends declared/Distributions to noncontrolling interest in subsidiaries	(103,637)	0	0	0	0	0	(99,921)	0	0	(99,921)	(3,716)	(10)
Stock option activity	11,102				(4,028)	662	0	14,468	0	11,102	0	0
Stock option activity, shares		0	603,418	(603,418)
Purchase of treasury stock	(28,057)				0	0	0	(28,057)	0	(28,057)	0	0
Purchase of treasury stock, shares	(1,500,000)	0	(1,540,795)	1,540,795
Balance at Dec. 31, 2011	$ 542,677				$ 253,139	$ 0	$ 1,069,913	$ (772,481)	$ (8,612)	$ 541,959	$ 718	$ 506
Shares, Outstanding at Dec. 31, 2011		9,000	103,743,090	25,762,366

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities
Net income including noncontrolling interest in subsidiaries	$ 155,083	$ 189,163	$ 208,540
Adjustments to Reconcile Net Income to Net Cash Provided by Operating Activities
Amortization of deferred sales commissions	7,378	12,197	18,462
Depreciation and other amortization	14,400	21,075	23,751
Share-based compensation expense	19,006	19,124	18,775
Gain on disposal of assets	(2,834)	(2,584)	(47)
Provision for deferred income taxes	17,252	24,213	5,250
Fair-value adjustments for contingent liabilities	900	0	0
Tax benefit (detriment) from share-based compensation	179	1,830	(41)
Excess tax benefits from share-based compensation	(1,693)	(3,005)	(1,259)
Impairment of assets	0	10,191	21,663
Net purchases of trading securities	(102,738)	(25,803)	(13,629)
Deferred sales commissions paid	(9,386)	(10,638)	(11,949)
Contingent deferred sales charges received	1,443	2,275	3,399
Proceeds from sale of certain B-share - related future revenue	0	1,223	5,296
Other changes in assets and liabilities:
Decrease (increase) in receivables, net	2,188	(2,408)	13,932
Decrease (increase) in prepaid expenses and other assets	1,255	11,391	(15,481)
Decrease in accounts payable and accrued expenses	(3,990)	(14,249)	(10,800)
Increase (decrease) in other liabilities	15,047	(18,048)	8,727
Net cash provided by operating activities	113,490	215,947	274,589
Investing Activities
Purchases of securities available for sale	(73,192)	(99,284)	(1,388)
Cash paid for business acquisitions	(53,507)	(49,561)	(24,332)
Proceeds from redemptions of securities avaliable for sale	27,492	55,121	363
Cash paid for property and equipment	(8,247)	(7,870)	(26,210)
Cash paid for purchased loans	0	(47,178)	0
Proceeds from sale of purchased loans	0	1,044	0
Proceeds from disposal of property and equipment	0	3,298	0
Net cash used by investing activities	(107,454)	(144,430)	(51,567)
Financing Activities
Dividends paid	(99,960)	(228,651)	(98,499)
Purchases of treasury stock	(28,545)	(13,462)	(20,102)
Distributions to noncontrolling interests in subsidiaries	(3,726)	(11,347)	(9,490)
Contributions from noncontrolling interests in subsidiaries	6,511	10,074	11,521
Proceeds from shareholders for share-based compensation	16,795	11,590	6,409
Excess tax benefits from share-based compensation	1,693	3,005	1,259
Proceeds from new borrowings - recourse	0	407,000	54,800
Payments on debt - recourse	(42,500)	(129,250)	(105,871)
Payments on debt - nonrecourse	(3,951)	(9,577)	(19,198)
Other financing activities	(1,836)	(2,595)	1,163
Net cash (used) provided by financing activities	(155,519)	36,787	(178,008)
Net (decrease) increase in cash and cash equivalents	(149,483)	108,304	45,014
Cash and cash equivalents, beginning of year	198,756	90,452	45,438
Cash and cash equivalents, end of year	49,273	198,756	90,452
Supplemental Disclosure of Cash Flow Information
Income Taxes	72,052	77,072	126,837
Interest	$ 15,893	$ 12,941	$ 4,351

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Significant Accounting Policies
(1) Summary of Significant Accounting Policies
(a) Nature of Operations
Federated Investors, Inc. and its subsidiaries (collectively, Federated) provide investment advisory, administrative, distribution and other services primarily to Federated mutual funds and Separate Accounts (which include separately managed accounts, institutional accounts, sub-advised funds and other managed products) in both domestic and international markets. For presentation purposes in the Consolidated Financial Statements, the Federated-sponsored mutual funds are considered to be affiliates of Federated.
The majority of Federated’s revenue is derived from investment advisory services provided to Federated mutual funds and Separate Accounts through various subsidiaries pursuant to investment advisory contracts. These subsidiaries are registered as investment advisers under the Investment Advisers Act of 1940 and with certain states.
Federated mutual funds are distributed by a wholly owned subsidiary, which is a registered broker/dealer under the Securities Exchange Act of 1934 and under applicable state laws. Federated’s investment products are primarily distributed within the wealth management and trust, broker/dealer and global institutional markets.
(b) Basis of Presentation
The Consolidated Financial Statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). In preparing the financial statements, management is required to make estimates and assumptions that affect the amounts reported in the Consolidated Financial Statements and accompanying notes. Actual results may differ from those estimates, and such differences may be material to the Consolidated Financial Statements.
(c) Reclassification of Prior Period Financial Statements
Certain items previously reported have been reclassified to conform with the current year’s presentation.
(d) Principles of Consolidation
The Consolidated Financial Statements include the accounts of Federated Investors, Inc. and entities or sponsored products in which Federated holds a controlling financial interest. A controlling financial interest is determined by the extent of Federated’s (1) decision-making ability through voting interests, (2) decision-making ability and rights/obligations to benefits/losses through variable interest or (3) participation in the economic risks and rewards of the entity through variable interests. To the extent Federated’s controlling financial interest in a consolidated subsidiary represents less than 100% of the subsidiary’s equity, Federated recognizes noncontrolling interests in subsidiaries. In the case of consolidated sponsored products (see Note (5)(b)), the noncontrolling interests represent equity which is redeemable or convertible for cash or other assets at the option of the equity holder. As such, these noncontrolling interests are deemed to represent temporary equity and are classified as redeemable noncontrolling interests in subsidiaries in the mezzanine section of the Consolidated Balance Sheets. All other noncontrolling interests in subsidiaries are classified as permanent equity. All significant intercompany accounts and transactions have been eliminated.
Beginning on January 1, 2010, Federated adopted the provisions of the Financial Accounting Standards Board’s (FASB) new consolidation model for variable interest entities (VIEs). As a result, Federated applies two different approaches to consider VIEs for possible consolidation. For non-investment fund entities, Federated considers a qualitative model for identifying whether its interest in a VIE is a controlling financial interest. The qualitative model considers whether Federated has: (1) the ability to direct significant activities of the VIE, and (2) the obligation to absorb losses of and/or to provide rights to receive benefits from the VIE that could potentially be significant to the VIE. Federated reevaluates the need for consolidation under this qualitative approach on an ongoing basis.
For Federated’s interests in certain investment funds that meet the definition of VIEs, Federated evaluates the extent of Federated’s participation in the economic risks and rewards of the entity based on a quantitative model to determine whether consolidation is necessary. In cases where the results of the quantitative model indicate that Federated’s interest in such an entity absorbs the majority of the variability in the entity’s net assets, Federated is deemed to be the primary beneficiary and thus consolidates the entity.
The equity method of accounting is used to account for investments in entities in which Federated’s equity investment gives it the ability to exercise significant influence over the operating and financial policies of the investee. Equity investments are carried at Federated’s share of net assets and are included in either Investments or Other long-term assets on the Consolidated Balance Sheets dependent upon management’s ability and intent to sell the investment. The proportionate share of income or loss is included in Nonoperating income (expenses) – other, net in the Consolidated Statements of Income.
(e) Business Combinations
Beginning in 2009, business combinations are accounted for under the acquisition method of accounting. Results of operations of an acquired business are included from the date of acquisition. Management estimates the fair value of the acquired assets, including identifiable intangible assets, and assumed liabilities based on their estimated fair values as of the date of acquisition. Any excess fair value of the acquired net assets over the acquisition-date fair value of the consideration transferred, including the fair value of any contingent consideration, is recorded as Goodwill on the Consolidated Balance Sheets. The fair value of contingent consideration is recorded as a liability in Other current liabilities and Other long-term liabilities on the Consolidated Balance Sheets as of the acquisition date. This liability is remeasured at fair value each period end with changes in fair value recognized in Intangible asset related expense on the Consolidated Statements of Income. For a discussion regarding the approach used to estimate the fair value of the liability, see Note (6)(a).
(f) Cash and Cash Equivalents
Cash and cash equivalents include money market accounts and deposits with banks.
(g) Investments
Federated's investments are categorized as Investments – affiliates or Investments – other on the Consolidated Balance Sheets. Investments – affiliates represent Federated’s available-for-sale investments in Federated sponsored fluctuating-value mutual funds. These investments are carried at fair value with unrealized gains or losses on securities included in Accumulated other comprehensive loss, net of tax on the Consolidated Balance Sheets. Realized gains and losses on these securities are computed on a specific-identification basis and recognized in Gain on securities, net in the Consolidated Statements of Income.
Investments – other represents trading securities held by Federated primarily as a result of consolidating certain Federated-sponsored investment companies. Federated’s trading securities at December 31, 2011 were primarily comprised of high quality short-term debt securities held by a consolidated, non-US dollar-denominated sponsored money market fund, as well as shares of an offshore master fund invested in global project and trade finance transactions and stocks of large-cap U.S. and international companies held by various other consolidated investment companies (see Note (7) for additional information). Trading securities are carried at fair value with changes in fair value recognized in Gain on securities, net in the Consolidated Statements of Income.
The fair value of Federated's investments is generally based on quoted market prices in active markets for identical instruments. If quoted market prices are not available, fair value is generally based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. In the absence of observable market data inputs and/or value drivers, internally generated valuation techniques may be utilized in which one or more significant inputs or significant value drivers are unobservable in the market place. On a periodic basis, management evaluates the carrying value of investments for impairment. With respect to its investments in fluctuating-value mutual funds, management considers various criteria, including the duration and extent of a decline in fair value, the ability and intent of management to retain the investment for a period of time sufficient to allow the value to recover and the financial condition and near-term prospects of the fund and the underlying investments of the fund, to determine whether a decline in fair value is other than temporary. If, after considering these criteria, management believes that a decline is other than temporary, the carrying value of the security is written down to fair value through the Consolidated Statements of Income.
(h) Derivatives and Hedging Instruments
From time to time, Federated may consolidate an investment product that holds freestanding derivative financial instruments for trading purposes. Federated reports such derivative instruments at fair value and records the changes in fair value in Gain on securities, net on the Consolidated Statements of Income.
From time to time, Federated may also enter into and designate as accounting hedges derivative financial instruments to hedge interest-rate exposures with respect to variable-rate loan facilities (cash flow hedges) or to hedge foreign-currency exchange risk with respect to non-US dollar-denominated trading investments in consolidated investment companies (net investment hedges). To qualify for hedge accounting, the derivative must be deemed to be highly effective in offsetting the designated changes in the hedged item. For cash flow hedges and net investment hedges, the effective portions of the change in the fair value of the derivative are reported as a component of Accumulated other comprehensive loss, net of tax on the Consolidated Balance Sheets and subsequently reclassified to earnings in the period or periods during which the hedged item affects earnings. The change in fair value of the ineffective portion of the derivative, if any, is recognized immediately in earnings. If it is determined that the derivative instrument is not highly effective, hedge accounting is discontinued. If hedge accounting is discontinued because it is no longer probable that a forecasted transaction will occur, the derivative will continue to be recorded on the balance sheet at its fair value with changes in fair value included in current earnings, and the gains and losses in Accumulated other comprehensive loss, net of tax will be recognized immediately into earnings. If hedge accounting is discontinued because the hedging instrument is sold, terminated or no longer designated, the amount reported in Accumulated other comprehensive loss, net of tax up to the date of sale, termination or de-designation continues to be reported in Accumulated other comprehensive loss, net of tax until the forecasted transaction or the hedged item affects earnings. See Note (6) and Note (11) for additional information on the fair value of the hedges at December 31, 2011.

(i) Property and Equipment
Property and equipment are initially recorded at cost and are depreciated using the straight-line method over their estimated useful lives ranging from 1 to 12 years. Leasehold improvements are amortized using the straight-line method over the shorter of their estimated useful lives or their respective lease terms. As property and equipment are taken out of service, the cost and related accumulated depreciation and amortization are removed. The write-off of any material residual net book value is reflected as a loss in Operating expenses – Other in the Consolidated Statements of Income.
Management reviews the remaining useful lives and carrying values of property and equipment to determine whether events and circumstances indicate that a change in the useful life or impairment in value may have occurred. Indicators of impairment monitored by management include a decrease in the market price of the asset, an accumulation of costs significantly in excess of the amount originally expected in the acquisition or development of the asset, historical and projected cash flows associated with the asset and an expectation that the asset will be sold or otherwise disposed of significantly before the end of its previously estimated useful life. Should there be an indication of a change in the useful life or an impairment in value, Federated compares the carrying value of the asset to the probability-weighted undiscounted cash flows expected to be generated from the underlying asset over its remaining useful life to determine whether an impairment has occurred. If the carrying value of the asset exceeds the undiscounted cash flows, the asset is written down to fair value which is determined based on prices of similar assets if available or discounted cash flows. Impairment adjustments are recognized in Operating Expenses – Other in the Consolidated Statements of Income.
(j) Costs of Computer Software Developed or Obtained for Internal Use
Certain internal and external costs incurred in connection with developing or obtaining software for internal use are capitalized. These capitalized costs are included in Property and equipment, net on the Consolidated Balance Sheets and are amortized using the straight-line method over the shorter of the estimated useful life of the software or four years. These assets are subject to the impairment test used for other categories of property and equipment described in Note (1)(i).
(k) Intangible Assets
Intangible assets, consisting primarily of goodwill, customer relationship intangible assets, renewable investment advisory contracts and noncompete agreements acquired in connection with various acquisitions, are recorded at fair value determined using a discounted cash flow model as of the date of acquisition. The discounted cash flow model considers various factors to project future cash flows expected to be generated from the asset. Given the investment advisory nature of Federated’s business and of the businesses acquired over the years, these factors typically include: (1) an estimated rate of change for underlying managed assets; (2) expected revenue per managed asset; (3) incremental operating expenses; (4) useful life of the acquired asset; and (5) a discount rate. Management estimates a rate of change for underlying managed assets based on a combination of an estimated rate of market appreciation or depreciation and an estimated net redemption or sales rate. Expected revenue per managed asset, incremental operating expenses and the useful life of the acquired asset are generally based on contract terms, average market participant data and historical experience. The discount rate is estimated at the current market rate of return. After the fair value of all separately identifiable assets has been estimated, goodwill is recorded to the extent the consideration paid for the acquisition exceeds the sum of the fair values of the separately identifiable acquired assets and assumed liabilities.
Federated amortizes finite-lived identifiable intangible assets using a method that reflects the pattern in which the economic benefits of the intangible asset are expected to be consumed or otherwise used. Federated uses either the straight-line or an accelerated method of amortization after considering specific characteristics of the underlying fund shareholder base to forecast the pattern in which the economic benefits will be consumed, including fund shareholder behavior, demographics and persistency levels. The assets are amortized over their estimated useful lives, which range from 5 to 11 years. Management periodically evaluates the remaining useful lives and carrying values of the intangible assets to determine whether events and circumstances indicate that a change in the useful life or impairment in value may have occurred.
Indicators of impairment monitored by management include a decline in the level of managed assets, changes to contractual provisions underlying certain intangible assets and reductions in underlying operating cash flows. Should there be an indication of a change in the useful life or impairment in value of the finite-lived intangible assets, Federated compares the carrying value of the asset and its related useful life to the projected undiscounted cash flows expected to be generated from the underlying asset over its remaining useful life to determine whether impairment has occurred. If the carrying value of the asset exceeds the undiscounted cash flows, the asset is written down to its fair value determined using discounted cash flows. Federated writes-off the cost and accumulated amortization balances for all fully amortized intangible assets.
Federated has determined that certain acquired assets, specifically, certain renewable investment advisory contracts, have indefinite useful lives. In reaching this conclusion, management considered the legal, regulatory and contractual provisions of the investment advisory contract that enable the renewal of the contract, the level of cost and effort required in renewing the investment advisory contract, and the effects of obsolescence, demand, competition and other economic factors that could impact the funds’ projected performance and existence. The contracts generally renew annually and the value of these acquired assets assumes renewal. These indefinite-lived intangible assets are reviewed for impairment annually or whenever events or circumstances indicate that a change in the useful life or impairment in value may have occurred. Indicators of impairment monitored by management include a decline in the level of managed assets, changes to contractual provisions of the renewable investment advisory contracts and reductions in underlying operating cash flows. Federated estimates the fair value of the indefinite-lived intangible assets and compares it to the remaining book value of the assets to determine whether an impairment charge is necessary. Impairment is indicated when the carrying value of the intangible assets exceed their fair value.
Federated tests goodwill for impairment at least annually or when indicators of potential impairment exist. Goodwill is evaluated at the reporting unit level. Federated has determined that it has a single reporting unit consistent with its single operating segment based on the fact that Federated’s operations are managed as a single business: investment management. Federated does not have multiple operating segments or business components for which discrete financial information is prepared. Federated uses a two-step process to test for and measure impairment which begins with an estimation of the fair value of its reporting unit by considering Federated’s market capitalization. If Federated’s market capitalization falls to a level below its recorded book value of net assets, Federated’s goodwill would be considered for possible impairment.
(l) Deferred Sales Commissions
Federated pays upfront commissions to broker/dealers to promote the sale of certain mutual fund shares. Under various fund-related contracts, Federated is entitled to distribution and servicing fees from the mutual fund over the life of such shares. Both of these fees are calculated as a percentage of average managed assets associated with the related classes of shares. For certain share classes, Federated is also entitled to receive a contingent deferred sales charge (CDSC), which is collected from certain redeeming shareholders.
For share classes that pay both a distribution fee and CDSC, Federated generally capitalizes a portion of the upfront commissions as deferred sales commissions, dependent upon expected recoverability rates. The deferred sales commission asset is amortized over the estimated period of benefit of up to eight years. Deferred sales commission amortization expense was $7.4 million, $12.2 million and $18.5 million for 2011, 2010 and 2009, respectively, and was included in Operating expenses – Other on the Consolidated Statements of Income.
Distribution and shareholder service fees are recognized in Other service fees, net-affiliates on the Consolidated Statements of Income over the life of the mutual fund share class. CDSCs collected on these share classes are used to reduce the deferred sales commission asset. Federated reviews the carrying value of deferred sales commission assets on a periodic basis to determine whether a significant long-term decline in the equity or bond markets or other events or circumstances indicate that an impairment in value may have occurred. Should there be an indication of an impairment in value, Federated compares the carrying value of the asset to the probability-weighted undiscounted future cash flows of the underlying asset to determine whether an impairment has occurred. Management writes down the asset balance to fair value when reasonably estimable expected future cash flows are not expected to be sufficient to fully amortize the remaining deferred sales commission asset.
For share classes that do not pay both a distribution fee and CDSC, Federated expenses the cost of the upfront commission as incurred in Distribution expense in the Consolidated Statements of Income and credits Distribution expense for any CDSCs collected.
(m) Foreign Currency Translation
The balance sheets of certain wholly owned foreign subsidiaries of Federated and certain consolidated foreign-denominated investment products are translated at the current exchange rate as of the end of the accounting period and the related income or loss is translated at the average exchange rate in effect during the period. Net exchange gains and losses resulting from these translations are excluded from income and are recorded in Accumulated other comprehensive loss, net of tax on the Consolidated Balance Sheets. Foreign currency transaction gains and losses are reflected in Operating Expenses – Other in the Consolidated Statements of Income.
(n) Treasury Stock
Federated accounts for acquisitions of treasury stock at cost and reports total treasury stock held as a deduction from Federated Investors shareholders’ equity on the Consolidated Balance Sheets. At the date of subsequent reissue, the treasury stock account is reduced by the cost of such stock on a specific-identification basis. Additional paid-in capital from treasury stock transactions is increased as Federated reissues treasury stock for more than the cost of the shares. If Federated issues treasury stock for less than its cost, Additional paid-in capital from treasury stock transactions is reduced to no less than zero. Once this account is at zero, any further required reductions are recorded to Retained earnings on the Consolidated Balance Sheets.
(o) Revenue Recognition
Revenue from providing investment advisory, administrative and other services (including distribution, shareholder servicing and retirement plan recordkeeping) is recognized during the period in which the services are performed. Investment advisory, administrative and the majority of other service fees are generally calculated as a percentage of total net assets of the investment portfolios that are managed by Federated. The fair value of the investment portfolios is primarily determined using quoted market prices or independent third-party broker or dealer price quotes. In limited circumstances, a quotation or price evaluation is not readily available from a pricing source. In these cases, pricing is determined by management based on a prescribed valuation process that has been approved by the directors/trustees of the sponsored products. For the periods presented, a de minimus amount of assets under management were priced by Federated management. Federated may waive certain fees for competitive reasons such as to maintain positive or zero net yields, to meet regulatory requirements or to meet contractual requirements. Federated waived fees of $724.9 million, $653.1 million and $645.5 million for the years ended December 31, 2011, 2010 and 2009, respectively, nearly all of which was for competitive reasons. The increase in fee waivers for the year ended December 31, 2011 as compared to the same period of 2010 was primarily due to a $79.1 million increase in fee waivers to maintain positive or zero net yields. Fee waivers may continue to increase in order to maintain positive or zero net yields in addition to other competitive reasons. Fee waivers to maintain positive or zero net yields are partially offset by a related reduction to distribution expense and net income attributable to noncontrolling interests (see Note (4) for additional information on the net impact of these waivers).
Federated has contractual arrangements with third parties to provide certain fund-related services. Management considers various factors to determine whether Federated’s revenue should be recorded based on the gross amount payable by the funds or net of payments to third-party service providers. Management’s analysis is based on whether Federated is acting as the principal service provider or as an agent. The primary factors considered include: (1) whether the customer holds Federated or the service provider responsible for the fulfillment and acceptability of the services to be provided; (2) whether Federated has any practical latitude in negotiating the price to pay a third-party provider; (3) whether Federated or the customer selects the ultimate service provider; and (4) whether Federated has credit risk in the arrangement. Generally, the less the customer is directly involved with or participates in making decisions regarding the ultimate third-party service provider, the more supportive the facts are that Federated is acting as the principal in these transactions and should therefore report gross revenues. As a result of considering these factors, investment advisory fees, distribution fees and certain other service fees are recorded gross of payments made to third parties.

(p) Share-Based Compensation
Federated recognizes compensation costs based on grant-date fair value for all share-based awards granted, modified or settled after January 1, 2006, as well as for any awards that were granted prior to January 1, 2006 for which requisite service has not yet been provided.
Federated issues shares for share-based awards from treasury stock. For restricted stock awards, the fair value of the award is calculated as the difference between the closing market value of Federated’s Class B common stock on the date of grant and the purchase price paid by the employee, if any. Federated estimates the grant-date fair value of stock options using the Black-Scholes option-pricing model. Federated’s awards are generally subject to graded vesting schedules. Compensation expense is adjusted for estimated forfeitures and is recognized on a straight-line or modified straight-line basis over the requisite service period of the award. Compensation expense also includes dividends paid on forfeited awards. Forfeiture assumptions are evaluated on a quarterly basis and updated as necessary.
For awards granted prior to January 1, 2006 with provisions that allow for accelerated vesting upon retirement, Federated recognizes expense over the vesting period of the awards, regardless of the employee’s attainment of retirement age. Beginning January 1, 2006, for all newly granted awards with provisions that allow for accelerated vesting upon retirement, Federated recognizes expense over the shorter of the vesting period or the period between grant date and the date on which the employee meets the minimum age requirement for retirement.
(q) Leases
Federated classifies leases as operating in accordance with the provisions of lease accounting. Rent expense under noncancelable operating leases with scheduled rent increases or rent holidays is accounted for on a straight-line basis over the lease term, beginning on the date of initial possession or the effective date of the lease agreement. The amount of the excess of straight-line rent expense over scheduled payments is recorded as a deferred liability. Build-out allowances and other such lease incentives are recorded as deferred credits, and are amortized on a straight-line basis as a reduction of rent expense beginning in the period they are deemed to be earned, which generally coincides with the effective date of the lease. The current portion of unamortized deferred lease costs and build-out allowances is included in Other current liabilities and the long-term portion is included in Other long-term liabilities on the Consolidated Balance Sheets.
(r) Advertising Costs
Federated generally expenses the cost of all advertising and promotional activities as incurred. Certain printed matter, however, such as sales brochures, are accounted for as prepaid supplies and are included in Other current assets on the Consolidated Balance Sheets until they no longer are owned or expected to be used, at which time their costs are expensed. Federated expensed advertising costs of $2.6 million, $0.2 million and $0.1 million in 2011, 2010 and 2009, respectively.
(s) Income Taxes
Federated accounts for income taxes under the liability method, which requires the recognition of deferred tax assets and liabilities for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Federated recognizes a valuation allowance if, based on the weight of available evidence regarding future taxable income, it is more likely than not that some portion or all of the deferred tax assets will not be realized.
Regarding the recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return, Federated follows a two-step process prescribed by GAAP. The first step for evaluating a tax position involves first determining whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities. The second step then requires a company to measure the tax position benefit as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. Federated classifies any interest and penalties on tax liabilities on the Consolidated Statements of Income as components of Nonoperating Income (Expenses) – Other, net and Operating Expenses – Other, respectively.
(t) Earnings Per Share
Basic and diluted earnings per share are calculated under the two-class method. Pursuant to the two-class method, Federated’s unvested restricted stock awards with nonforfeitable rights to dividends are considered participating securities and are included in the computation of earnings per share.
(u) Accumulated Other Comprehensive Loss
Accumulated other comprehensive loss, net of tax is reported in the Consolidated Balance Sheets and the Consolidated Statements of Changes in Equity and includes net of tax, the unrealized gains and losses on securities available for sale, foreign currency translation adjustments and the effective portion of the gain or loss on a derivative instrument designated and qualifying as a cash flow or net investment hedge.
(v) Loss Contingencies
Federated accrues for estimated costs, including legal costs related to existing lawsuits, claims and proceedings when it is probable that a loss has been incurred and the costs can be reasonably estimated. Accruals are reviewed at least quarterly and are adjusted to reflect the impact and status of settlements, rulings, advice of counsel and other information pertinent to a particular matter. Significant differences could exist between the actual cost required to investigate, litigate and/or settle a claim or the ultimate outcome of a suit and management’s estimate. These differences could have a material impact on Federated’s results of operations, financial position and/or cash flows. Recoveries of losses are recognized in the Consolidated Statements of Income when receipt is deemed probable.
(w) Business Segments
Business or operating segments are defined as components of an enterprise for which separate financial information is available that is regularly evaluated by the chief operating decision maker in deciding how to allocate resources and assess performance.
Federated does not have multiple operating segments or business components for which discrete financial information is prepared. Federated operates in one operating segment, the investment management business, nearly all of which is conducted within the United States. Federated’s Chief Executive Officer (CEO) is Federated’s chief operating decision maker. Federated’s CEO utilizes a consolidated approach to assess performance and allocate resources.

Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2011
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Recent Accounting Pronouncements
(2) Recent Accounting Pronouncements
(a) Fair Value Measurement
On May 12, 2011, the FASB issued an update to the accounting standard on fair value measurement. The update amends certain fair value measurement guidance and expands disclosure requirements primarily for fair value measurements utilizing significant unobservable inputs (Level 3) and items not measured at fair value but for which fair value must be disclosed. This update is effective for interim and annual periods beginning after December 15, 2011. Management does not expect the adoption of the update to have a material impact on Federated's Consolidated Financial Statements.
(b) Comprehensive Income
In June and December 2011, the FASB issued updates to the accounting standard on the presentation of comprehensive income. The updates require presentation of the components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The updates, which do not modify the components of comprehensive income, are effective for interim and annual periods beginning after December 15, 2011. As the updates affect disclosure only, the adoption of the updates will not impact Federated’s Consolidated Financial Statements.
(c) Intangibles - Goodwill and Other
On September 15, 2011, the FASB issued an update to the accounting standard on intangibles. The update amends guidance on testing goodwill for impairment to permit a qualitative assessment prior to performance of the two-step impairment test. If the result of the qualitative assessment reveals that there are no indicators of impairment, a quantitative calculation would not be required. This update is effective for interim and annual periods beginning after December 15, 2011. Management does not expect the adoption of the update to impact Federated's Consolidated Financial Statements.

Business Combinations and Acquisitions	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Business Combinations and Acquisitions
(3) Business Combinations and Acquisitions
SunTrust. On September 20, 2010, Federated acquired the money market management business of SunTrust Banks, Inc. (SunTrust Acquisition). Pursuant to the definitive agreement signed on July 16, 2010, $14.1 billion of money market assets transitioned to Federated during the third and fourth quarters of 2010. Money market mutual fund assets in nine money market mutual funds managed by SunTrust’s RidgeWorth Capital Management were transitioned into eight existing Federated money market mutual funds with similar investment objectives in connection with a series of closings during the third and fourth quarters of 2010, the first, and most significant of which, occurred on September 20, 2010.

The SunTrust Acquisition included upfront cash payments that totaled $6.6 million. The transaction also includes annual contingent purchase price payments payable in the fourth quarters of each of the five years following the acquisition date. The contingent purchase price payments are calculated as a percentage of revenue less operating expenses directly attributed to certain eligible assets. As of the acquisition date, Federated recognized a liability of $20.1 million to record the estimated fair value of these future payments. See Note (20)(a) for information on contingent payments related to this acquisition. At December 31, 2011, management estimated remaining contingent payments could total $19 million over the four years that remain, however, the actual amount of the contingent payments will vary based on asset levels and related net revenues and is not limited by any maximum amount. A wide range of outcomes for actual payments is possible due to the extent of reasonably possible flow-rate volatility for the assets under management.

The SunTrust Acquisition was accounted for under the acquisition method of accounting. The valuation resulted in total consideration with a fair value of $24.1 million assignable to a single identifiable intangible asset with an indefinite life and recorded in Renewable investment advisory rights on the Consolidated Balance Sheets. This asset is deductible for tax purposes. The valuation results, which were finalized in the first quarter 2011, are reflected in the Consolidated Balance Sheets and the related footnotes. As of December 31, 2011, the estimated fair value of future consideration payments was $13.4 million and was recorded in Other current liabilities ($4.0 million) and Other long-term liabilities ($9.4 million) (see Note (6)(a) for a discussion regarding the valuation methodology). This liability is remeasured at each reporting date with changes in the fair value recognized in Intangible asset related expense on the Consolidated Statements of Income.
The results of operations for the SunTrust Acquisition were included in Federated’s Consolidated Financial Statements beginning in September 2010 based on the date of the acquisition. The following table summarizes unaudited pro forma financial information assuming the SunTrust Acquisition occurred at the beginning of the year presented. This pro forma financial information is for informational purposes only and is not indicative of future results. In addition, the following pro forma financial information was not adjusted to reflect lower current levels of assets under management:

in millions, except per share data for the years ended,	2010	2009
Revenue	$980.7	$1,226.8
Net income attributable to Federated Investors, Inc.	$186.6	$211.5

Earnings per share – Basic and Diluted
Net income attributable to Federated Investors, Inc.	$1.80	$2.06

The pro forma results include adjustments for the effect of acquisition-related expenses including accretion of interest on the contingent consideration liability and income tax expense.

Concentration Risk	12 Months Ended
Dec. 31, 2011
Risks and Uncertainties [Abstract]
Concentration Risk
(4) Concentration Risk
(a) Revenue Concentration by Asset Class
The following table summarizes revenue from Federated's asset classes over the last three years:

	2011	2010	2009
Money market assets	46%	50%	65%
Equity assets	33%	31%	23%
Fixed-income assets	20%	18%	12%

Approximately 46% of Federated’s total revenue for 2011 was attributable to money market assets.
A significant change in Federated’s money market business or a significant reduction in money market assets due to regulatory changes, changes in the financial markets including significant and rapid increases in interest rates over a short period of time causing certain investors to prefer direct investments in interest-bearing securities, significant deterioration in investor confidence, further persistent declines in or additional prolonged periods of historically low short-term interest rates and resulting fee waivers or other circumstances, could have a material adverse effect on Federated’s results of operations.

Current Regulatory Environment
In January 2010, the Securities and Exchange Commission (SEC) adopted extensive amendments to Rule 2a-7 of the Investment Company Act of 1940 aimed at enhancing the resiliency of money market funds. These amendments included a series of enhancements including rules that required all money market funds to meet specific portfolio liquidity standards and rules that significantly enhanced the public disclosure and regulatory reporting obligations of these funds. In Federated's view, the amendments of 2010 meaningfully and sufficiently strengthened money market funds. Recent experience demonstrated that the amendments of 2010 were effective in meeting heightened requests for redemptions occurring at various times throughout 2011 in connection with the U.S. credit rating downgrade and the ongoing European debt crisis.
The SEC staff is considering additional changes to Rule 2a-7 that could adversely impact the viability of money market funds, including requiring a floating net asset value, imposing capital requirements, and creating redemption restrictions. Federated believes the changes currently under consideration, if enacted, would significantly reduce the utility and attractiveness of money market funds to investors. Thus, rather than enhance the resiliency of money market funds, the contemplated changes would potentially severely harm the utility of money market funds for investors who, in Federated's view, value money market funds in their current form as an efficient and effective cash management investment product offering daily liquidity at par. It has been reported that the SEC may propose amendments to Rule 2a-7 as early as the first quarter of 2012.
If ultimately enacted, some or all of these changes would be detrimental to Federated's money market fund business and could materially and adversely affect Federated's operations. The very proposal of such amendments could have an adverse impact on Federated's money market fund business and operations and could also negatively impact the short-term credit markets. Management is carefully monitoring developments in this area and plans to actively participate both individually and with industry groups in the public comment process that would accompany any rule change proposal. Federated is unable to assess the degree of any potential impact such additional reforms may have on its business and operations until such proposals are issued. Even when issued, the final version of any SEC rule amendment could vary significantly from the form in which it is proposed.

Historically Low Short-Term Interest Rates
In certain money market funds, the gross yield is not sufficient to cover all of the fund’s normal operating expenses due to historically low short-term interest rates. Since the fourth quarter 2008, Federated has voluntarily waived fees in order for certain funds to maintain positive or zero net yields. These fee waivers were partially offset by related reductions in distribution expense and net income attributable to noncontrolling interests as a result of Federated's ability to share the impact of the waivers with third-party intermediaries.
The impact of such fee waivers on various components of Federated's Consolidated Statements of Income was as follows for the years ended December 31:

in millions	2011	2010	2009
Revenue	$(320.7)	$(241.6)	$(120.6)
Distribution expense	(232.3)	(186.6)	(86.4)
Operating income	(88.4)	(55.0)	(34.2)
Noncontrolling interest	(6.5)	(1.0)	0
Pre-tax impact	$(81.9)	$(54.0)	$(34.2)

During 2011, changes in asset mix as well as further declines in interest rates for certain money market investments caused an increase in these fee waivers. (See Note (22) for information regarding the quarterly pre-tax impact of the fee waivers.) Based on recent Federal Reserve Bank commentary on their outlook for interest rates, management expects the fee waivers and the related reduction in distribution expense and net income attributable to noncontrolling interests will continue at least until late 2014. Based on recent market conditions and assuming asset levels remain constant, fee waivers for the first quarter 2012 may result in a net negative pre-tax impact on income of approximately $27 million. Increases in short-term interest rates that result in higher yields on securities purchased in money market fund portfolios would reduce the net pre-tax impact of these waivers. Management estimates that an increase of 10 basis points in gross yields on securities purchased in money market fund portfolios will likely reduce the net pre-tax impact of these waivers between thirty-five and forty percent from the current levels and an increase of 25 basis points would reduce the impact between sixty-five and seventy percent. The actual amount of future fee waivers could vary significantly from management’s estimates as they are contingent on a number of variables including, but not limited to, changes in assets within the money market funds, available yields on instruments held by the money market funds, actions by the Federal Reserve, the U.S. Department of the Treasury and other governmental entities, changes in expenses of the money market funds, changes in the mix of money market customer assets, Federated’s willingness to continue the fee waivers and changes in the extent to which the impact of the waivers is shared by third parties.
(b) Revenue Concentration by Investment Fund
Approximately 12% and 11% of Federated’s total revenue for 2011 were derived from services provided to two sponsored funds, the Federated Kaufmann Fund and the Federated Prime Obligations Fund, respectively. A significant and prolonged decline in the assets under management in these funds could have a material adverse effect on Federated’s future revenues and, to a lesser extent, net income, due to a related reduction to distribution expenses associated with these funds.
(c) Revenue Concentration by Customer
Approximately 10% of Federated’s total revenue for 2011 was derived from services provided to one intermediary customer, the Bank of New York Mellon Corporation. Significant changes in Federated’s relationship with this customer could have a material adverse effect on Federated’s future revenues and, to a lesser extent, net income, due to related material reductions to distribution expenses associated with this intermediary.
A listing of Federated’s risk factors is included herein under the section entitled Risk Factors in Management’s Discussion and Analysis of Financial Condition and Results of Operations.

Consolidation	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
(5) Consolidation
Federated is involved with various entities in the normal course of business that may be deemed to be voting rights entities or VIEs. In accordance with Federated’s consolidation accounting policy, Federated first determines whether the entity being evaluated is a voting rights entity or a VIE. Once this determination is made, Federated proceeds with its evaluation of whether or not to consolidate the entity. The disclosures below represent the results of such evaluations pertaining to 2011 and 2010.
(a) Consolidated Voting Interest Entities
Federated has a majority interest (50.5%) and acts as the general partner in Passport Research Ltd., a limited partnership. Edward D. Jones & Co., L.P. is the limited partner with a 49.5% interest. The partnership acts as investment adviser to two sponsored funds. Noncontrolling interests in this subsidiary are included in Nonredeemable noncontrolling interest in subsidiary on the Consolidated Balance Sheets.
(b) Consolidated Variable Interest Entities
From time to time, Federated invests in investment companies that meet the definition of a VIE for general corporate investment purposes or, in the case of newly launched products, in order to provide investable cash thereby allowing the product to establish a performance history. Most of Federated’s sponsored mutual funds meet the definition of a VIE primarily due to the fact that given the funds' typical series fund structure, the shareholders of each participating portfolio underlying the series fund generally lack the ability as an individual group to make decisions through voting rights regarding the board of directors/trustees of the fund. Federated’s investment in investment companies represents its maximum exposure to loss. As of December 31, 2011 and 2010, Federated was the sole or majority investor in certain investment companies and was deemed to be the primary beneficiary since Federated’s majority interest would absorb the majority of the variability of the net assets of the VIE. At December 31, 2011, the aggregate assets and liabilities of such entities that Federated consolidated were $111.1 million and $0.5 million, respectively, and Federated recorded $0.5 million to Redeemable noncontrolling interest in subsidiaries on Federated’s Consolidated Balance Sheets. At December 31, 2010, the aggregate assets and liabilities of such entities that Federated consolidated were $27.1 million and $0.2 million, respectively, and Federated recorded $1.5 million to Redeemable noncontrolling interest in subsidiaries on Federated’s Consolidated Balance Sheets. The assets of the investment companies are primarily classified as Investments and Cash and cash equivalents on Federated’s Consolidated Balance Sheets and are restricted for use by the investment company. The liabilities of the investment companies are primarily classified as Accounts payable and accrued expenses on Federated’s Consolidated Balance Sheets and primarily represent unsettled trades and operating liabilities of the entities.
Federated’s conclusion to consolidate an investment company may vary from period to period based on changes in Federated’s percentage interest in the entity resulting from changes in the number of fund shares held by either Federated or third parties. Given that the entities follow investment company accounting, which prescribes fair-value accounting, a deconsolidation generally does not result in gains or losses for Federated. During 2011, Federated deconsolidated two sponsored mutual funds based on a determination that it no longer was the primary beneficiary of the funds as a result of new subscriptions in fund shares by unrelated third parties. Accordingly, Federated deconsolidated $17.7 million in Investments and $7.6 million in Redeemable noncontrolling interest in subsidiaries on the Consolidated Balance Sheet as of the dates of deconsolidation. During 2010, Federated deconsolidated a sponsored mutual fund based on a determination that it no longer was the primary beneficiary of the fund as a result of new subscriptions in fund shares by unrelated third parties. Accordingly, Federated deconsolidated $22.0 million in Investments and $21.3 million in Redeemable noncontrolling interest in subsidiaries on the Consolidated Balance Sheet as of the date of deconsolidation. There was no impact to the Consolidated Statements of Income in 2011, 2010 or 2009 from entities upon their deconsolidation.
Neither creditors nor equity investors in the investment companies have any recourse to Federated’s general credit. In the ordinary course of business, from time to time, Federated may choose to waive certain fees or assume operating expenses of sponsored investment companies for competitive, regulatory or contractual reasons (see Note (1)(o) for information regarding fee waivers). Federated has not provided financial support to any of these entities outside the ordinary course of business.
(c) Non-Consolidated Variable Interest Entities
At December 31, 2011 and 2010, Federated was involved with certain VIEs in which it held a variable interest but for which it was not the primary beneficiary. The assets and liabilities of these unconsolidated VIEs and Federated’s maximum risk of loss related thereto were as follows at December 31:

	2011			2010
in millions	Unconsolidated VIE assets	Unconsolidated VIE Liabilities	Total remaining carrying value of investment and maximum risk of loss	Unconsolidated VIE assets	Unconsolidated VIE Liabilities	Total remaining carrying value of investment and maximum risk of loss
Investment companies[1]	$290,517.7	$—	$221.5	$275,365.1	$—	$297.0
CDOs[2]	$2.1	$12.0	$0	$12.8	$121.6	$0
Equity investment	$4.5	$0.7	$7.1	$6.4	$2.4	$7.4

1
The unconsolidated VIE assets for the investment companies represent total net assets under management for the related investment companies. Of Federated’s $221.5 million invested in these entities at December 31, 2011, $44.0 million represents investments in money market funds included in Cash and cash equivalents, with the remaining $177.5 million included in Investments on the Consolidated Balance Sheets. Of Federated’s $297.0 million invested in these entities at December 31, 2010, $191.2 million represents investments in money market funds included in Cash and cash equivalents, with the remaining $105.8 million included in Investments on the Consolidated Balance Sheets.

2	The risk of loss does not include the potential loss associated with related deferred tax assets expiring unutilized.
Investment Companies – Federated's involvement with certain investment companies that are deemed to be VIEs includes serving as the investment manager, or at times, holding a minority interest or both. Federated’s variable interest is not deemed to absorb the majority of the variability of the entity’s net assets. Therefore Federated is not the primary beneficiary of these VIEs and has not consolidated these entities.
In the ordinary course of business, from time to time, Federated may choose to waive certain fees or assume operating expenses of these sponsored investment companies for competitive, regulatory or contractual reasons (see Note (1)(o) for information regarding fee waivers). Federated has not provided financial support to any of these entities outside the ordinary course of business.
Collateralized Debt Obligations (CDOs) – At December 31, 2010, Federated acted as the investment manager for two CDOs with assets under management of $12.8 million. Because one of these CDOs unwound in the first quarter 2011, Federated acted as the investment manager for only one CDO with assets under management of $2.1 million as of December 31, 2011. This remaining CDO is expected to unwind in the first half of 2012. The CDOs, which are alternative investment products created for the purpose of providing investors with an opportunity for returns that vary with the risk level of their investment, met the definition of a VIE due primarily to the lack of unilateral decision making authority of the equity holders. Federated’s variable interests in the remaining CDO is limited to a 25% pro-rata equity interest and a fixed, asset-based management fee earned prospectively as services are provided. As an equity holder, Federated participates in all rights and obligations to income and expected losses of the CDO on a proportionate basis with all other equity holders. In its role as investment manager, Federated is not entitled to any additional residual return nor is it obligated to absorb any expected losses of the entity. Federated has not provided financial support to the CDO.
Federated was not the primary beneficiary of either of these VIEs at December 31, 2011 or 2010. Upon consideration of the qualitative power and benefits model, Federated determined that as of December 31, 2011 and December 31, 2010, neither its 25% pro-rata equity interest nor its management fee potential could result in Federated receiving benefits or absorbing losses that could potentially be significant to either of these entities. Therefore Federated has not consolidated these entities.
Equity Investment – Federated holds a 12% non-voting, noncontrolling interest in both Dix Hills Partners, LLC, a registered investment adviser and commodity trading adviser, and its affiliate, Dix Hills Associates, LLC (collectively, Dix Hills). Dix Hills is based in Jericho, New York and as of December 31, 2011, managed over $700 million in both absolute return and enhanced fixed-income mandates, including a hedge fund strategy and an enhanced cash strategy. Due primarily to the nature of the voting rights of the equity holders, Dix Hills meets the definition of a VIE, however, with its non-voting 12% interest, Federated is not deemed to have power to direct the activities of Dix Hills and therefore is not the primary beneficiary. Federated has not provided financial support to Dix Hills. Federated’s investment in Dix Hills is included in Other long-term assets on the Consolidated Balance Sheets.

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Measurements
(6) Fair Value Measurements
Fair value is the price that would be received to sell an asset or the price paid to transfer a liability as of the measurement date. A three-tier, fair-value reporting hierarchy exists for disclosure of fair value measurements based on the observability of the inputs to the valuation of financial assets and liabilities. The three levels are:
Level 1 – Quoted prices for identical instruments in active markets. Level 1 assets may include equity and debt securities that are traded in an active exchange market, including shares of mutual funds.
Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 assets and liabilities may include debt and equity securities, purchased loans and over-the-counter derivative contracts whose fair value is determined using a pricing model without significant unobservable market data inputs.
Level 3 – Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable in active exchange markets.

(a) Fair Value Measurements on a Recurring Basis
Fair value measurements for classes of Federated’s assets and liabilities measured at fair value on a recurring basis consisted of the following at December 31:

	2011				2010
	Fair Value Measurements Using				Fair Value Measurements Using
in thousands	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial Assets
Cash and cash equivalents	$49,273	$0	$0	$49,273	$198,756	$0	$0	$198,756
Available-for-sale equity securities	159,539	0	0	159,539	105,724	0	0	105,724
Trading securities – equity	10,805	18,653	0	29,458	6,937	4,431	0	11,368
Trading securities – debt	216	83,831	0	84,047	10,016	7,777	0	17,793
Foreign currency forward contract	0	55	0	55	0	68	0	68
Total financial assets	$219,833	$102,539	$0	$322,372	$321,433	$12,276	$0	$333,709
Financial Liabilities
Interest rate swap	$0	$15,241	$0	$15,241	$0	$11,734	$0	$11,734
SunTrust Acquisition future consideration payments liability	0	0	13,404	13,404	0	0	20,058	20,058
Foreign currency forward contracts	0	245	0	245	0	0	0	0
Total financial liabilities	$0	$15,486	$13,404	$28,890	$0	$11,734	$20,058	$31,792

The following is a description of the valuation methodologies used for financial assets and liabilities measured at fair value on a recurring basis. Federated did not hold any nonfinancial assets or liabilities measured at fair value on a recurring basis at December 31, 2011 or December 31, 2010.

Cash and cash equivalents
Cash and cash equivalents include investments in money market funds and deposits with banks. Cash and cash equivalents invested in Federated money market funds totaled $45.8 million and $194.5 million at December 31, 2011 and 2010, respectively. Cash investments in money market funds are valued under the market approach through the use of quoted market prices in an active market, which is the net asset value of the underlying funds, and are classified within Level 1 of the valuation hierarchy.

Available-for-sale equity securities
Available-for-sale equity securities include investments in sponsored fluctuating-value mutual funds and are included in Investments - affiliates on the Consolidated Balance Sheets. The securities are valued under the market approach through the use of quoted market prices available in an active market, which is the net asset value of the underlying funds, and are classified within Level 1 of the valuation hierarchy. There is no modeling or additional information needed to arrive at the fair values of these investments.
Trading securities - equity
These trading securities primarily represent the equity securities held by consolidated investment funds and are included in Investments - other on the Consolidated Balance Sheets. For the publicly traded equity securities available in an active exchange market, whether domestic or foreign, the fair value of these securities is often classified as Level 1 and is based on unadjusted quoted market prices. From time to time, however, the fair value of certain equity securities traded principally in foreign markets may be determined by third-party pricing services when it has been determined that there has been a significant trend in the U.S. equity markets or in index futures trading. The determination to use the third-party pricing service versus the unadjusted quoted market price is the cause for transfers between Level 1 and Level 2 for these securities. For the period between December 31, 2010 and December 31, 2011, approximately $3.5 million of investments transferred from Level 2 to Level 1 as a result of a determination by management to use adjusted quoted market prices because there had been a significant trend in the U.S. equity markets or in index futures trading after the foreign markets closed on December 31, 2010, as compared to using unadjusted quoted market prices to determine fair values of these equity securities at December 31, 2011. Transfers into and out of Levels 1 and 2 of the fair value hierarchy are reported at fair values as of the beginning of the period in which the transfers occur.

At December 31, 2011, equity trading securities also included shares of an offshore master investment fund held by a consolidated feeder fund. The offshore master investment fund, which is not publicly traded in an active exchange market, makes investments in global project and trade finance transactions. The $17.9 million fair value of the feeder fund's investment in the master fund was determined using the net asset value of the master fund, as a practical expedient, and was classified as Level 2 in the valuation hierarchy at December 31, 2011. Certain near-term, lock-up restrictions surrounding the holding period of the feeder fund's investment in the master fund existed at December 31, 2011, but did not materially impact the measurement of fair value.

Trading securities - debt
These trading securities primarily represent high-quality short-term debt securities held by a consolidated, non-U.S. dollar-denominated money market fund ($77.1 million). Such assets had a maximum weighted-average maturity of 15 days at December 31, 2011 and were valued based on amortized cost, which approximates fair value given the high-quality, short-term nature of these securities. The remaining amount of trading debt securities primarily represents U.S. and foreign investment-grade bonds held by consolidated sponsored investment funds. The fair value of these securities may include observable market data such as closing market prices provided by independent pricing services after considering factors such as the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The entire amount of these securities is included in Investments - other on the Consolidated Balance Sheets.
Foreign currency forward contracts
The fair value of foreign currency forward contracts is included in Receivables or Accounts payable and accrued expense on the Consolidated Balance Sheets. These contracts are entered into by Federated to hedge foreign exchange risk related to investments denominated in foreign currencies. Additionally, certain consolidated sponsored investment funds may hold foreign currency forward contracts as part of their investment strategy. Pricing is determined by interpolating a value by utilizing the spot foreign exchange rate and forward points (based on the spot rate and currency interest rate differentials), which are all inputs that are observable in active markets.
Interest rate swap
The fair value of Federated's interest rate swap is included in Other current liabilities on the Consolidated Balance Sheets. Pricing is determined based on a third-party, model-derived valuation in which all significant inputs are observable in active markets including the Eurodollar future rate and yields for three- and thirty-year Treasury securities. See Note (11) for more information regarding the swap.
SunTrust Acquisition future consideration payments liability
The liability for future consideration payments related to the SunTrust Acquisition is recorded at fair value on a recurring basis in Other current liabilities ($4.0 million) and Other long-term liabilities ($9.4 million) on the Consolidated Balance Sheet as of December 31, 2011. Management estimated the fair value of future consideration payments related to the SunTrust Acquisition based primarily upon expected future cash flows using an income approach valuation methodology with unobservable market data inputs (Level 3). Such inputs included (1) an estimated rate of change for underlying assets under management based on estimated net redemptions or sales; (2) expected net revenue per managed asset based generally on contract terms; and (3) a discount rate estimated at the current market rate of return.

The following table presents a reconciliation of the beginning and ending fair-value measurements of Federated’s liability for future consideration payments related to the SunTrust Acquisition:

in thousands
Balance at December 31, 2010	$20,058
Adjustment to reflect final valuation[1]	(2,600)
Changes in fair value[2]	900
Contingent consideration payments	(4,954)
Balance at December 31, 2011	$13,404

1	As a result of finalizing the valuation relating to the SunTrust Acquisition in the first quarter 2011, this adjustment was required in order to revise the preliminary estimate of fair value.

2	Amounts included in Intangible asset related expense on the Consolidated Statements of Income.
(b) Fair Value Measurements on a Nonrecurring Basis
Since 2008, Federated experienced significant declines in the assets under management related to certain quantitative investment products acquired in 2006. The declines in assets under management reflected significant market depreciation as well as investor net redemptions. In light of these declines in assets under management, performance relative to peers and indices and the uncertainty regarding each of these in the future, the carrying values of the related intangible assets were tested for recoverability at various times over the past several years. In 2009, as a result of management’s impairment testing, Federated recorded a $15.5 million impairment charge in Intangible asset related expense on the Consolidated Statements of Income. Management’s quarterly recoverability test of the carrying value of these intangible assets performed as of June 30, 2010 and December 31, 2010 indicated that the carrying values were not fully recoverable. Cash flow projections at June 30, 2010 and December 31, 2010 were lower than previous projections prepared in connection with recoverability testing as a result of actual and projected declines in assets under management in excess of prior estimates. Management estimated the fair value of these intangible assets at June 30, 2010 and December 31, 2010 based primarily upon expected future cash flows using an income approach valuation methodology with unobservable market data inputs (Level 3). Such inputs included (1) an estimated rate of change for underlying assets under management; (2) expected revenue per managed asset; (3) direct operating expenses; and (4) a discount rate. Management estimated a rate of change for underlying assets under management based on a combination of an estimated rate of market appreciation or depreciation and an estimated net redemption or sales rate. Expected revenue per managed asset and direct operating expenses are generally based on contract terms, average market participant data and historical experience. The discount rate was estimated at the current market rate of return. In addition, because of the subjective nature of the projected discounted cash flows, management considered several scenarios and used probability weighting to calculate the expected future cash flows attributable to the intangible assets. The probability-weighted scenarios assumed growth rates in assets under management ranging from -100% to 9% over the cash-flow projection period. As a result of these fair value analyses, during 2010 Federated recorded a $10.2 million impairment charge on the Consolidated Statements of Income, $8.2 million of which was included in Intangible asset related expenses with the remainder in Operating expenses – Other. The related customer relationship intangible assets were written down to $2.0 million, the noncompete agreement included in Other intangible assets was written down to $0.8 million and the related fixed assets were written down to $0.7 million as of December 31, 2010. Intangible asset amortization expense and fixed asset depreciation for future periods were reduced as a result of this impairment. Given the uncertainties regarding future market conditions, the timing and pace of a forecasted recovery and possible prolonged periods of underperformance of the quantitative products compared to peers and indices and the significance of these factors to assets under management, management cannot be certain of the outcome of future undiscounted cash flow analyses for these assets with a remaining net book value of $2.8 million at December 31, 2011.
As a result of deterioration in the resale market for used aircraft in 2008 and 2009 and management’s intent to sell its aircraft before the end of its previously estimated useful life, Federated recognized impairment charges totaling $5.2 million to write down the carrying value of one of Federated’s aircraft in 2009. Based upon independent valuation and market data for similar assets (Level 2), management estimated the value of this aircraft less expected costs to sell to be $3.4 million at December 31, 2009. The impairment charges were recorded as operating expense in Other on the Consolidated Statements of Income for the year ended December 31, 2009. In the first quarter 2010, this aircraft was sold for net proceeds of $3.3 million. The loss on sale was recorded as an operating expense in Other on the Consolidated Statements of Income in the first quarter of 2010.
(c) Fair Value Measurements of Other Financial Instruments
The fair value of Federated’s recourse debt is estimated based on the current market rate for debt with similar remaining maturities. Based on this fair value estimate, the carrying value of recourse debt appearing on the Consolidated Balance Sheets approximates fair value.

Investments	12 Months Ended
Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Investments
(7) Investments
Investments on the Consolidated Balance Sheets as of December 31, 2011 and 2010 included available-for-sale and trading securities. At December 31, 2011 and 2010, Federated held investments totaling $159.5 million and $105.7 million, respectively, in fluctuating-value Federated-sponsored mutual funds that were classified as available-for-sale securities and were included in Investments- affiliates on the Consolidated Balance Sheets. Federated’s trading securities totaled $113.5 million and $29.2 million at December 31, 2011 and 2010, respectively, and were included in Investments - other on the Consolidated Balance Sheets. Federated consolidates certain investment companies into its Consolidated Financial Statements as a result of Federated’s controlling financial interest in the products (see Note (5)). All investments held by these investment companies, which primarily represented Federated-sponsored investment companies, were included in Federated’s Consolidated Balance Sheets as of December 31, 2011 and 2010 as trading securities.
Federated’s trading securities as of December 31, 2011 were primarily comprised of high quality short-term debt securities held by a consolidated, non-US dollar-denominated sponsored money market fund ($77.1 million), as well as shares of an offshore master fund invested in global project and trade finance transactions ($17.9 million) and stocks of large-cap U.S. and international companies ($10.9 million) held by various other consolidated investment companies.

Available-for-sale securities (see Note (1)(g)) consisted of the following at December 31:

	2011				2010
		Gross Unrealized		Estimated Market Value		Gross Unrealized		Estimated Market Value
in thousands	Cost	Gains	(Losses)		Cost	Gains	(Losses)
Equity mutual funds	$43,217	$2,037	$(925)	$44,329	$41,879	$5,200	$(24)	$47,055
Fixed-income mutual funds	115,699	461	(950)	115,210	58,143	662	(136)	58,669
Total fluctuating-value mutual funds	$158,916	$2,498	$(1,875)	$159,539	$100,022	$5,862	$(160)	$105,724

The increase in available-for-sale securities at December 31, 2011 as compared to December 31, 2010, was primarily due to Federated investing $60.0 million of available cash in certain Federated-sponsored fixed-income mutual funds during 2011. As of December 31, 2011, unrealized gains of $2.5 million related to equity and fixed-income investments with a fair value of $48.4 million. As of December 31, 2011, unrealized losses of $1.9 million related to fixed-income and equity investments with a fair value of $111.1 million, all of which were outstanding for less than twelve months.
Gains and losses recognized in Gain on securities, net on the Consolidated Statements of Income in connection with investments consisted of the following for the years ended December 31:

in thousands	2011	2010	2009
Unrealized (loss) gain
Trading securities	$(871)	$541	$2,824
Derivatives[1]	(560)	190	(18)
Realized gains[2]
Available-for-sale securities	3,006	1,239	118
Trading securities	931	2,045	810
Derivatives[1]	570	720	328
Purchased loans	0	678	0
Realized losses[2]
Available-for-sale securities	0	(6)	0
Trading securities	(830)	(958)	(1,405)
Derivatives[1]	(814)	(907)	0
Impairments	0	0	(386)
Gain on securities, net[3]	$1,432	$3,542	$2,271

1	These items relate to the settlement of economic derivatives held either by certain consolidated sponsored products or Federated.

2	Realized gains and losses are computed on a specific-identification basis.

3	Amounts related to consolidated investment companies totaled $(1.2) million, $1.5 million and $2.3 million for 2011, 2010 and 2009, respectively.

Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
(8) Intangible Assets and Goodwill
Federated’s identifiable intangible assets and goodwill consisted of the following at December 31:

	2011			2010
in thousands	Cost	Accumulated Amortization	Carrying Value	Cost	Accumulated Amortization	Carrying Value
Finite-lived intangible assets:
Customer relationships[1]	$56,492	$(45,958)	$10,534	$119,472	$(103,552)	$15,920
Noncompete agreements[2]	12,142	(10,579)	1,563	12,142	(8,950)	3,192
Total finite-lived intangible assets[3]	68,634	(56,537)	12,097	131,614	(112,502)	19,112
Indefinite-lived intangible assets:
Renewable investment advisory rights	64,600	N/A	64,600	64,500	N/A	64,500
Trade names	1,900	N/A	1,900	1,900	N/A	1,900
Total indefinite-lived intangible assets	66,500	N/A	66,500	66,400	N/A	66,400
Goodwill	642,329	N/A	642,329	635,313	N/A	635,313
Total identifiable intangible assets and goodwill	$777,463	$(56,537)	$720,926	$833,327	$(112,502)	$720,825

1	Weighted average amortization period of 9.3 years at December 31, 2011

2	Weighted average amortization period of 6.9 years at December 31, 2011

3	Weighted average amortization period of 8.9 years at December 31, 2011
The decrease of $63.0 million in the cost of the total finite-lived intangible assets at December 31, 2011 as compared to December 31, 2010 primarily relates to a $60.0 million write-off of a fully amortized customer relationship intangible asset relating to a prior year acquisition.

Amortization expense for identifiable intangible assets was $7.0 million, $14.3 million and $16.6 million in 2011, 2010 and 2009, respectively. This expense was included in Intangible asset related on the Consolidated Statements of Income for each period. See Note (6)(b) for information regarding the intangible asset impairments.
Following is a schedule of expected aggregate annual amortization expense for intangible assets in each of the five succeeding years assuming no new acquisitions or impairments:

in millions	For the years ending December 31,
2012	$3.4
2013	$2.6
2014	$2.0
2015	$1.4
2016	$1.0

Goodwill at December 31, 2011 and 2010 was $642.3 million and $635.3 million, respectively. During 2011, Federated recorded goodwill primarily in connection with contingent purchase price payment accrual related to the acquisition of certain assets of Clover Capital Management, Inc., a Rochester, New York-based investment manager that specializes in value investing (Clover Capital Acquisition). This acquisition was accounted for under the purchase method of accounting and therefore goodwill was recorded at the time the contingencies lapsed. See Note (20)(a) for additional information.

Property and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
(9) Property and Equipment
Property and equipment consisted of the following at December 31:

in thousands	Estimated Useful Life				2011	2010
Computer software and hardware	2	to	7	years	$45,468	$40,642
Transportation equipment		12		years	17,875	17,875
Leasehold improvements	Up to term of lease				15,934	15,853
Office furniture and equipment	5	to	10	years	6,200	6,127
Total cost					85,477	80,497
Accumulated depreciation and amortization					(47,249)	(41,981)
Property and equipment, net					$38,228	$38,516

Depreciation and amortization expense was $8.3 million, $7.5 million and $7.5 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Other Current Liabilities	12 Months Ended
Dec. 31, 2011
Other Liabilities, Current [Abstract]
Other Current Liabilities
(10) Other Current Liabilities
Federated’s Other current liabilities at December 31, 2011 included an accrual of $15.2 million related to an interest rate swap (see Note (11) for additional information), $5.9 million contingent purchase price payment accrual related to the Clover Capital Acquisition (see Note (20)(a) for additional information) and $4.0 million for the short-term portion of the SunTrust Acquisition future consideration payments liability (see Note (3) for additional information). Also included in Other current liabilities at December 31, 2011 was $10.0 million related to insurance proceeds for claims submitted to cover costs associated with various legal proceedings. Federated is involved in legal proceedings with certain insurance carriers to, among other things, retain these insurance reimbursements. In the event that Federated does not prevail, it will be required to repay all or a portion of these advance payments. Because the outcome of this claim is uncertain at this time, Federated recorded the advance payments as a liability and will continue to evaluate the contingency until it is resolved.
Federated’s Other current liabilities at December 31, 2010 included an accrual of $11.7 million related to the aforementioned interest rate swap and $5.3 million for the short-term portion of the SunTrust Acquisition future consideration payments liability.

Recourse Debt and Interest Rate Swap	12 Months Ended
Dec. 31, 2011
Recourse Debt And Interest Rate Swap [Abstract]
Recourse Debt and Interest Rate Swap
(11) Recourse Debt and Interest Rate Swap
Recourse debt at December 31 consisted of the following:

dollars in thousands	Weighted-Average Interest Rates at December 31,		2011	2010
	2011[1]	2010
Term Loan[2]	3.646%	4.396%	$361,250	$403,750
Less: Short-term debt – recourse			42,500	42,500
Long-term debt – recourse			$318,750	$361,250

1	See additional information below regarding the interest rate fixed at 3.646% in connection with an interest rate swap, which expires on April 1, 2015.

2	The term loan borrowings under the Credit Agreement expire on June 10, 2016.
In the second quarter 2011, Federated entered into an Amended and Restated Credit Agreement by and among Federated, certain of its subsidiaries, PNC Bank, National Association as administrative agent, a syndicate of 19 banks led by PNC Capital Markets LLC as sole bookrunner and joint lead arranger and Citigroup Global Markets, Inc. as joint lead arranger (Credit Agreement). The Credit Agreement amended and restated Federated’s prior $425 million term loan facility dated April 9, 2010. The borrowings of $382.5 million under the Credit Agreement represented the remaining principal balance from the prior $425 million term loan. The Credit Agreement qualified for modification accounting treatment. Accordingly, closing costs of $1.8 million were capitalized in the second quarter 2011 and are being amortized over the 5-year term of the amended loan.
The Credit Agreement expires on June 10, 2016 and requires principal payments of $10.6 million per quarter for the first three years and $28.3 million per quarter for the fourth and fifth years and a final payment of $28.3 million due upon its expiration. Certain subsidiaries entered into an Amended and Restated Continuing Agreement of Guaranty and Suretyship whereby these subsidiaries guarantee payment of all obligations incurred through the Credit Agreement. The Credit Agreement also includes representations, warranties and other financial and non-financial covenants. Federated was in compliance with all such covenants at and for the year ended December 31, 2011.
The borrowings under the term loan component of the Credit Agreement bear interest at a reduced spread over LIBOR, as compared to the prior term loan. The interest rate swap (the Swap) that Federated entered into with PNC Bank, National Association and certain other banks during 2010 to hedge its interest rate risk associated with the prior $425 million term loan remains in effect.
Under the Swap, which expires on April 1, 2015, Federated will receive payments based on LIBOR plus a spread and will make payments based on an annual fixed rate of 3.646%. The Swap requires monthly cash settlements of interest paid or received. The differential between the interest paid or interest received from the monthly settlements will be recorded as adjustments to Debt expense – recourse on the Consolidated Statements of Income. The Swap is accounted for as a cash flow hedge and has been determined to be highly effective. Federated evaluates effectiveness using the long-haul method. Changes in the fair value of the Swap will likely be offset by an equal and opposite change in the fair value of the hedged item, therefore very little, if any, net impact on reported earnings is expected. The fair value of the Swap agreement at December 31, 2011 was a liability of $15.2 million which was recorded in Other current liabilities on the Consolidated Balance Sheet. The entire amount of this loss in fair value was recorded in Accumulated other comprehensive loss, net of tax on the Consolidated Balance Sheet at December 31, 2011. During the next twelve months management expects to charge $6.4 million of this loss to Debt expense – recourse on the Consolidated Statements of Income as a component of Federated’s fixed interest rate of 3.646%. This amount could differ from amounts actually recognized due to changes in interest rates subsequent to December 31, 2011 and will not affect the amount of interest expense recognized in total on the Credit Agreement for any period presented. During the years ended December 31, 2011 and 2010, $8.3 million and $6.5 million, respectively, were charged to Debt expense – recourse on the Consolidated Statements of Income as a component of Federated’s fixed interest rate associated with the Swap.
The Credit Agreement also contains a $200 million revolving credit facility. This new revolving credit facility replaced the previous $200 million revolving credit facility, which was scheduled to expire on October 31, 2011, and was terminated in connection with Federated’s entry into the Credit Agreement. Federated had no borrowings outstanding on the previous revolving credit facility. Federated pays an annual facility fee, currently 15 basis points, based on its credit rating. Borrowings under the new revolving credit facility bear interest similar to the term loan borrowings under the Credit Agreement except the London Interbank Offering Rate (LIBOR) spread is currently 110 basis points, based on Federated's credit rating. As of December 31, 2011, the entire $200 million revolving credit facility was available for borrowings.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
(12) Employee Benefit Plans
(a) 401(k)/Profit Sharing Plan
Federated offers a 401(k) plan covering substantially all employees. Under the 401(k) plan, employees can make salary deferral contributions at a rate of 1% to 50% of their annual compensation (as defined in the 401(k) plan), subject to Internal Revenue Code limitations. Federated makes a matching contribution in an amount equal to 100% of the first 2% that each participant defers and 50% of the next 4% of deferral contributions. Forfeitures of unvested matching contributions are used to offset future matching contributions.
Matching contributions to the 401(k) plan recognized in Compensation and related expense amounted to $4.0 million, $3.9 million and $3.9 million for 2011, 2010 and 2009, respectively.
Vesting in Federated’s matching contributions commences once a participant in the 401(k) plan has been employed at least two years and worked at least 1,000 hours per year. Upon completion of two years of service, 20% of Federated’s contribution included in a participant’s account vests and 20% vests for each of the following four years if the participant works at least 1,000 hours per year. Employees are immediately vested in their 401(k) salary deferral contributions.
A Federated employee becomes eligible to participate in the profit sharing plan if they are employed on the last day of the year and have worked at least 500 hours for the year. The profit sharing plan is a defined contribution plan to which Federated may contribute amounts as authorized by its board of directors. No contributions have been made to the profit sharing plan in 2011, 2010 or 2009. At December 31, 2011, the profit sharing plan held 0.5 million shares of Federated Class B common stock.
(b) Employee Stock Purchase Plan
Federated offers an employee stock purchase plan that allows employees to purchase a maximum of 750,000 shares of Class B common stock. Employees may contribute up to 10% of their salary to purchase shares of Federated’s Class B common stock on a quarterly basis at the market price. The shares purchased under this plan may be newly issued shares, treasury shares or shares purchased on the open market. As of December 31, 2011, 128,712 shares were purchased by employees in this plan on the open market since the plan’s inception in 1998.

Share-Based Compensation Plans	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation Plans
(13) Share-Based Compensation Plans
Federated’s long-term stock-incentive compensation has been provided for under the Stock Incentive Plan (the Plan), as amended and subsequently approved by shareholders from time to time. Share-based awards are granted to reward Federated’s employees and non-management directors who have contributed to the success of Federated and to provide incentive to increase their efforts on behalf of Federated. Since the Plan’s inception, a total of 27.1 million shares of Class B common stock have been authorized for granting share-based awards in the form of restricted stock, stock options or other share-based awards. As of December 31, 2011, 6.6 million shares are available under the Plan.
Share-based compensation expense was $19.0 million, $19.1 million and $18.8 million for the years ended December 31, 2011, 2010 and 2009, respectively. The associated tax benefits recorded in connection with share-based compensation expense was $7.1 million, $7.2 million and $7.1 million for the years ended December 31, 2011, 2010 and 2009, respectively. At December 31, 2011, the maximum remaining unrecognized compensation expense related to share-based awards approximated $66 million which is expected to be recognized over a weighted-average period of approximately 6 years.
(a) Restricted Stock
Federated’s restricted stock awards represent shares of Federated Class B common stock that may be sold by the awardee only once the restrictions lapse, as dictated by the terms of the award. The awards are generally subject to graded vesting schedules that vary in length from three to ten years with a portion of the award vesting each year, as dictated by the terms of the award. For an award with a ten-year vesting period, the restrictions on the vested portion of the award typically lapse on approximately the award’s fifth- and tenth-year anniversaries. Certain restricted stock awards granted pursuant to a key employee bonus program have a three-year graded vesting schedule with restrictions lapsing at each vesting date. During the period of restriction, the recipient receives dividends on all shares awarded, regardless of their vesting status.
The following table summarizes activity of non-vested restricted stock awards for the year ended December 31, 2011:

	Restricted Shares	Weighted- Average Grant- Date Fair Value
Non-vested at January 1, 2011	3,503,326	$24.14
Granted[1]	1,011,876	$19.97
Vested	(646,152)	$25.76
Forfeited	(99,029)	$23.99
Non-vested at December 31, 2011	3,770,021	$22.74

1
During the first quarter of 2011, Federated awarded 456,876 shares of restricted Federated Class B common stock in connection with a bonus program in which certain key employees received a portion of their bonus in the form of restricted stock under the Plan. This restricted stock, which was granted on the bonus payment date and issued out of treasury, generally vests over a three-year period. During 2011, Federated awarded 555,000 shares of restricted Federated Class B common stock to certain key employees. The restricted stock award generally vests over a ten-year period with restrictions on the vested portion of the award lapsing on approximately the awards’ fifth- and tenth-year anniversaries.

Federated awarded 1,011,876 shares of restricted Federated Class B common stock with a weighted-average grant-date fair value of $19.97 to employees during 2011; awarded 897,379 shares of restricted Federated Class B common stock with a weighted-average grant-date fair value of $22.97 to employees during 2010; and awarded 1,155,136 shares of restricted Federated Class B common stock with a weighted-average grant-date fair value of $20.41 to employees during 2009.
The total fair value of restricted stock vested during December 31, 2011, 2010 and 2009 was $15.4 million, $12.2 million and $6.8 million, respectively.
(b) Stock Options
The outstanding stock options were granted with exercise prices that equaled or exceeded the market price of Federated’s Class B common stock on the grant date. The options generally have graded vesting schedules that vary in length up to ten years and in certain cases, may contain accelerated vesting provisions based upon the attainment of specific performance criteria. The stated exercise period is typically a one-year period following the date on which the entire award becomes fully vested. Each vested option may be exercised for the purchase of one share of Class B common stock at the exercise price. In some cases, Federated awarded stock options with no requisite service requirement. These options, which were fully vested on the date of grant, were immediately exercisable and expire no later than ten years after the grant date.

The following table summarizes the status of and changes in Federated’s stock option program for the year ended December 31, 2011:

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in millions)
Outstanding at January 1, 2011	3,215,432	$28.67
Granted	0	N/A
Exercised	(603,418)	$25.07
Forfeited	0	N/A
Expired unexercised	(2,219,535)	$29.46
Outstanding at December 31, 2011	392,479	$29.72	1.3	$0
Vested at December 31, 2011	392,479	$29.72	1.3	$0
Exercisable at December 31, 2011	392,479	$29.72	1.3	$0

Total options exercised during December 31, 2011, 2010 and 2009 were 603,418, 486,150 and 345,275, respectively. The total intrinsic value of stock options exercised during December 31, 2011, 2010 and 2009 was $1.2 million, $2.3 million and $4.0 million, respectively.
There were no stock options granted in 2011 or 2010. Federated granted 12,000 stock options to non-management directors with a weighted-average grant-date fair value of $3.38 during the second quarter of 2009. Federated estimated the grant-date fair value using the Black-Scholes option-pricing model with the following weighted-average assumptions for options granted in 2009: dividend yield based on latest annualized dividend of 4.07%; expected volatility factor based on historical volatility of 24.9%; risk-free interest rate based on the U.S. Treasury strip rate for the expected life of the option of 1.89%; and an expected life of 5 years. The expected life is based on the assumption that these options will be exercised evenly over the life of the option. These awards were granted with an exercise price that was equal to the market price on the date of grant.

Common Stock	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
(14) Common Stock
The Class A common stockholder has the entire voting rights of Federated; however, without the consent of the majority of the holders of the Class B common stock, the Class A common stockholder cannot alter Federated’s structure, dispose of all or substantially all of Federated’s assets, amend the Articles of Incorporation or Bylaws of Federated to adversely affect the Class B common stockholders, or liquidate or dissolve Federated. With respect to dividends, distributions and liquidation rights, the Class A common stock and Class B common stock have equal preferences and rights.
(a) Dividends
Cash dividends of $100.0 million, $228.7 million and $98.5 million were paid in 2011, 2010 and 2009, respectively, to holders of common stock. In the first quarter 2010, Federated paid $1.26 per share or $129.8 million for a special dividend in addition to the regular quarterly cash dividends paid throughout 2010. All dividends are considered ordinary dividends for tax purposes.
(b) Treasury Stock Repurchase
During 2008, the board of directors authorized a share repurchase program that allows Federated to buy back as many as 5 million shares of Class B common stock. The program has no stated expiration date and no other programs existed as of December 31, 2011. The program authorizes executive management to determine the timing and the amount of shares for each purchase. The repurchased stock is held in treasury for employee share-based compensation plans, potential acquisitions and other corporate activities. During the year ended December 31, 2011, Federated repurchased 1.5 million shares of common stock for $28.1 million, nearly all of which were repurchased in the open market. The remaining shares were repurchased in connection with employee separations and are not counted against the board-approved share repurchase program. At December 31, 2011, approximately 2.2 million shares remain available to be purchased under the current buyback program.

Leases	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Leases of Lessee Disclosure [Text Block]
(15) Leases
The following is a schedule by year of future minimum payments required under the operating leases that have initial or remaining noncancelable lease terms in excess of one year as of December 31, 2011:

in millions
2012	$11.7
2013	12.1
2014	11.9
2015	10.0
2016	9.3
2017 and thereafter	37.3
Total minimum lease payments	$92.3

Federated held a material operating lease at December 31, 2011 for its corporate headquarters building in Pittsburgh, Pennsylvania. This lease expires in 2021 and has renewal options for two successive terms of five years each. This lease includes provisions for leasehold improvement incentives, rent escalation and certain penalties for early termination. In addition, at December 31, 2011, Federated had various other operating lease agreements primarily involving additional facilities. These leases are noncancelable and expire on various dates through the year 2019. Most leases include renewal options and, in certain leases, escalation clauses.
Rental expenses were $10.5 million, $10.6 million and $11.1 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
(16) Income Taxes
Federated files a consolidated federal income tax return. Financial statement tax expense is determined under the liability method.
Income tax expense (benefit), net consisted of the following components for the years ended December 31:

in thousands	2011	2010	2009
Current:
Federal	$67,662	$79,273	$101,649
State	6,426	8,504	11,082
Foreign	(56)	(33)	297
	74,032	87,744	113,028
Deferred:
Federal	15,996	20,997	8,269
State	1,291	3,210	(3,399)
Foreign	(31)	6	380
Total	$91,288	$111,957	$118,278

The federal net tax effects of timing differences exceeding 5% of 2011 pretax income at the statutory federal income tax rate included in Income tax provision on the Consolidated Statements of Income were $(18.7) million, $(11.8) million and $(6.8) million for amortization and/or impairments of intangible assets in 2011, 2010 and 2009, respectively, $5.1 million, $(1.2) million and $(5.4) million for accrued incentive compensation in 2011, 2010 and 2009, respectively, and $3.5 million, $(7.3) million and $1.3 million for insurance proceeds in 2011, 2010 and 2009, respectively.
The reconciliation between the statutory income tax rate and the effective tax rate consisted of the following for the years ended December 31:

	2011	2010	2009
Expected statutory income tax rate	35.0%	35.0%	35.0%
Increase/(decrease):
State and local income taxes, net of Federal benefit	2.1	2.5	1.5
Capital loss valuation allowance	0	0.1	1.2
Other	0.6	0.9	(0.2)
Effective tax rate (excluding noncontrolling interests)	37.7	38.5	37.5
Income attributable to noncontrolling interests	(0.6)	(1.3)	(1.3)
Effective tax rate per Consolidated Statements of Income	37.1%	37.2%	36.2%

During 2010, state and local taxes increased as a result of the combination of changing apportionment factors and the full year impact of prior year tax law changes.
The tax effects of temporary differences that gave rise to significant portions of deferred tax assets and liabilities consisted of the following at December 31:

in thousands	2011	2010
Deferred Tax Assets
Tax net operating losses	$16,481	$17,885
Unrealized and realized capital losses	7,835	2,460
Other compensation related	5,843	268
Deferred income	3,500	0
Share-based compensation	3,405	8,274
Write-down of CDO and other investments	3,331	6,317
Other	2,560	4,648
Total deferred tax assets	42,955	39,852
Valuation allowance	(21,030)	(20,774)
Total deferred tax asset, net of valuation allowance	$21,925	$19,078
Deferred Tax Liabilities
Intangible assets	$73,269	$54,734
Property and equipment	5,902	4,376
Deferred sales commissions	3,788	2,838
State taxes	3,546	3,087
Costs of internal-use software	2,630	2,566
Other	1,791	1,728
Total gross deferred tax liability	$90,926	$69,329
Net deferred tax liability	$69,001	$50,251

At December 31, 2011, the company had deferred tax assets related to foreign and state tax net operating loss carryforwards in certain taxing jurisdictions in the aggregate of $16.3 million, which will expire over the period 2012 through 2031. A valuation allowance has been recognized for $1.7 million (or 94%) of the deferred tax asset for foreign tax net operating losses, and for $14.3 million (or 99%) of the deferred tax asset for state tax net operating losses. The valuation allowances were recorded due to management’s belief that it is more likely than not that Federated will not realize the full benefit of these net operating losses. No valuation allowance has been recorded with regard to the federal tax net operating loss of $0.2 million acquired in connection with a prior period acquisition.
At December 31, 2010, the company had deferred tax assets related to foreign and state tax net operating loss carryforwards in certain taxing jurisdictions in the aggregate of $16.2 million, which will expire over the period 2011 through 2030. A valuation allowance has been recognized for $1.8 million (or 94%) of the deferred tax asset for foreign tax net operating losses, and for $14.0 million (or 98%) of the deferred tax asset for state tax net operating losses. The valuation allowances were recorded due to management’s belief that it is more likely than not that Federated will not realize the full benefit of these net operating losses. No valuation allowance has been recorded with regard to the federal tax net operating loss of $1.7 million acquired in connection with a prior period acquisition.
In addition, at December 31, 2011 and 2010, Federated had recognized deferred tax assets resulting from capital losses on certain CDO and other investments and the write down in prior years in the then-remaining value of its investment in certain managed CDOs. The carry-forward period for capital losses, once recognized, is five years. Management currently believes it is more likely than not that Federated will not fully realize these deferred tax assets in the future and therefore has recognized a related valuation allowance for $4.8 million.
The company and its subsidiaries file annual income tax returns in the U.S. federal jurisdiction, various U.S. state and local jurisdictions, and in certain foreign jurisdictions. Based upon its review of these filings, there were no material unrecognized tax benefits as of December 31, 2011 or 2010. Therefore, there were no material changes during 2011, and no reasonable possibility of a significant increase or decrease in unrecognized tax benefits within the next twelve months.

Earnings Per Share Attributable to Federated Investors, Inc. Shareholders	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share Attributable to Federated Investors, Inc. Shareholders
(17) Earnings Per Share Attributable to Federated Investors, Inc. Shareholders
The following table sets forth the computation of basic and diluted earnings per share using the two-class method for amounts attributable to Federated Investors, Inc. for the years ended December 31:

in thousands, except per share data	2011	2010	2009
Numerator – Basic
Net income attributable to Federated Investors, Inc.	$150,906	$179,114	$197,292
Less: Total income available to participating unvested restricted shareholders[1]	(4,922)	(6,443)	(4,917)
Total net income attributable to Federated Common Stock[2]	$145,984	$172,671	$192,375
Numerator – Diluted
Net income attributable to Federated Investors, Inc.	$150,906	$179,114	$197,292
Less: Total income available to participating unvested restricted shareholders[1]	(4,921)	(6,443)	(4,913)
Total net income attributable to Federated Common Stock[2]	$145,985	$172,671	$192,379
Denominator
Basic weighted-average common shares outstanding	100,609	99,925	99,923
Dilutive potential shares from stock options	23	68	133
Diluted weighted-average common shares outstanding	100,632	99,993	100,056
Earnings per share
Net income attributable to Federated Common Stock - Basic[2]	$1.45	$1.73	$1.93
Net income attributable to Federated Common Stock - Diluted[2]	$1.45	$1.73	$1.92

1
Income available to participating restricted shareholders includes dividends paid to unvested restricted shareholders, net of forfeited dividends, and their proportionate share of undistributed earnings.

2	Federated Common Stock excludes unvested restricted stock which are deemed participating securities in accordance with the two-class method of computing earnings per share.
For the years ended December 31, 2011, 2010 and 2009, 0.7 million, 3.0 million and 2.7 million stock option awards, respectively, were outstanding but not included in the computation of diluted earnings per share for each year because the exercise price was greater than the average market price of Federated Class B common stock for each respective year. In the event the awards become dilutive, these shares would be included in the calculation of diluted earnings per share and would result in additional dilution.

Accumulated Other Comprehensive (Loss) Income	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive (Loss) Income attributable to Federated Shareholders [Abstract]
Comprehensive Income (Loss) Note [Text Block]
(18) Accumulated Other Comprehensive (Loss) Income attributable to Federated Shareholders
The components of accumulated other comprehensive (loss) income, net of tax, attributable to Federated shareholders are as follows:

in thousands	Unrealized Loss on Hedging Instruments	Unrealized (Loss) Gain on Securities Available for Sale	Foreign Currency Translation Gain (Loss)	Total
Balance at January 1, 2009	$0	$(310)	$607	$297
Change in market value[1]	0	483	0	483
Reclassification adjustment[2]	0	251	0	251
Gain on currency conversion[3]	0	0	483	483
Balance at December 31, 2009	0	424	1,090	1,514
Change in market value[1]	(11,828)	3,642	0	(8,186)
Reclassification adjustment[2]	4,201	(802)	0	3,399
Loss on currency conversion[3]	0	0	(422)	(422)
Balance at December 31, 2010	(7,627)	3,264	668	(3,695)
Change in market value[1]	(7,005)	(1,449)	0	(8,454)
Reclassification adjustment[2]	5,366	(1,490)	0	3,876
Loss on currency conversion[3]	0	0	(339)	(339)
Balance at December 31, 2011	$(9,266)	$325	$329	$(8,612)

1
The tax (benefit) expense related to the change in market value of the hedging instruments was $(4,458) and $(6,369) for 2011 and 2010, respectively. The tax (benefit) expense related to the change in market value of securities available for sale was $(1,337), $2,640 and $277 for 2011, 2010 and 2009, respectively.

2
The tax (expense) benefit related to the reclassification adjustment for the hedging instruments was $(2,889) and $(2,262) for 2011 and 2010, respectively. The tax (expense) benefit related to the reclassification adjustments for securities available for sale was $802, $431 and $(134) for 2011, 2010 and 2009, respectively.

3	The tax (benefit) expense related to the foreign currency translation gain/loss was $(183), $(227) and $260 for 2011, 2010 and 2009, respectively.

Purchased Loans	12 Months Ended
Dec. 31, 2011
Transfers Of Purchased Loans [Abstract]
Purchased Loans
(19) Purchased Loans
As part of seeding a new Federated-sponsored fund, Federated began investing in purchased loans, consisting primarily of syndicated, commercial, US dollar-denominated, floating-rate term loans during the second quarter 2010. The purchased loans were recorded at fair value and included in Other current assets on the Consolidated Balance Sheet. During 2010, Federated transferred $46.2 million in purchased loans and $4.3 million in cash into a new Federated-sponsored fund in exchange for shares of the fund. This transfer of assets was recorded as a sale for accounting purposes given that the loans were legally isolated from Federated, the Federated-sponsored fund has the right to pledge or exchange the loans and Federated has not maintained effective control over the transferred loans. For the year ended December 31, 2010, Federated recorded $0.7 million in Gain on securities, net on the Consolidated Statement of Income as a result of the sale of these loans. As of December 31, 2011 and 2010, Federated did not hold any purchased loans but maintains a seed investment in this fund.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
(20) Commitments and Contingencies
(a) Contractual
Federated is obligated to make certain future payments under various agreements to which it is a party, including operating leases (see Note (15)). The following table summarizes minimum noncancelable payments contractually due under Federated’s significant service contracts and employment arrangements:

	Payments due in
						After
in millions	2012	2013	2014	2015	2016	2016	Total
Purchase obligations[1]	$17.9	$13.2	$4.9	$0.9	$0.4	$0.5	$37.8
Employment-related commitments[2]	16.1	8.3	7.6	0	0	0	32.0
Total	$34.0	$21.5	$12.5	$0.9	$0.4	$0.5	$69.8

1
Federated is a party to various contracts pursuant to which it receives certain services including legal, access to various fund-related information systems and research databases, as well as trade order transmission and recovery services. These contracts contain certain minimum noncancelable payments, cancellation provisions and renewal terms. The contracts expire on various dates through the year 2019. Costs for such services are expensed as incurred.

2
Federated has certain domestic and international employment arrangements pursuant to which Federated is obligated to make minimum compensation payments. These contracts expire on various dates through the year 2014.

As part of the SunTrust Acquisition, Federated is required to make annual contingent purchase price payments in the fourth quarters of each of the five years following the acquisition date. The contingent purchase price payments are calculated as a percentage of revenue less operating expenses directly attributed to certain eligible assets. The first contingent purchase price payment of $5.0 million was paid in the fourth quarter of 2011. At December 31, 2011, management estimated remaining contingent payments could total $19.0 million over the four years that remain, however, the actual amount of the contingent payments will vary based on asset levels and related net revenues and is not limited by any maximum amount. A wide range of outcomes for actual payments is possible due to the extent of reasonably possible flow-rate volatility for the assets under management. As of December 31, 2011, a liability of $13.4 million representing the estimated fair value of future consideration payments was recorded in Other current liabilities ($4.0 million) and Other long-term liabilities ($9.4 million) (see Note (6)(a) for a discussion regarding the valuation methodology). This liability is remeasured at each reporting date with changes in the fair value recognized in Intangible asset related expense on the Consolidated Statements of Income.
In the fourth quarter 2008, Federated completed the acquisition of certain assets of David W. Tice & Associates LLC that relate to the management of the Prudent Bear Fund and the Prudent DollarBear Fund (Prudent Bear Acquisition). As part of the Prudent Bear Acquisition, Federated is required to make contingent purchase price payments based upon certain revenue growth targets over the four-year period following the acquisition date. The contingent purchase price payments are recorded as additional goodwill at the time the contingency is resolved. The first two contingent purchase price payments of $5.1 million and $44.7 million were paid in the first quarters of 2010 and 2011, respectively. The remaining contingent purchase price payments could total as much as $49 million. As of December 31, 2011, no amounts were accrued for the third anniversary year ended in December 2011.
As part of the Clover Capital Acquisition, Federated is required to make contingent purchase price payments based upon growth in revenues over the five-year period following the acquisition date. The contingent purchase price payments, which could total as much as $56 million, will be recorded as additional goodwill at the time the contingency is resolved. The applicable growth targets were not met for the first two anniversary years and as such, no amounts were accrued or paid related to 2009 or 2010. As of December 31, 2011, $5.9 million was accrued for the third anniversary year ended in December 2011 and was paid in January 2012.
As part of the 2005 acquisition of the cash management business of Alliance Capital Management L.P. (Alliance Acquisition), Federated was required to make contingent purchase price payments over a five-year period following the acquisition date. These payments were primarily calculated as a percentage of revenues less certain operating expenses directly attributed to the assets acquired. Contingent purchase price payments of $10.7 million, $13.3 million, $16.2 million, $19.8 million and $32.4 million were paid in the second quarters of 2006, 2007, 2008, 2009, and 2010, respectively. In addition, a final contingent purchase price payment of $3.3 million was paid in the third quarter 2010. Contingent payments were recorded as additional goodwill at the time the related contingency was resolved.
In the third quarter 2007, Federated completed a transaction with Rochdale Investment Management LLC to acquire certain assets relating to its business of providing investment advisory and investment management services to the Rochdale Atlas Portfolio (Rochdale Acquisition). The Rochdale Acquisition agreement provides for two forms of contingent purchase price payments. The first form of contingent payment is based on Federated InterContinental Fund asset growth and performance through 2012. This form of payment was payable in 2010, will be payable again in 2012 and could aggregate to as much as $20 million. In the fourth quarter of 2010, $1.1 million was paid with respect to this first form of contingent payment and was recorded as goodwill. As of December 31, 2011, no amounts were accrued related to the potential payment in 2012. The second form of contingent payment is payable on a semi-annual basis over the five-year period following the acquisition closing date and is based on certain revenue earned by Federated from the Federated InterContinental Fund as well as fund performance. As of December 31, 2011, $4.1 million was paid in semi-annual contingent purchase price payments and, related to future semi-annual contingent purchase price payments, $0.4 million was accrued in Other current liabilities and recorded as goodwill. Contingent payments are recorded as additional goodwill at the time the related contingency is resolved.
In addition to the $16.1 million of employee-related commitments to be paid in 2012, Federated may be required to make certain incentive compensation-related payments in connection with various significant employment arrangements. The employment contracts expire on various dates through the year 2014 with payments possible through 2018. As of December 31, 2011, the maximum bonus payable over the remaining terms of the contracts approximates $54 million, none of which would be payable in 2012. In addition, certain employees have incentive compensation opportunities related to the Federated Kaufmann Large Cap Fund (the Fund Bonus). Based on asset levels at December 31, 2011, $0.5 million would be paid in 2012 as a Fund Bonus payment. Management is unable to reasonably estimate a range of possible bonus payments for the Fund Bonus for subsequent years due to the wide range of possible growth-rate scenarios.
(b) Guarantees and Indemnifications
On an intercompany basis, various wholly owned subsidiaries of Federated guarantee certain financial obligations of Federated Investors, Inc., and Federated Investors, Inc. guarantees certain financial and performance-related obligations of various wholly owned subsidiaries. In addition, in the normal course of business, Federated has entered into contracts that provide a variety of indemnifications. Typically, obligations to indemnify third parties arise in the context of contracts entered into by Federated, under which Federated agrees to hold the other party harmless against losses arising out of the contract, provided the other party’s actions are not deemed to have breached an agreed upon standard of care. In each of these circumstances, payment by Federated is contingent on the other party making a claim for indemnity, subject to Federated’s right to challenge the other party’s claim. Further, Federated’s obligations under these agreements may be limited in terms of time and/or amount. It is not possible to predict the maximum potential amount of future payments under these or similar agreements due to the conditional nature of Federated’s obligations and the unique facts and circumstances involved in each particular agreement. Management believes that if Federated were to incur a loss in any of these matters, such loss should not have a material effect on its business, financial position or results of operations.
(c) Past Mutual Fund Trading Issues and Related Legal Proceedings
Since February 2004, Federated has been named as a defendant in seven cases involving the fees charged to the Federated Kaufmann Fund. These cases were originally filed in five different federal courts and one state court. The state court case was voluntarily dismissed by the plaintiff without prejudice. The six federal cases were consolidated in the U.S. District Court for the Western District of Pennsylvania.
The plaintiffs in these cases sought compensatory damages reflecting a return of all advisory fees earned by Federated in connection with the management of the Federated Kaufmann Fund since June 28, 2003, as well as attorneys' fees and expenses. On April 28, 2011, Federated reached a final settlement to resolve these cases. Operating income for the year ended December 31, 2011 included charges of $17.3 million in legal and related costs associated with these cases. This amount was charged primarily to Professional service fees. Federated is currently involved in legal proceedings with certain insurance carriers to obtain and/or retain insurance reimbursements for these and other related costs.
As of the date of this filing, no material additional accruals or costs relating to Past Mutual Fund Trading Issues and Related Legal Proceedings are reasonably possible.
(d) Other Legal Proceedings
Federated has claims asserted and threatened against it in the ordinary course of business. As of December 31, 2011, Federated does not believe that a material loss related to these claims is reasonably possible.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events	(21) Subsequent Events On January 26, 2012, the board of directors declared a $0.24 per share dividend to shareholders of record as of February 8, 2012, which was paid on February 15, 2012.

Supplementary Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]
(22) Supplementary Quarterly Financial Data (Unaudited)

in thousands, except per share data, for the quarters ended	March 31,	June 30,	September 30,	December 31,
2011
Revenue[1]	$238,882	$225,777	$214,048	$216,406
Operating income[1]	56,500	72,083	67,011	61,861
Net income including noncontrolling interest in subsidiaries[1]	35,054	42,885	38,520	38,625
Amounts attributable to Federated Investors, Inc.
Net income[1]	33,231	42,413	38,320	36,943
Earnings per share – Basic and Diluted[1]	0.32	0.41	0.37	0.36
Cash dividends per share	0.24	0.24	0.24	0.24
Stock price per share[2]
High	28.57	27.11	24.54	22.39
Low	24.93	23.43	16.01	14.36
2010
Revenue[1,3]	$232,970	$231,484	$242,173	$245,317
Operating income[1,4]	71,810	83,861	75,088	79,032
Net income including noncontrolling interest in subsidiaries[1,4]	44,195	48,275	48,063	48,631
Amounts attributable to Federated Investors, Inc.
Net income[1,4]	42,007	47,650	43,056	46,401
Earnings per share – Basic and Diluted[1,4]	0.38	0.46	0.42	0.45
Cash dividends per share[5]	1.50	0.24	0.24	0.24
Stock price per share[2]
High	28.14	27.32	23.54	27.02
Low	23.85	20.67	20.01	22.76

1
During the first, second, third and fourth quarters of 2011, fee waivers in order for certain money market funds to maintain positive or zero net yields totaled $63.4 million, $79.4 million, $88.9 million and $89.0 million, respectively. These fee waivers were partially offset by related reductions in distribution expenses of $49.5 million, $57.8 million, $63.2 million and $61.9 million and net income attributable to noncontrolling interests of $0.8 million, $2.2 million, $2.5 million and $1.0 million such that the net negative pre-tax impact to Federated was $13.1 million, $19.4 million, $23.2 million, and $26.1 million for the first, second, third and fourth quarters of 2011, respectively. During the first, second, third and fourth quarters of 2010, fee waivers in order for certain money market funds to maintain positive or zero net yields totaled $69.5 million, $58.2 million, $53.8 million and $60.0 million, respectively. These fee waivers were partially offset by related reductions in distribution expenses of $51.2 million, $45.0 million, $42.6 million and $47.7 million and net income attributable to noncontrolling interests of $0.5 million, $0.2 million, $0.2 million and $0.2 million such that the net negative pre-tax impact to Federated was $17.8 million, $13.0 million, $11.0 million, and $12.1 million for the first, second, third and fourth quarters of 2010, respectively.

2	Federated’s common stock is traded on the New York Stock Exchange under the symbol FII.

3
As a result of the SunTrust Acquisition, revenue for the fourth quarter ended December 31, 2010 included $7.4 million related to the acquired assets under management. See Note (3) for additional information.

4
Federated recorded impairment charges of $7.0 million and $3.2 million related to intangible and fixed assets in the second and fourth quarters of 2010, respectively. See Note (6) for additional information.

5
For the quarter ended March 31, 2010, Federated paid $1.26 per share for a special cash dividend. This payment was in addition to the $0.24 per share dividend paid in that quarter. All dividends are considered ordinary dividends for tax purposes.

The approximate number of beneficial shareholders of Federated’s Class A and Class B common stock as of February 16, 2012, was 1 and 35,922, respectively.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Nature of Operations [Text Block]
(a) Nature of Operations
Federated Investors, Inc. and its subsidiaries (collectively, Federated) provide investment advisory, administrative, distribution and other services primarily to Federated mutual funds and Separate Accounts (which include separately managed accounts, institutional accounts, sub-advised funds and other managed products) in both domestic and international markets. For presentation purposes in the Consolidated Financial Statements, the Federated-sponsored mutual funds are considered to be affiliates of Federated.
The majority of Federated’s revenue is derived from investment advisory services provided to Federated mutual funds and Separate Accounts through various subsidiaries pursuant to investment advisory contracts. These subsidiaries are registered as investment advisers under the Investment Advisers Act of 1940 and with certain states.
Federated mutual funds are distributed by a wholly owned subsidiary, which is a registered broker/dealer under the Securities Exchange Act of 1934 and under applicable state laws. Federated’s investment products are primarily distributed within the wealth management and trust, broker/dealer and global institutional markets.

Basis of Accounting [Text Block]
(b) Basis of Presentation
The Consolidated Financial Statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). In preparing the financial statements, management is required to make estimates and assumptions that affect the amounts reported in the Consolidated Financial Statements and accompanying notes. Actual results may differ from those estimates, and such differences may be material to the Consolidated Financial Statements.

Reclassifications [Text Block]	(c) Reclassification of Prior Period Financial Statements Certain items previously reported have been reclassified to conform with the current year’s presentation.
Consolidation, Policy [Policy Text Block]
(d) Principles of Consolidation
The Consolidated Financial Statements include the accounts of Federated Investors, Inc. and entities or sponsored products in which Federated holds a controlling financial interest. A controlling financial interest is determined by the extent of Federated’s (1) decision-making ability through voting interests, (2) decision-making ability and rights/obligations to benefits/losses through variable interest or (3) participation in the economic risks and rewards of the entity through variable interests. To the extent Federated’s controlling financial interest in a consolidated subsidiary represents less than 100% of the subsidiary’s equity, Federated recognizes noncontrolling interests in subsidiaries. In the case of consolidated sponsored products (see Note (5)(b)), the noncontrolling interests represent equity which is redeemable or convertible for cash or other assets at the option of the equity holder. As such, these noncontrolling interests are deemed to represent temporary equity and are classified as redeemable noncontrolling interests in subsidiaries in the mezzanine section of the Consolidated Balance Sheets. All other noncontrolling interests in subsidiaries are classified as permanent equity. All significant intercompany accounts and transactions have been eliminated.
Beginning on January 1, 2010, Federated adopted the provisions of the Financial Accounting Standards Board’s (FASB) new consolidation model for variable interest entities (VIEs). As a result, Federated applies two different approaches to consider VIEs for possible consolidation. For non-investment fund entities, Federated considers a qualitative model for identifying whether its interest in a VIE is a controlling financial interest. The qualitative model considers whether Federated has: (1) the ability to direct significant activities of the VIE, and (2) the obligation to absorb losses of and/or to provide rights to receive benefits from the VIE that could potentially be significant to the VIE. Federated reevaluates the need for consolidation under this qualitative approach on an ongoing basis.
For Federated’s interests in certain investment funds that meet the definition of VIEs, Federated evaluates the extent of Federated’s participation in the economic risks and rewards of the entity based on a quantitative model to determine whether consolidation is necessary. In cases where the results of the quantitative model indicate that Federated’s interest in such an entity absorbs the majority of the variability in the entity’s net assets, Federated is deemed to be the primary beneficiary and thus consolidates the entity.
The equity method of accounting is used to account for investments in entities in which Federated’s equity investment gives it the ability to exercise significant influence over the operating and financial policies of the investee. Equity investments are carried at Federated’s share of net assets and are included in either Investments or Other long-term assets on the Consolidated Balance Sheets dependent upon management’s ability and intent to sell the investment. The proportionate share of income or loss is included in Nonoperating income (expenses) – other, net in the Consolidated Statements of Income.

Business Combinations and Other Purchase of Business Transactions, Policy [Policy Text Block]
(e) Business Combinations
Beginning in 2009, business combinations are accounted for under the acquisition method of accounting. Results of operations of an acquired business are included from the date of acquisition. Management estimates the fair value of the acquired assets, including identifiable intangible assets, and assumed liabilities based on their estimated fair values as of the date of acquisition. Any excess fair value of the acquired net assets over the acquisition-date fair value of the consideration transferred, including the fair value of any contingent consideration, is recorded as Goodwill on the Consolidated Balance Sheets. The fair value of contingent consideration is recorded as a liability in Other current liabilities and Other long-term liabilities on the Consolidated Balance Sheets as of the acquisition date. This liability is remeasured at fair value each period end with changes in fair value recognized in Intangible asset related expense on the Consolidated Statements of Income. For a discussion regarding the approach used to estimate the fair value of the liability, see Note (6)(a).

Cash and Cash Equivalents, Policy [Policy Text Block]	(f) Cash and Cash Equivalents Cash and cash equivalents include money market accounts and deposits with banks.
Marketable Securities, Policy [Policy Text Block]
(g) Investments
Federated's investments are categorized as Investments – affiliates or Investments – other on the Consolidated Balance Sheets. Investments – affiliates represent Federated’s available-for-sale investments in Federated sponsored fluctuating-value mutual funds. These investments are carried at fair value with unrealized gains or losses on securities included in Accumulated other comprehensive loss, net of tax on the Consolidated Balance Sheets. Realized gains and losses on these securities are computed on a specific-identification basis and recognized in Gain on securities, net in the Consolidated Statements of Income.
Investments – other represents trading securities held by Federated primarily as a result of consolidating certain Federated-sponsored investment companies. Federated’s trading securities at December 31, 2011 were primarily comprised of high quality short-term debt securities held by a consolidated, non-US dollar-denominated sponsored money market fund, as well as shares of an offshore master fund invested in global project and trade finance transactions and stocks of large-cap U.S. and international companies held by various other consolidated investment companies (see Note (7) for additional information). Trading securities are carried at fair value with changes in fair value recognized in Gain on securities, net in the Consolidated Statements of Income.
The fair value of Federated's investments is generally based on quoted market prices in active markets for identical instruments. If quoted market prices are not available, fair value is generally based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. In the absence of observable market data inputs and/or value drivers, internally generated valuation techniques may be utilized in which one or more significant inputs or significant value drivers are unobservable in the market place. On a periodic basis, management evaluates the carrying value of investments for impairment. With respect to its investments in fluctuating-value mutual funds, management considers various criteria, including the duration and extent of a decline in fair value, the ability and intent of management to retain the investment for a period of time sufficient to allow the value to recover and the financial condition and near-term prospects of the fund and the underlying investments of the fund, to determine whether a decline in fair value is other than temporary. If, after considering these criteria, management believes that a decline is other than temporary, the carrying value of the security is written down to fair value through the Consolidated Statements of Income.

Derivatives, Policy [Policy Text Block]
(h) Derivatives and Hedging Instruments
From time to time, Federated may consolidate an investment product that holds freestanding derivative financial instruments for trading purposes. Federated reports such derivative instruments at fair value and records the changes in fair value in Gain on securities, net on the Consolidated Statements of Income.
From time to time, Federated may also enter into and designate as accounting hedges derivative financial instruments to hedge interest-rate exposures with respect to variable-rate loan facilities (cash flow hedges) or to hedge foreign-currency exchange risk with respect to non-US dollar-denominated trading investments in consolidated investment companies (net investment hedges). To qualify for hedge accounting, the derivative must be deemed to be highly effective in offsetting the designated changes in the hedged item. For cash flow hedges and net investment hedges, the effective portions of the change in the fair value of the derivative are reported as a component of Accumulated other comprehensive loss, net of tax on the Consolidated Balance Sheets and subsequently reclassified to earnings in the period or periods during which the hedged item affects earnings. The change in fair value of the ineffective portion of the derivative, if any, is recognized immediately in earnings. If it is determined that the derivative instrument is not highly effective, hedge accounting is discontinued. If hedge accounting is discontinued because it is no longer probable that a forecasted transaction will occur, the derivative will continue to be recorded on the balance sheet at its fair value with changes in fair value included in current earnings, and the gains and losses in Accumulated other comprehensive loss, net of tax will be recognized immediately into earnings. If hedge accounting is discontinued because the hedging instrument is sold, terminated or no longer designated, the amount reported in Accumulated other comprehensive loss, net of tax up to the date of sale, termination or de-designation continues to be reported in Accumulated other comprehensive loss, net of tax until the forecasted transaction or the hedged item affects earnings. See Note (6) and Note (11) for additional information on the fair value of the hedges at December 31, 2011.

Property, Plant and Equipment, Policy [Policy Text Block]
(i) Property and Equipment
Property and equipment are initially recorded at cost and are depreciated using the straight-line method over their estimated useful lives ranging from 1 to 12 years. Leasehold improvements are amortized using the straight-line method over the shorter of their estimated useful lives or their respective lease terms. As property and equipment are taken out of service, the cost and related accumulated depreciation and amortization are removed. The write-off of any material residual net book value is reflected as a loss in Operating expenses – Other in the Consolidated Statements of Income.
Management reviews the remaining useful lives and carrying values of property and equipment to determine whether events and circumstances indicate that a change in the useful life or impairment in value may have occurred. Indicators of impairment monitored by management include a decrease in the market price of the asset, an accumulation of costs significantly in excess of the amount originally expected in the acquisition or development of the asset, historical and projected cash flows associated with the asset and an expectation that the asset will be sold or otherwise disposed of significantly before the end of its previously estimated useful life. Should there be an indication of a change in the useful life or an impairment in value, Federated compares the carrying value of the asset to the probability-weighted undiscounted cash flows expected to be generated from the underlying asset over its remaining useful life to determine whether an impairment has occurred. If the carrying value of the asset exceeds the undiscounted cash flows, the asset is written down to fair value which is determined based on prices of similar assets if available or discounted cash flows. Impairment adjustments are recognized in Operating Expenses – Other in the Consolidated Statements of Income.

Internal Use Software, Policy [Policy Text Block]
(j) Costs of Computer Software Developed or Obtained for Internal Use
Certain internal and external costs incurred in connection with developing or obtaining software for internal use are capitalized. These capitalized costs are included in Property and equipment, net on the Consolidated Balance Sheets and are amortized using the straight-line method over the shorter of the estimated useful life of the software or four years. These assets are subject to the impairment test used for other categories of property and equipment described in Note (1)(i).

Goodwill and Intangible Assets, Policy [Policy Text Block]
(k) Intangible Assets
Intangible assets, consisting primarily of goodwill, customer relationship intangible assets, renewable investment advisory contracts and noncompete agreements acquired in connection with various acquisitions, are recorded at fair value determined using a discounted cash flow model as of the date of acquisition. The discounted cash flow model considers various factors to project future cash flows expected to be generated from the asset. Given the investment advisory nature of Federated’s business and of the businesses acquired over the years, these factors typically include: (1) an estimated rate of change for underlying managed assets; (2) expected revenue per managed asset; (3) incremental operating expenses; (4) useful life of the acquired asset; and (5) a discount rate. Management estimates a rate of change for underlying managed assets based on a combination of an estimated rate of market appreciation or depreciation and an estimated net redemption or sales rate. Expected revenue per managed asset, incremental operating expenses and the useful life of the acquired asset are generally based on contract terms, average market participant data and historical experience. The discount rate is estimated at the current market rate of return. After the fair value of all separately identifiable assets has been estimated, goodwill is recorded to the extent the consideration paid for the acquisition exceeds the sum of the fair values of the separately identifiable acquired assets and assumed liabilities.
Federated amortizes finite-lived identifiable intangible assets using a method that reflects the pattern in which the economic benefits of the intangible asset are expected to be consumed or otherwise used. Federated uses either the straight-line or an accelerated method of amortization after considering specific characteristics of the underlying fund shareholder base to forecast the pattern in which the economic benefits will be consumed, including fund shareholder behavior, demographics and persistency levels. The assets are amortized over their estimated useful lives, which range from 5 to 11 years. Management periodically evaluates the remaining useful lives and carrying values of the intangible assets to determine whether events and circumstances indicate that a change in the useful life or impairment in value may have occurred.
Indicators of impairment monitored by management include a decline in the level of managed assets, changes to contractual provisions underlying certain intangible assets and reductions in underlying operating cash flows. Should there be an indication of a change in the useful life or impairment in value of the finite-lived intangible assets, Federated compares the carrying value of the asset and its related useful life to the projected undiscounted cash flows expected to be generated from the underlying asset over its remaining useful life to determine whether impairment has occurred. If the carrying value of the asset exceeds the undiscounted cash flows, the asset is written down to its fair value determined using discounted cash flows. Federated writes-off the cost and accumulated amortization balances for all fully amortized intangible assets.
Federated has determined that certain acquired assets, specifically, certain renewable investment advisory contracts, have indefinite useful lives. In reaching this conclusion, management considered the legal, regulatory and contractual provisions of the investment advisory contract that enable the renewal of the contract, the level of cost and effort required in renewing the investment advisory contract, and the effects of obsolescence, demand, competition and other economic factors that could impact the funds’ projected performance and existence. The contracts generally renew annually and the value of these acquired assets assumes renewal. These indefinite-lived intangible assets are reviewed for impairment annually or whenever events or circumstances indicate that a change in the useful life or impairment in value may have occurred. Indicators of impairment monitored by management include a decline in the level of managed assets, changes to contractual provisions of the renewable investment advisory contracts and reductions in underlying operating cash flows. Federated estimates the fair value of the indefinite-lived intangible assets and compares it to the remaining book value of the assets to determine whether an impairment charge is necessary. Impairment is indicated when the carrying value of the intangible assets exceed their fair value.
Federated tests goodwill for impairment at least annually or when indicators of potential impairment exist. Goodwill is evaluated at the reporting unit level. Federated has determined that it has a single reporting unit consistent with its single operating segment based on the fact that Federated’s operations are managed as a single business: investment management. Federated does not have multiple operating segments or business components for which discrete financial information is prepared. Federated uses a two-step process to test for and measure impairment which begins with an estimation of the fair value of its reporting unit by considering Federated’s market capitalization. If Federated’s market capitalization falls to a level below its recorded book value of net assets, Federated’s goodwill would be considered for possible impairment.

Deferred Sales Commissions [Policy Text Block]
(l) Deferred Sales Commissions
Federated pays upfront commissions to broker/dealers to promote the sale of certain mutual fund shares. Under various fund-related contracts, Federated is entitled to distribution and servicing fees from the mutual fund over the life of such shares. Both of these fees are calculated as a percentage of average managed assets associated with the related classes of shares. For certain share classes, Federated is also entitled to receive a contingent deferred sales charge (CDSC), which is collected from certain redeeming shareholders.
For share classes that pay both a distribution fee and CDSC, Federated generally capitalizes a portion of the upfront commissions as deferred sales commissions, dependent upon expected recoverability rates. The deferred sales commission asset is amortized over the estimated period of benefit of up to eight years. Deferred sales commission amortization expense was $7.4 million, $12.2 million and $18.5 million for 2011, 2010 and 2009, respectively, and was included in Operating expenses – Other on the Consolidated Statements of Income.
Distribution and shareholder service fees are recognized in Other service fees, net-affiliates on the Consolidated Statements of Income over the life of the mutual fund share class. CDSCs collected on these share classes are used to reduce the deferred sales commission asset. Federated reviews the carrying value of deferred sales commission assets on a periodic basis to determine whether a significant long-term decline in the equity or bond markets or other events or circumstances indicate that an impairment in value may have occurred. Should there be an indication of an impairment in value, Federated compares the carrying value of the asset to the probability-weighted undiscounted future cash flows of the underlying asset to determine whether an impairment has occurred. Management writes down the asset balance to fair value when reasonably estimable expected future cash flows are not expected to be sufficient to fully amortize the remaining deferred sales commission asset.
For share classes that do not pay both a distribution fee and CDSC, Federated expenses the cost of the upfront commission as incurred in Distribution expense in the Consolidated Statements of Income and credits Distribution expense for any CDSCs collected.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
(m) Foreign Currency Translation
The balance sheets of certain wholly owned foreign subsidiaries of Federated and certain consolidated foreign-denominated investment products are translated at the current exchange rate as of the end of the accounting period and the related income or loss is translated at the average exchange rate in effect during the period. Net exchange gains and losses resulting from these translations are excluded from income and are recorded in Accumulated other comprehensive loss, net of tax on the Consolidated Balance Sheets. Foreign currency transaction gains and losses are reflected in Operating Expenses – Other in the Consolidated Statements of Income.

Treasury Stock [Policy Text Block]
(n) Treasury Stock
Federated accounts for acquisitions of treasury stock at cost and reports total treasury stock held as a deduction from Federated Investors shareholders’ equity on the Consolidated Balance Sheets. At the date of subsequent reissue, the treasury stock account is reduced by the cost of such stock on a specific-identification basis. Additional paid-in capital from treasury stock transactions is increased as Federated reissues treasury stock for more than the cost of the shares. If Federated issues treasury stock for less than its cost, Additional paid-in capital from treasury stock transactions is reduced to no less than zero. Once this account is at zero, any further required reductions are recorded to Retained earnings on the Consolidated Balance Sheets.

Revenue Recognition, Policy [Policy Text Block]
(o) Revenue Recognition
Revenue from providing investment advisory, administrative and other services (including distribution, shareholder servicing and retirement plan recordkeeping) is recognized during the period in which the services are performed. Investment advisory, administrative and the majority of other service fees are generally calculated as a percentage of total net assets of the investment portfolios that are managed by Federated. The fair value of the investment portfolios is primarily determined using quoted market prices or independent third-party broker or dealer price quotes. In limited circumstances, a quotation or price evaluation is not readily available from a pricing source. In these cases, pricing is determined by management based on a prescribed valuation process that has been approved by the directors/trustees of the sponsored products. For the periods presented, a de minimus amount of assets under management were priced by Federated management. Federated may waive certain fees for competitive reasons such as to maintain positive or zero net yields, to meet regulatory requirements or to meet contractual requirements. Federated waived fees of $724.9 million, $653.1 million and $645.5 million for the years ended December 31, 2011, 2010 and 2009, respectively, nearly all of which was for competitive reasons. The increase in fee waivers for the year ended December 31, 2011 as compared to the same period of 2010 was primarily due to a $79.1 million increase in fee waivers to maintain positive or zero net yields. Fee waivers may continue to increase in order to maintain positive or zero net yields in addition to other competitive reasons. Fee waivers to maintain positive or zero net yields are partially offset by a related reduction to distribution expense and net income attributable to noncontrolling interests (see Note (4) for additional information on the net impact of these waivers).
Federated has contractual arrangements with third parties to provide certain fund-related services. Management considers various factors to determine whether Federated’s revenue should be recorded based on the gross amount payable by the funds or net of payments to third-party service providers. Management’s analysis is based on whether Federated is acting as the principal service provider or as an agent. The primary factors considered include: (1) whether the customer holds Federated or the service provider responsible for the fulfillment and acceptability of the services to be provided; (2) whether Federated has any practical latitude in negotiating the price to pay a third-party provider; (3) whether Federated or the customer selects the ultimate service provider; and (4) whether Federated has credit risk in the arrangement. Generally, the less the customer is directly involved with or participates in making decisions regarding the ultimate third-party service provider, the more supportive the facts are that Federated is acting as the principal in these transactions and should therefore report gross revenues. As a result of considering these factors, investment advisory fees, distribution fees and certain other service fees are recorded gross of payments made to third parties.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

(p) Share-Based Compensation
Federated recognizes compensation costs based on grant-date fair value for all share-based awards granted, modified or settled after January 1, 2006, as well as for any awards that were granted prior to January 1, 2006 for which requisite service has not yet been provided.
Federated issues shares for share-based awards from treasury stock. For restricted stock awards, the fair value of the award is calculated as the difference between the closing market value of Federated’s Class B common stock on the date of grant and the purchase price paid by the employee, if any. Federated estimates the grant-date fair value of stock options using the Black-Scholes option-pricing model. Federated’s awards are generally subject to graded vesting schedules. Compensation expense is adjusted for estimated forfeitures and is recognized on a straight-line or modified straight-line basis over the requisite service period of the award. Compensation expense also includes dividends paid on forfeited awards. Forfeiture assumptions are evaluated on a quarterly basis and updated as necessary.
For awards granted prior to January 1, 2006 with provisions that allow for accelerated vesting upon retirement, Federated recognizes expense over the vesting period of the awards, regardless of the employee’s attainment of retirement age. Beginning January 1, 2006, for all newly granted awards with provisions that allow for accelerated vesting upon retirement, Federated recognizes expense over the shorter of the vesting period or the period between grant date and the date on which the employee meets the minimum age requirement for retirement.

Lease, Policy [Policy Text Block]
(q) Leases
Federated classifies leases as operating in accordance with the provisions of lease accounting. Rent expense under noncancelable operating leases with scheduled rent increases or rent holidays is accounted for on a straight-line basis over the lease term, beginning on the date of initial possession or the effective date of the lease agreement. The amount of the excess of straight-line rent expense over scheduled payments is recorded as a deferred liability. Build-out allowances and other such lease incentives are recorded as deferred credits, and are amortized on a straight-line basis as a reduction of rent expense beginning in the period they are deemed to be earned, which generally coincides with the effective date of the lease. The current portion of unamortized deferred lease costs and build-out allowances is included in Other current liabilities and the long-term portion is included in Other long-term liabilities on the Consolidated Balance Sheets.

Advertising Cost, Policy, Expensed Advertising Cost [Policy Text Block]
(r) Advertising Costs
Federated generally expenses the cost of all advertising and promotional activities as incurred. Certain printed matter, however, such as sales brochures, are accounted for as prepaid supplies and are included in Other current assets on the Consolidated Balance Sheets until they no longer are owned or expected to be used, at which time their costs are expensed. Federated expensed advertising costs of $2.6 million, $0.2 million and $0.1 million in 2011, 2010 and 2009, respectively.

Income Tax, Policy [Policy Text Block]
(s) Income Taxes
Federated accounts for income taxes under the liability method, which requires the recognition of deferred tax assets and liabilities for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Federated recognizes a valuation allowance if, based on the weight of available evidence regarding future taxable income, it is more likely than not that some portion or all of the deferred tax assets will not be realized.
Regarding the recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return, Federated follows a two-step process prescribed by GAAP. The first step for evaluating a tax position involves first determining whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities. The second step then requires a company to measure the tax position benefit as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. Federated classifies any interest and penalties on tax liabilities on the Consolidated Statements of Income as components of Nonoperating Income (Expenses) – Other, net and Operating Expenses – Other, respectively.

Earnings Per Share, Policy [Policy Text Block]
(t) Earnings Per Share
Basic and diluted earnings per share are calculated under the two-class method. Pursuant to the two-class method, Federated’s unvested restricted stock awards with nonforfeitable rights to dividends are considered participating securities and are included in the computation of earnings per share.

Accumulated Other Comprehensive Income Loss [Policy Text Block]
(u) Accumulated Other Comprehensive Loss
Accumulated other comprehensive loss, net of tax is reported in the Consolidated Balance Sheets and the Consolidated Statements of Changes in Equity and includes net of tax, the unrealized gains and losses on securities available for sale, foreign currency translation adjustments and the effective portion of the gain or loss on a derivative instrument designated and qualifying as a cash flow or net investment hedge.

Loss Contingencies [Policy Text Block]
(v) Loss Contingencies
Federated accrues for estimated costs, including legal costs related to existing lawsuits, claims and proceedings when it is probable that a loss has been incurred and the costs can be reasonably estimated. Accruals are reviewed at least quarterly and are adjusted to reflect the impact and status of settlements, rulings, advice of counsel and other information pertinent to a particular matter. Significant differences could exist between the actual cost required to investigate, litigate and/or settle a claim or the ultimate outcome of a suit and management’s estimate. These differences could have a material impact on Federated’s results of operations, financial position and/or cash flows. Recoveries of losses are recognized in the Consolidated Statements of Income when receipt is deemed probable.

Segment Reporting, Policy [Policy Text Block]
(w) Business Segments
Business or operating segments are defined as components of an enterprise for which separate financial information is available that is regularly evaluated by the chief operating decision maker in deciding how to allocate resources and assess performance.
Federated does not have multiple operating segments or business components for which discrete financial information is prepared. Federated operates in one operating segment, the investment management business, nearly all of which is conducted within the United States. Federated’s Chief Executive Officer (CEO) is Federated’s chief operating decision maker. Federated’s CEO utilizes a consolidated approach to assess performance and allocate resources.

Fair Value Measurement
Fair Value Measurement
On May 12, 2011, the FASB issued an update to the accounting standard on fair value measurement. The update amends certain fair value measurement guidance and expands disclosure requirements primarily for fair value measurements utilizing significant unobservable inputs (Level 3) and items not measured at fair value but for which fair value must be disclosed. This update is effective for interim and annual periods beginning after December 15, 2011. Management does not expect the adoption of the update to have a material impact on Federated's Consolidated Financial Statements.

Intangibles - Goodwill and Other
Intangibles - Goodwill and Other
On September 15, 2011, the FASB issued an update to the accounting standard on intangibles. The update amends guidance on testing goodwill for impairment to permit a qualitative assessment prior to performance of the two-step impairment test. If the result of the qualitative assessment reveals that there are no indicators of impairment, a quantitative calculation would not be required. This update is effective for interim and annual periods beginning after December 15, 2011. Management does not expect the adoption of the update to impact Federated's Consolidated Financial Statements.

Comprehensive Income
Comprehensive Income
In June and December 2011, the FASB issued updates to the accounting standard on the presentation of comprehensive income. The updates require presentation of the components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The updates, which do not modify the components of comprehensive income, are effective for interim and annual periods beginning after December 15, 2011. As the updates affect disclosure only, the adoption of the updates will not impact Federated’s Consolidated Financial Statements.

Business Combinations and Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Unaudited Pro Forma Financial Information

in millions, except per share data for the years ended,	2010	2009
Revenue	$980.7	$1,226.8
Net income attributable to Federated Investors, Inc.	$186.6	$211.5

Earnings per share – Basic and Diluted
Net income attributable to Federated Investors, Inc.	$1.80	$2.06

Concentration Risk Concentration Risk (Tables)	12 Months Ended
Dec. 31, 2011
Risks and Uncertainties [Abstract]
Schedule of Revenue Concentration [Table Text Block]	The following table summarizes revenue from Federated's asset classes over the last three years:

	2011	2010	2009
Money market assets	46%	50%	65%
Equity assets	33%	31%	23%
Fixed-income assets	20%	18%	12%

Voluntary Fee Waivers [Table Text Block]
The impact of such fee waivers on various components of Federated's Consolidated Statements of Income was as follows for the years ended December 31:

in millions	2011	2010	2009
Revenue	$(320.7)	$(241.6)	$(120.6)
Distribution expense	(232.3)	(186.6)	(86.4)
Operating income	(88.4)	(55.0)	(34.2)
Noncontrolling interest	(6.5)	(1.0)	0
Pre-tax impact	$(81.9)	$(54.0)	$(34.2)

Consolidation (Tables)	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities [Table Text Block]
At December 31, 2011 and 2010, Federated was involved with certain VIEs in which it held a variable interest but for which it was not the primary beneficiary. The assets and liabilities of these unconsolidated VIEs and Federated’s maximum risk of loss related thereto were as follows at December 31:

	2011			2010
in millions	Unconsolidated VIE assets	Unconsolidated VIE Liabilities	Total remaining carrying value of investment and maximum risk of loss	Unconsolidated VIE assets	Unconsolidated VIE Liabilities	Total remaining carrying value of investment and maximum risk of loss
Investment companies[1]	$290,517.7	$—	$221.5	$275,365.1	$—	$297.0
CDOs[2]	$2.1	$12.0	$0	$12.8	$121.6	$0
Equity investment	$4.5	$0.7	$7.1	$6.4	$2.4	$7.4

1
The unconsolidated VIE assets for the investment companies represent total net assets under management for the related investment companies. Of Federated’s $221.5 million invested in these entities at December 31, 2011, $44.0 million represents investments in money market funds included in Cash and cash equivalents, with the remaining $177.5 million included in Investments on the Consolidated Balance Sheets. Of Federated’s $297.0 million invested in these entities at December 31, 2010, $191.2 million represents investments in money market funds included in Cash and cash equivalents, with the remaining $105.8 million included in Investments on the Consolidated Balance Sheets.

2	The risk of loss does not include the potential loss associated with related deferred tax assets expiring unutilized.

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Classes of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
Fair value measurements for classes of Federated’s assets and liabilities measured at fair value on a recurring basis consisted of the following at December 31:

	2011				2010
	Fair Value Measurements Using				Fair Value Measurements Using
in thousands	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial Assets
Cash and cash equivalents	$49,273	$0	$0	$49,273	$198,756	$0	$0	$198,756
Available-for-sale equity securities	159,539	0	0	159,539	105,724	0	0	105,724
Trading securities – equity	10,805	18,653	0	29,458	6,937	4,431	0	11,368
Trading securities – debt	216	83,831	0	84,047	10,016	7,777	0	17,793
Foreign currency forward contract	0	55	0	55	0	68	0	68
Total financial assets	$219,833	$102,539	$0	$322,372	$321,433	$12,276	$0	$333,709
Financial Liabilities
Interest rate swap	$0	$15,241	$0	$15,241	$0	$11,734	$0	$11,734
SunTrust Acquisition future consideration payments liability	0	0	13,404	13,404	0	0	20,058	20,058
Foreign currency forward contracts	0	245	0	245	0	0	0	0
Total financial liabilities	$0	$15,486	$13,404	$28,890	$0	$11,734	$20,058	$31,792

Reconciliation of the beginning and ending fair value measurements of a Level 3 financial liability
The following table presents a reconciliation of the beginning and ending fair-value measurements of Federated’s liability for future consideration payments related to the SunTrust Acquisition:

in thousands
Balance at December 31, 2010	$20,058
Adjustment to reflect final valuation[1]	(2,600)
Changes in fair value[2]	900
Contingent consideration payments	(4,954)
Balance at December 31, 2011	$13,404

1	As a result of finalizing the valuation relating to the SunTrust Acquisition in the first quarter 2011, this adjustment was required in order to revise the preliminary estimate of fair value.

2	Amounts included in Intangible asset related expense on the Consolidated Statements of Income.

Investments (Tables)	12 Months Ended
Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Available-For-Sale Securities
Available-for-sale securities (see Note (1)(g)) consisted of the following at December 31:

	2011				2010
		Gross Unrealized		Estimated Market Value		Gross Unrealized		Estimated Market Value
in thousands	Cost	Gains	(Losses)		Cost	Gains	(Losses)
Equity mutual funds	$43,217	$2,037	$(925)	$44,329	$41,879	$5,200	$(24)	$47,055
Fixed-income mutual funds	115,699	461	(950)	115,210	58,143	662	(136)	58,669
Total fluctuating-value mutual funds	$158,916	$2,498	$(1,875)	$159,539	$100,022	$5,862	$(160)	$105,724

Gains and losses on investments
Gains and losses recognized in Gain on securities, net on the Consolidated Statements of Income in connection with investments consisted of the following for the years ended December 31:

in thousands	2011	2010	2009
Unrealized (loss) gain
Trading securities	$(871)	$541	$2,824
Derivatives[1]	(560)	190	(18)
Realized gains[2]
Available-for-sale securities	3,006	1,239	118
Trading securities	931	2,045	810
Derivatives[1]	570	720	328
Purchased loans	0	678	0
Realized losses[2]
Available-for-sale securities	0	(6)	0
Trading securities	(830)	(958)	(1,405)
Derivatives[1]	(814)	(907)	0
Impairments	0	0	(386)
Gain on securities, net[3]	$1,432	$3,542	$2,271

1	These items relate to the settlement of economic derivatives held either by certain consolidated sponsored products or Federated.

2	Realized gains and losses are computed on a specific-identification basis.

3	Amounts related to consolidated investment companies totaled $(1.2) million, $1.5 million and $2.3 million for 2011, 2010 and 2009, respectively.

Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]
Federated’s identifiable intangible assets and goodwill consisted of the following at December 31:

	2011			2010
in thousands	Cost	Accumulated Amortization	Carrying Value	Cost	Accumulated Amortization	Carrying Value
Finite-lived intangible assets:
Customer relationships[1]	$56,492	$(45,958)	$10,534	$119,472	$(103,552)	$15,920
Noncompete agreements[2]	12,142	(10,579)	1,563	12,142	(8,950)	3,192
Total finite-lived intangible assets[3]	68,634	(56,537)	12,097	131,614	(112,502)	19,112
Indefinite-lived intangible assets:
Renewable investment advisory rights	64,600	N/A	64,600	64,500	N/A	64,500
Trade names	1,900	N/A	1,900	1,900	N/A	1,900
Total indefinite-lived intangible assets	66,500	N/A	66,500	66,400	N/A	66,400
Goodwill	642,329	N/A	642,329	635,313	N/A	635,313
Total identifiable intangible assets and goodwill	$777,463	$(56,537)	$720,926	$833,327	$(112,502)	$720,825

1	Weighted average amortization period of 9.3 years at December 31, 2011

2	Weighted average amortization period of 6.9 years at December 31, 2011

3	Weighted average amortization period of 8.9 years at December 31, 2011

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Following is a schedule of expected aggregate annual amortization expense for intangible assets in each of the five succeeding years assuming no new acquisitions or impairments:

in millions	For the years ending December 31,
2012	$3.4
2013	$2.6
2014	$2.0
2015	$1.4
2016	$1.0

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment consisted of the following at December 31:

in thousands	Estimated Useful Life				2011	2010
Computer software and hardware	2	to	7	years	$45,468	$40,642
Transportation equipment		12		years	17,875	17,875
Leasehold improvements	Up to term of lease				15,934	15,853
Office furniture and equipment	5	to	10	years	6,200	6,127
Total cost					85,477	80,497
Accumulated depreciation and amortization					(47,249)	(41,981)
Property and equipment, net					$38,228	$38,516

Recourse Debt and Interest Rate Swap (Tables)	12 Months Ended
Dec. 31, 2011
Recourse Debt And Interest Rate Swap [Abstract]
Recourse Debt
Recourse debt at December 31 consisted of the following:

dollars in thousands	Weighted-Average Interest Rates at December 31,		2011	2010
	2011[1]	2010
Term Loan[2]	3.646%	4.396%	$361,250	$403,750
Less: Short-term debt – recourse			42,500	42,500
Long-term debt – recourse			$318,750	$361,250

1	See additional information below regarding the interest rate fixed at 3.646% in connection with an interest rate swap, which expires on April 1, 2015.

2	The term loan borrowings under the Credit Agreement expire on June 10, 2016.

Share-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
The following table summarizes activity of non-vested restricted stock awards for the year ended December 31, 2011:

	Restricted Shares	Weighted- Average Grant- Date Fair Value
Non-vested at January 1, 2011	3,503,326	$24.14
Granted[1]	1,011,876	$19.97
Vested	(646,152)	$25.76
Forfeited	(99,029)	$23.99
Non-vested at December 31, 2011	3,770,021	$22.74

1
During the first quarter of 2011, Federated awarded 456,876 shares of restricted Federated Class B common stock in connection with a bonus program in which certain key employees received a portion of their bonus in the form of restricted stock under the Plan. This restricted stock, which was granted on the bonus payment date and issued out of treasury, generally vests over a three-year period. During 2011, Federated awarded 555,000 shares of restricted Federated Class B common stock to certain key employees. The restricted stock award generally vests over a ten-year period with restrictions on the vested portion of the award lapsing on approximately the awards’ fifth- and tenth-year anniversaries.

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes the status of and changes in Federated’s stock option program for the year ended December 31, 2011:

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in millions)
Outstanding at January 1, 2011	3,215,432	$28.67
Granted	0	N/A
Exercised	(603,418)	$25.07
Forfeited	0	N/A
Expired unexercised	(2,219,535)	$29.46
Outstanding at December 31, 2011	392,479	$29.72	1.3	$0
Vested at December 31, 2011	392,479	$29.72	1.3	$0
Exercisable at December 31, 2011	392,479	$29.72	1.3	$0

Leases (Tables)	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The following is a schedule by year of future minimum payments required under the operating leases that have initial or remaining noncancelable lease terms in excess of one year as of December 31, 2011:

in millions
2012	$11.7
2013	12.1
2014	11.9
2015	10.0
2016	9.3
2017 and thereafter	37.3
Total minimum lease payments	$92.3

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense (benefit), net consisted of the following components for the years ended December 31:

in thousands	2011	2010	2009
Current:
Federal	$67,662	$79,273	$101,649
State	6,426	8,504	11,082
Foreign	(56)	(33)	297
	74,032	87,744	113,028
Deferred:
Federal	15,996	20,997	8,269
State	1,291	3,210	(3,399)
Foreign	(31)	6	380
Total	$91,288	$111,957	$118,278

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The reconciliation between the statutory income tax rate and the effective tax rate consisted of the following for the years ended December 31:

	2011	2010	2009
Expected statutory income tax rate	35.0%	35.0%	35.0%
Increase/(decrease):
State and local income taxes, net of Federal benefit	2.1	2.5	1.5
Capital loss valuation allowance	0	0.1	1.2
Other	0.6	0.9	(0.2)
Effective tax rate (excluding noncontrolling interests)	37.7	38.5	37.5
Income attributable to noncontrolling interests	(0.6)	(1.3)	(1.3)
Effective tax rate per Consolidated Statements of Income	37.1%	37.2%	36.2%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of temporary differences that gave rise to significant portions of deferred tax assets and liabilities consisted of the following at December 31:

in thousands	2011	2010
Deferred Tax Assets
Tax net operating losses	$16,481	$17,885
Unrealized and realized capital losses	7,835	2,460
Other compensation related	5,843	268
Deferred income	3,500	0
Share-based compensation	3,405	8,274
Write-down of CDO and other investments	3,331	6,317
Other	2,560	4,648
Total deferred tax assets	42,955	39,852
Valuation allowance	(21,030)	(20,774)
Total deferred tax asset, net of valuation allowance	$21,925	$19,078
Deferred Tax Liabilities
Intangible assets	$73,269	$54,734
Property and equipment	5,902	4,376
Deferred sales commissions	3,788	2,838
State taxes	3,546	3,087
Costs of internal-use software	2,630	2,566
Other	1,791	1,728
Total gross deferred tax liability	$90,926	$69,329
Net deferred tax liability	$69,001	$50,251

Earnings Per Share Attributable to Federated Investors, Inc. Shareholders (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share using the two-class method for amounts attributable to Federated Investors, Inc. for the years ended December 31:

in thousands, except per share data	2011	2010	2009
Numerator – Basic
Net income attributable to Federated Investors, Inc.	$150,906	$179,114	$197,292
Less: Total income available to participating unvested restricted shareholders[1]	(4,922)	(6,443)	(4,917)
Total net income attributable to Federated Common Stock[2]	$145,984	$172,671	$192,375
Numerator – Diluted
Net income attributable to Federated Investors, Inc.	$150,906	$179,114	$197,292
Less: Total income available to participating unvested restricted shareholders[1]	(4,921)	(6,443)	(4,913)
Total net income attributable to Federated Common Stock[2]	$145,985	$172,671	$192,379
Denominator
Basic weighted-average common shares outstanding	100,609	99,925	99,923
Dilutive potential shares from stock options	23	68	133
Diluted weighted-average common shares outstanding	100,632	99,993	100,056
Earnings per share
Net income attributable to Federated Common Stock - Basic[2]	$1.45	$1.73	$1.93
Net income attributable to Federated Common Stock - Diluted[2]	$1.45	$1.73	$1.92

1
Income available to participating restricted shareholders includes dividends paid to unvested restricted shareholders, net of forfeited dividends, and their proportionate share of undistributed earnings.

2	Federated Common Stock excludes unvested restricted stock which are deemed participating securities in accordance with the two-class method of computing earnings per share.

Accumulated Other Comprehensive (Loss) Income (Tables)	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive (Loss) Income attributable to Federated Shareholders [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The components of accumulated other comprehensive (loss) income, net of tax, attributable to Federated shareholders are as follows:

in thousands	Unrealized Loss on Hedging Instruments	Unrealized (Loss) Gain on Securities Available for Sale	Foreign Currency Translation Gain (Loss)	Total
Balance at January 1, 2009	$0	$(310)	$607	$297
Change in market value[1]	0	483	0	483
Reclassification adjustment[2]	0	251	0	251
Gain on currency conversion[3]	0	0	483	483
Balance at December 31, 2009	0	424	1,090	1,514
Change in market value[1]	(11,828)	3,642	0	(8,186)
Reclassification adjustment[2]	4,201	(802)	0	3,399
Loss on currency conversion[3]	0	0	(422)	(422)
Balance at December 31, 2010	(7,627)	3,264	668	(3,695)
Change in market value[1]	(7,005)	(1,449)	0	(8,454)
Reclassification adjustment[2]	5,366	(1,490)	0	3,876
Loss on currency conversion[3]	0	0	(339)	(339)
Balance at December 31, 2011	$(9,266)	$325	$329	$(8,612)

1
The tax (benefit) expense related to the change in market value of the hedging instruments was $(4,458) and $(6,369) for 2011 and 2010, respectively. The tax (benefit) expense related to the change in market value of securities available for sale was $(1,337), $2,640 and $277 for 2011, 2010 and 2009, respectively.

2
The tax (expense) benefit related to the reclassification adjustment for the hedging instruments was $(2,889) and $(2,262) for 2011 and 2010, respectively. The tax (expense) benefit related to the reclassification adjustments for securities available for sale was $802, $431 and $(134) for 2011, 2010 and 2009, respectively.

3	The tax (benefit) expense related to the foreign currency translation gain/loss was $(183), $(227) and $260 for 2011, 2010 and 2009, respectively.

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Unrecorded Unconditional Purchase Obligations Disclosure [Table Text Block]
Federated is obligated to make certain future payments under various agreements to which it is a party, including operating leases (see Note (15)). The following table summarizes minimum noncancelable payments contractually due under Federated’s significant service contracts and employment arrangements:

	Payments due in
						After
in millions	2012	2013	2014	2015	2016	2016	Total
Purchase obligations[1]	$17.9	$13.2	$4.9	$0.9	$0.4	$0.5	$37.8
Employment-related commitments[2]	16.1	8.3	7.6	0	0	0	32.0
Total	$34.0	$21.5	$12.5	$0.9	$0.4	$0.5	$69.8

1
Federated is a party to various contracts pursuant to which it receives certain services including legal, access to various fund-related information systems and research databases, as well as trade order transmission and recovery services. These contracts contain certain minimum noncancelable payments, cancellation provisions and renewal terms. The contracts expire on various dates through the year 2019. Costs for such services are expensed as incurred.

2
Federated has certain domestic and international employment arrangements pursuant to which Federated is obligated to make minimum compensation payments. These contracts expire on various dates through the year 2014.

Supplementary Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]

in thousands, except per share data, for the quarters ended	March 31,	June 30,	September 30,	December 31,
2011
Revenue[1]	$238,882	$225,777	$214,048	$216,406
Operating income[1]	56,500	72,083	67,011	61,861
Net income including noncontrolling interest in subsidiaries[1]	35,054	42,885	38,520	38,625
Amounts attributable to Federated Investors, Inc.
Net income[1]	33,231	42,413	38,320	36,943
Earnings per share – Basic and Diluted[1]	0.32	0.41	0.37	0.36
Cash dividends per share	0.24	0.24	0.24	0.24
Stock price per share[2]
High	28.57	27.11	24.54	22.39
Low	24.93	23.43	16.01	14.36
2010
Revenue[1,3]	$232,970	$231,484	$242,173	$245,317
Operating income[1,4]	71,810	83,861	75,088	79,032
Net income including noncontrolling interest in subsidiaries[1,4]	44,195	48,275	48,063	48,631
Amounts attributable to Federated Investors, Inc.
Net income[1,4]	42,007	47,650	43,056	46,401
Earnings per share – Basic and Diluted[1,4]	0.38	0.46	0.42	0.45
Cash dividends per share[5]	1.50	0.24	0.24	0.24
Stock price per share[2]
High	28.14	27.32	23.54	27.02
Low	23.85	20.67	20.01	22.76

1
During the first, second, third and fourth quarters of 2011, fee waivers in order for certain money market funds to maintain positive or zero net yields totaled $63.4 million, $79.4 million, $88.9 million and $89.0 million, respectively. These fee waivers were partially offset by related reductions in distribution expenses of $49.5 million, $57.8 million, $63.2 million and $61.9 million and net income attributable to noncontrolling interests of $0.8 million, $2.2 million, $2.5 million and $1.0 million such that the net negative pre-tax impact to Federated was $13.1 million, $19.4 million, $23.2 million, and $26.1 million for the first, second, third and fourth quarters of 2011, respectively. During the first, second, third and fourth quarters of 2010, fee waivers in order for certain money market funds to maintain positive or zero net yields totaled $69.5 million, $58.2 million, $53.8 million and $60.0 million, respectively. These fee waivers were partially offset by related reductions in distribution expenses of $51.2 million, $45.0 million, $42.6 million and $47.7 million and net income attributable to noncontrolling interests of $0.5 million, $0.2 million, $0.2 million and $0.2 million such that the net negative pre-tax impact to Federated was $17.8 million, $13.0 million, $11.0 million, and $12.1 million for the first, second, third and fourth quarters of 2010, respectively.

2	Federated’s common stock is traded on the New York Stock Exchange under the symbol FII.

3
As a result of the SunTrust Acquisition, revenue for the fourth quarter ended December 31, 2010 included $7.4 million related to the acquired assets under management. See Note (3) for additional information.

4
Federated recorded impairment charges of $7.0 million and $3.2 million related to intangible and fixed assets in the second and fourth quarters of 2010, respectively. See Note (6) for additional information.

5
For the quarter ended March 31, 2010, Federated paid $1.26 per share for a special cash dividend. This payment was in addition to the $0.24 per share dividend paid in that quarter. All dividends are considered ordinary dividends for tax purposes.

Summary of Significant Accounting Policies Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009
Deferred Sales Commission Asset B-Shares Estimated Period Of Benefit	8
Internal Use Software Estimated Useful Lives	4
Amortization of deferred sales commissions	$ 7,378,000	$ 12,197,000	$ 18,462,000
Total Waived Fees	724,900,000	653,100,000	645,500,000
Increase In Voluntary Waiver Of Fees To Maintain Positive Or Zero Net Yields	(79,100,000)
Advertising Expense	$ 2,600,000	$ 200,000	$ 100,000
Minimum [Member]
Property, Plant and Equipment, Useful Life, Minimum	1
Finite-Lived Intangible Assets, Useful Life, Minimum	5
Maximum [Member]
Property, Plant and Equipment, Useful Life, Maximum	12
Finite-Lived Intangible Assets, Useful Life, Maximum	11

Business Combinations and Acquisitions Narrative (Details) (USD $)	6 Months Ended		3 Months Ended				6 Months Ended
	Dec. 31, 2010	Sep. 20, 2010	Sep. 30, 2010 Sun Trust Acquisition [Member] years	Dec. 31, 2011 Sun Trust Acquisition [Member] years	Mar. 31, 2011 Sun Trust Acquisition [Member]	Dec. 31, 2010 Sun Trust Acquisition [Member]	Dec. 31, 2010 Sun Trust Acquisition [Member] Money Market Funds [Member]
Business acquisition assets under management acquired							$ 14,100,000,000
Total upfront payments	6,600,000
Business Acquisition Contingent Consideration Payable Period			5
Business Acquisition, Contingent Consideration, at Fair Value		20,100,000
Estimated remaining contingent purchase price payments				19,000,000
Remaining Business Acquisition Contingent Consideration Payable Period				4
Identifiable intangible assets, indefinite life					24,100,000
Fair value of future consideration payments liability				13,400,000
Fair value of future consideration payments liability, current				4,000,000		5,300,000
Fair value of future consideration payments liability, noncurrent				$ 9,400,000

Business Combinations and Acquisitions Unaudited Pro Forma Financial Information (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Revenue	$ 980.7	$ 1,226.8
Net income attributable to Federated Investors, Inc.	$ 186.6	$ 211.5
Basic [Member]
Earnings per share - Basic Net income attributable to Federated Investors, Inc.	$ 1.8	$ 2.06
Diluted [Member]
Earnings per share - Diluted Net Income attributable to Federated Investors, Inc.	$ 1.8	$ 2.06

Concentration Risk (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended					12 Months Ended
	Dec. 31, 2011 Revenue Concentration By Customer [Member]	Dec. 31, 2011 Federated Kaufmann Fund [Member] Revenue Concentration By Product [Member]	Dec. 31, 2011 Federated Prime Obligations Fund [Member] Revenue Concentration By Product [Member]	Mar. 31, 2012 Minimum [Member]	Mar. 31, 2012 Forecast 1 [Member] basispoints	Mar. 31, 2012 Forecast 1 Maximum [Member]	Mar. 31, 2012 Forecast 2 [Member] basispoints	Mar. 31, 2012 Forecast 2 Maximum [Member]	Dec. 31, 2011 Money Market Assets [Member] Revenue Concentration by Asset Class [Member]	Dec. 31, 2010 Money Market Assets [Member] Revenue Concentration by Asset Class [Member]	Dec. 31, 2009 Money Market Assets [Member] Revenue Concentration by Asset Class [Member]
Concentration Risk [Line Items]
Percentage of revenue concentration on total revenue	10.00%	12.00%	11.00%						46.00%	50.00%	65.00%
Estimated net impact of fee waivers on future pre-tax income				$ 27
Increase In Basis Points In Gross Yields On Securities Purchased In Money Market Fund Portfolios					10		25
Percentage Decrease Pre-tax Income Impact Of Waivers					35.00%	40.00%	65.00%	70.00%

Concentration Risk Schedule of Revenue Concentration (Details) (Revenue Concentration by Asset Class [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Money Market Assets [Member]
Concentration Risk [Line Items]
Percentage of revenue concentration on total revenue	46.00%	50.00%	65.00%
Equity Assets [Member]
Concentration Risk [Line Items]
Percentage of revenue concentration on total revenue	33.00%	31.00%	23.00%
Fixed-income Assets [Member]
Concentration Risk [Line Items]
Percentage of revenue concentration on total revenue	20.00%	18.00%	12.00%

Concentration Risk Voluntary Fee Waivers (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Concentration Risk [Line Items]
Revenue	$ 89	$ 88.9	$ 79.4	$ 63.4	$ 60	$ 53.8	$ 58.2	$ 69.5	$ (320.7)	$ (241.6)	$ (120.6)
Distribution expense	61.9	63.2	57.8	49.5	47.7	42.6	45	51.2	(232.3)	(186.6)	(86.4)
Operating income									(88.4)	(55)	(34.2)
Noncontrolling interest	1	2.5	2.2	0.8	0.2	0.2	0.2	0.5	(6.5)	(1)	0
Pre-tax impact	$ 26.1	$ 23.2	$ 19.4	$ 13.1	$ 12.1	$ 11	$ 13	$ 17.8	$ (81.9)	$ (54)	$ (34.2)

Consolidation (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Variable Interest Entity [Line Items]
Deconsolidation, Gain (Loss), Amount	$ 0		$ 0		$ 0
Noncontrolling Interest, Ownership Percentage by Parent	50.50%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	49.50%
Consolidated variable interest entities aggregate assets	111,100,000		27,100,000
Consolidated variable interest entities aggregate liabilities	500,000		200,000
Redeemable noncontrolling interests in subsidiaries	506,000		1,543,000
Deconsolidated variable interest entities investments	17,700,000		22,000,000
Deconsolidated variable interest entities redeemable noncontrolling interest in subsidiaries	7,600,000		21,300,000
Variable interest in CDO, equity interest limit, maximum	25.00%
Ownership interest in equity-method investment	12.00%
Assets under management of equity investee	700,000,000
Collateralized Debt Obligations [Member]
Variable Interest Entity [Line Items]
Unconsolidated VIE assets	$ 2,100,000	[1]	$ 12,800,000	[1]

[1]	The risk of loss does not include the potential loss associated with related deferred tax assets expiring unutilized.

Consolidation Assets and Liabilities of Unconsolidated VIEs and Federated's Maximum Risk of Loss (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Variable Interest Entity [Line Items]
Investments in money market products included in cash and cash equivalents	$ 44		$ 191.2
Investments in money market products included in investments	177.5		105.8
Investment Companies [Member]
Variable Interest Entity [Line Items]
Unconsolidated VIE assets	290,517.7	[1]	275,365.1	[1]
Unconsolidated VIE liabilities	0	[1]	0	[1]
Total remaining carrying value of investment and maximum risk of loss	221.5	[1]	297	[1]
Collateralized Debt Obligations [Member]
Variable Interest Entity [Line Items]
Unconsolidated VIE assets	2.1	[2]	12.8	[2]
Unconsolidated VIE liabilities	12	[2]	121.6	[2]
Total remaining carrying value of investment and maximum risk of loss	0	[2]	0	[2]
Equity Investment [Member]
Variable Interest Entity [Line Items]
Unconsolidated VIE assets	4.5		6.4
Unconsolidated VIE liabilities	0.7		2.4
Total remaining carrying value of investment and maximum risk of loss	$ 7.1		$ 7.4

[1]	The unconsolidated VIE assets for the investment companies represent total net assets under management for the related investment companies. Of Federated’s $221.5 million invested in these entities at December 31, 2011, $44.0 million represents investments in money market funds included in Cash and cash equivalents, with the remaining $177.5 million included in Investments on the Consolidated Balance Sheets. Of Federated’s $297.0 million invested in these entities at December 31, 2010, $191.2 million represents investments in money market funds included in Cash and cash equivalents, with the remaining $105.8 million included in Investments on the Consolidated Balance Sheets.
[2]	The risk of loss does not include the potential loss associated with related deferred tax assets expiring unutilized.

Fair Value Measurements Narrative (Details) (USD $)	3 Months Ended			12 Months Ended										12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2010		Jun. 30, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2011 Sun Trust Acquisition [Member]	Dec. 31, 2010 Sun Trust Acquisition [Member]	Dec. 31, 2011 Money Market Funds [Member]	Dec. 31, 2010 Intangible asset related [Member]	Dec. 31, 2009 Intangible asset related [Member]	Mar. 31, 2010 Air Transportation Equipment [Member]	Dec. 31, 2009 Air Transportation Equipment [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2010 Impairment of Intangible Assets [Member]	Dec. 31, 2011 Customer Relationships [Member]		Dec. 31, 2010 Customer Relationships [Member]		Dec. 31, 2010 Customer Relationships [Member] Impairment of Intangible Assets [Member]	Dec. 31, 2011 Noncompete Agreements [Member]		Dec. 31, 2010 Noncompete Agreements [Member]		Dec. 31, 2010 Noncompete Agreements [Member] Impairment of Intangible Assets [Member]	Dec. 31, 2011 Consolidated feeder fund investment in offshore master investment fund [Member]
Impairment of Intangible Assets, Finite-lived						$ 10,200,000								$ 8,200,000	$ 15,500,000
Net proceeds from sale of aircraft				0		3,298,000		0								3,300,000
Cash and cash equivalents invested in money market funds	194,500,000			45,800,000		194,500,000
Investments transferred from Level 2 to Level 1				3,500,000
Trading Securities, Current	29,161,000			113,505,000		29,161,000																								17,900,000
Trading Securities, Debt, Current													77,100,000
Fair value of future consideration payments liability, current											4,000,000	5,300,000
Fair value of future consideration payments liability, noncurrent											9,400,000
Probability-weighted scenarios assumed growth rates in assets									9.00%	(100.00%)
Impairment related to fair value measurement on a nonrecurring basis	3,200,000		7,000,000														5,200,000
Finite-lived intangible assets, net value after impairment	19,112,000	[1]		12,097,000	[1]	19,112,000	[1]													10,534,000	[2]	15,920,000	[2]	2,000,000	1,563,000	[3]	3,192,000	[3]	800,000
Fixed assets value after impairment	38,516,000			38,228,000		38,516,000													700,000
Fair value of asset																	$ 3,400,000	$ 2,800,000

[1]	Weighted average amortization period of 8.9 years at December 31, 2011
[2]	Weighted average amortization period of 9.3 years at December 31, 2011
[3]	Weighted average amortization period of 6.9 years at December 31, 2011

Fair Value Measurements Classes of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Total financial assets	$ 322,372	$ 333,709
Total financial liabilities	28,890	31,792
Cash and Cash Equivalents [Member]
Total financial assets	49,273	198,756
Available-for-sale Equity Securities [Member]
Total financial assets	159,539	105,724
Trading Securities - Equity [Member]
Total financial assets	29,458	11,368
Trading Securities - Debt [Member]
Total financial assets	84,047	17,793
Foreign Currency Forward Contract [Member]
Total financial assets	55	68
Total financial liabilities	245	0
Interest Rate Swap [Member]
Total financial liabilities	15,241	11,734
SunTrust Acquisition Future Consideration Payments Liability [Member]
Total financial liabilities	13,404	20,058
Level 1 [Member]
Total financial assets	219,833	321,433
Total financial liabilities	0	0
Level 1 [Member] | Cash and Cash Equivalents [Member]
Total financial assets	49,273	198,756
Level 1 [Member] | Available-for-sale Equity Securities [Member]
Total financial assets	159,539	105,724
Level 1 [Member] | Trading Securities - Equity [Member]
Total financial assets	10,805	6,937
Level 1 [Member] | Trading Securities - Debt [Member]
Total financial assets	216	10,016
Level 1 [Member] | Foreign Currency Forward Contract [Member]
Total financial assets	0	0
Total financial liabilities	0	0
Level 1 [Member] | Interest Rate Swap [Member]
Total financial liabilities	0	0
Level 1 [Member] | SunTrust Acquisition Future Consideration Payments Liability [Member]
Total financial liabilities	0	0
Level 2 [Member]
Total financial assets	102,539	12,276
Total financial liabilities	15,486	11,734
Level 2 [Member] | Cash and Cash Equivalents [Member]
Total financial assets	0	0
Level 2 [Member] | Available-for-sale Equity Securities [Member]
Total financial assets	0	0
Level 2 [Member] | Trading Securities - Equity [Member]
Total financial assets	18,653	4,431
Level 2 [Member] | Trading Securities - Debt [Member]
Total financial assets	83,831	7,777
Level 2 [Member] | Foreign Currency Forward Contract [Member]
Total financial assets	55	68
Total financial liabilities	245	0
Level 2 [Member] | Interest Rate Swap [Member]
Total financial liabilities	15,241	11,734
Level 2 [Member] | SunTrust Acquisition Future Consideration Payments Liability [Member]
Total financial liabilities	0	0
Level 3 [Member]
Total financial assets	0	0
Total financial liabilities	13,404	20,058
Level 3 [Member] | Cash and Cash Equivalents [Member]
Total financial assets	0	0
Level 3 [Member] | Available-for-sale Equity Securities [Member]
Total financial assets	0	0
Level 3 [Member] | Trading Securities - Equity [Member]
Total financial assets	0	0
Level 3 [Member] | Trading Securities - Debt [Member]
Total financial assets	0	0
Level 3 [Member] | Foreign Currency Forward Contract [Member]
Total financial assets	0	0
Total financial liabilities	0	0
Level 3 [Member] | Interest Rate Swap [Member]
Total financial liabilities	0	0
Level 3 [Member] | SunTrust Acquisition Future Consideration Payments Liability [Member]
Total financial liabilities	$ 13,404	$ 20,058

Fair Value Measurements Reconciliation of Fair Value Measurements of Liability for Future Consideration Payments (Details) (SunTrust Acquisition Future Consideration Payments Liability [Member], Fair Value, Inputs, Level 3 [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
SunTrust Acquisition Future Consideration Payments Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at December 31, 2010	$ 20,058
Adjustment to reflect final valuation	(2,600) [1]
Changes in fair value	900 [2]
Contingent consideration payments	(4,954)
Balance at December 31, 2011	$ 13,404

[1]	As a result of finalizing the valuation relating to the SunTrust Acquisition in the first quarter 2011, this adjustment was required in order to revise the preliminary estimate of fair value.
[2]	Amounts included in Intangible asset related expense on the Consolidated Statements of Income.

Investments Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Investments [Line Items]
Available-for-sale Securities, Current	$ 159,539,000	$ 105,724,000
Trading Securities, Current	113,505,000	29,161,000
Payments to Acquire Available-for-sale Securities	73,192,000	99,284,000	1,388,000
Available For Sale Securities Unrealized Gain Position Fair Value	48,400,000
Available-for-sale Securities, Fair Value Disclosure	111,100,000
Fixed-Income Mutual Funds [Member]
Schedule of Investments [Line Items]
Payments to Acquire Available-for-sale Securities	60,000,000
Available-for-sale Securities, Gross Unrealized Gains	461,000	662,000
Available-for-sale Securities, Gross Unrealized Losses	950,000	136,000
Total Fluctuating-Value Mutual Funds [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Gross Unrealized Gains	2,498,000	5,862,000
Available-for-sale Securities, Gross Unrealized Losses	1,875,000	160,000
Consolidated feeder fund investment in offshore master investment fund [Member]
Schedule of Investments [Line Items]
Trading Securities, Current	17,900,000
Stocks of large-cap U.S. and international companies [Member]
Schedule of Investments [Line Items]
Trading Securities, Current	10,900,000
Money Market Funds [Member]
Schedule of Investments [Line Items]
Trading Securities, Debt, Current	$ 77,100,000

Investments Available-For-Sale Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Equity Mutual Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 43,217	$ 41,879
Gross Unrealized Gains	2,037	5,200
Gross Unrealized Losses	(925)	(24)
Estimated Market Value	44,329	47,055
Fixed-Income Mutual Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	115,699	58,143
Gross Unrealized Gains	461	662
Gross Unrealized Losses	(950)	(136)
Estimated Market Value	115,210	58,669
Total Fluctuating-Value Mutual Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	158,916	100,022
Gross Unrealized Gains	2,498	5,862
Gross Unrealized Losses	(1,875)	(160)
Estimated Market Value	$ 159,539	$ 105,724

Investments Gain on Securities, Net of Investment Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Impairments	$ 0		$ 0		$ (386)
Gain on securities, net	1,432	[1]	3,542	[1]	2,271	[1]
Consolidated Investment Companies [Member]
Gain on securities, net	(1,200)		1,500		2,300
Trading Securities [Member]
Unrealized (loss) gain on trading securities	(871)		541		2,824
Realized gains	931	[2]	2,045	[2]	810	[2]
Realized losses	(830)	[2]	(958)	[2]	(1,405)	[2]
Derivatives [Member]
Unrealized (loss) gain on derivatives	(560)	[3]	190	[3]	(18)	[3]
Realized gains	570	[2],[3]	720	[2],[3]	328	[2],[3]
Realized losses	(814)	[2],[3]	(907)	[2],[3]	0	[2],[3]
Available-for-sale Securities [Member]
Realized gains	3,006	[2]	1,239	[2]	118	[2]
Realized losses	0	[2]	(6)	[2]	0	[2]
Purchased Loans [Member]
Realized gains	$ 0	[2]	$ 678	[2]	$ 0	[2]

[1]	Amounts related to consolidated investment companies totaled $(1.2) million, $1.5 million and $2.3 million for 2011, 2010 and 2009, respectively.
[2]	Realized gains and losses are computed on a specific-identification basis.
[3]	These items relate to the settlement of economic derivatives held either by certain consolidated sponsored products or Federated.

Intangible Assets and Goodwill Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Significant Deletions	$ (63,000,000)
Finite-Lived Intangible Assets, Amortization Expense	7,000,000	14,300,000	16,600,000
Goodwill	642,329,000	635,313,000
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Significant Deletions	$ (60,000,000)

Intangible Assets and Goodwill Table (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Intangible Assets Including Goodwill [Line Items]
Finite-Lived Intangible Assets, Gross	$ 68,634	[1]	$ 131,614	[1]
Finite-Lived Intangible Assets, Accumulated Amortization	(56,537)	[1]	(112,502)	[1]
Finite-Lived Intangible Assets, Net	12,097	[1]	19,112	[1]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	66,500		66,400
Goodwill	642,329		635,313
Intangible Assets Including Goodwill Gross	777,463		833,327
Intangible Assets Including Goodwill	720,926		720,825
Finite-Lived Intangible Assets, Remaining Amortization Period	8.9
Intangible Assets Including Goodwill [Member]
Intangible Assets Including Goodwill [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	(56,537)		(112,502)
Renewable Investment Advisory Rights [Member]
Intangible Assets Including Goodwill [Line Items]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	64,600		64,500
Trade Names [Member]
Intangible Assets Including Goodwill [Line Items]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	1,900		1,900
Customer Relationships [Member]
Intangible Assets Including Goodwill [Line Items]
Finite-Lived Intangible Assets, Gross	56,492	[2]	119,472	[2]
Finite-Lived Intangible Assets, Accumulated Amortization	(45,958)	[2]	(103,552)	[2]
Finite-Lived Intangible Assets, Net	10,534	[2]	15,920	[2]
Finite-Lived Intangible Assets, Remaining Amortization Period	9.3
Noncompete Agreements [Member]
Intangible Assets Including Goodwill [Line Items]
Finite-Lived Intangible Assets, Gross	12,142	[3]	12,142	[3]
Finite-Lived Intangible Assets, Accumulated Amortization	(10,579)	[3]	(8,950)	[3]
Finite-Lived Intangible Assets, Net	$ 1,563	[3]	$ 3,192	[3]
Finite-Lived Intangible Assets, Remaining Amortization Period	6.9

[1]	Weighted average amortization period of 8.9 years at December 31, 2011
[2]	Weighted average amortization period of 9.3 years at December 31, 2011
[3]	Weighted average amortization period of 6.9 years at December 31, 2011

Intangible Assets and Goodwill Future Amortization Expense Table (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
2012	$ 3.4
2013	2.6
2014	2
2015	1.4
2016	$ 1

Property and Equipment Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 8.3	$ 7.5	$ 7.5

Property and Equipment Table (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 85,477	$ 80,497
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(47,249)	(41,981)
Property, Plant and Equipment, Net	38,228	38,516
Computer Software and Hardware [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Minimum	2
Property, Plant and Equipment, Useful Life, Maximum	7
Property, Plant and Equipment, Gross	45,468	40,642
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Maximum	12
Property, Plant and Equipment, Gross	17,875	17,875
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	15,934	15,853
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Minimum	5
Property, Plant and Equipment, Useful Life, Maximum	10
Property, Plant and Equipment, Gross	$ 6,200	$ 6,127

Other Current Liabilities (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Interest Rate Cash Flow Hedge Liability at Fair Value	$ 15,200,000	$ 11,700,000
Insurance proceeds for claims submitted to cover cost	10,000,000
Clover Capital Acquisition [Member]
Business acquisition contingent consideration accrued liability	5,900,000	0
Sun Trust Acquisition [Member]
Fair value of future consideration payments liability, current	$ 4,000,000	$ 5,300,000

Recourse Debt and Interest Rate Swap Narrative (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2011		Dec. 31, 2010		Oct. 31, 2011	Jun. 10, 2011 years	Apr. 09, 2010
Term Loan, Weighted-Average Interest Rates		3.65%	[1],[2]	4.40%	[1]
Previous Term Loan Facility								$ 425,000,000
Borrowings Under Credit Agreement		361,250,000	[1]	403,750,000	[1]
Closing costs							1,800,000
Loans Payable Term							5
Final payment due upon expiration	28,300,000
Liability on swap agreement		15,200,000		11,700,000
Amount of swap liability to be reclassified during next twelve months		6,400,000
Amount of swap liability reclassified during the period		8,300,000		6,500,000
Revolving credit facility		200,000,000
Previous Revolving Credit Facility						200,000,000
Facility fee in basis points for revolving credit facility		15
Borrowings Under Credit Agreement At Date Of Amendment [Member]
Borrowings Under Credit Agreement							382,500,000
Libor Spread [Member]
Revolving Credit Facility Spread in Basis Points		110
Term Loan Quarterly Payment First Three Years [Member]
Required principal payments per quarter for the term loan	10,600,000
Term Loan Quarterly Payment Years Four And Five [Member]
Required principal payments per quarter for the term loan	$ 28,300,000

[1]	The term loan borrowings under the Credit Agreement expire on June 10, 2016.
[2]	See additional information below regarding the interest rate fixed at 3.646% in connection with an interest rate swap, which expires on April 1, 2015.

Recourse Debt and Interest Rate Swap Recourse Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Recourse Debt And Interest Rate Swap [Abstract]
Term Loan, Weighted-Average Interest Rates	3.65%	[1],[2]	4.40%	[1]
Term Loan	$ 361,250	[1]	$ 403,750	[1]
Less: Short-term debt - recourse	42,500		42,500
Long-term debt - recourse	$ 318,750		$ 361,250

[1]	The term loan borrowings under the Credit Agreement expire on June 10, 2016.
[2]	See additional information below regarding the interest rate fixed at 3.646% in connection with an interest rate swap, which expires on April 1, 2015.

Employee Benefit Plans Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Salary deferral contribution percentage, minimum	1.00%
Salary deferral contribution percentage, maximum	50.00%
Company's first matching contribution percentage	100.00%
Employee's contribution percentage to receive Company's first matching contribution percentage	2.00%
Company's second matching contribution percentage	50.00%
Employee's contribution percentage to receive Company's second matching contribution percentage	4.00%
Employer contribution expense	$ 4,000,000	$ 3,900,000	$ 3,900,000
Number of years of service for vesting	2
Number of hours of service for vesting, per year	1,000
Percentage vested after fulfilling the minimum required years of service	20.00%
Incremental percentage vested each subsequent year after fulfilling minimum required years of service	20.00%
Number of years for incremental percentage vesting until participant fully vested in Company's matching contribution	4
Profit Sharing Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employer contribution expense	0	0	0
Number of hours of service for eligibility in profit sharing plan, per year	500
Number of shares in profit sharing plan	500,000
Employee Stock Purchase Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Salary deferral contribution percentage, maximum	10.00%
Maximum number of shares of Class B common stock for Employee Stock Purchase Plan	750,000
Number of shares purchased since inception of Employee Stock Purchase Plan	$ 128,712

Share-Based Compensation Plans Narrative (Details) (USD $)	12 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2011 years		Dec. 31, 2010	Dec. 31, 2009 years	Mar. 31, 2011 Class B Common Stock Bonus [Member]	Dec. 31, 2011 Class B Common Stock Bonus [Member]	Dec. 31, 2011 Class B Common Stock Key Employees [Member]	Dec. 31, 2011 Stock Options Key Employees [Member]	Dec. 31, 2011 Stock Options Bonus [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]
Number of Shares Authorized under Stock Incentive Plan	27,100,000
Number of Shares Available for Grant under Stock Incentive Plan	6,600,000
Share-based compensation expense	$ 19,006,000		$ 19,124,000	$ 18,775,000
Deferred Tax Benefit from Share-based Compensation	7,100,000		7,200,000	7,100,000
Nonvested Awards, Total Compensation Cost Not yet Recognized	66,000,000
Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	6
Award Requisite Service Period					3		10	10	0	3	10
Restricted Stock Vested Period										5 years	10 years
Restricted Stock Granted in Period	1,011,876	[1]	897,379	1,155,136	456,876		555,000
Restricted Stock Granted in Period, Weighted Average Grant Date Fair Value	$ 19.97	[1]	$ 22.97	$ 20.41
Restricted Stock, Vested in Period, Total Fair Value	15,400,000		12,200,000	6,800,000
Stock Options Exercise Period, Years						10		1
Number of Shares of Common Stock Able To Be Purchased For Each Exercised Stock Option	1
Stock Options, Exercises in Period	603,418		486,150	345,275
Stock Options, Exercises in Period, Total Intrinsic Value	$ 1,200,000		$ 2,300,000	$ 4,000,000
Options, Granted In Period	0		0	12,000
Stock Options, Grants in Period, Weighted Average Grant Date Fair Value				$ 3.38
Stock Options, Fair Value Assumptions, Expected Dividend Rate				4.07%
Stock Options, Fair Value Assumptions, Expected Volatility Rate				24.90%
Stock Options, Fair Value Assumptions, Risk Free Interest Rate				1.89%
Stock Options, Fair Value Assumptions, Expected Term				5

[1]	1During the first quarter of 2011, Federated awarded 456,876 shares of restricted Federated Class B common stock in connection with a bonus program in which certain key employees received a portion of their bonus in the form of restricted stock under the Plan. This restricted stock, which was granted on the bonus payment date and issued out of treasury, generally vests over a three-year period. During 2011, Federated awarded 555,000 shares of restricted Federated Class B common stock to certain key employees. The restricted stock award generally vests over a ten-year period with restrictions on the vested portion of the award lapsing on approximately the awards’ fifth- and tenth-year anniversaries.

Share-Based Compensation Plans Nonvested Restricted Stock Units (Details) (USD $)	12 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2011 Class B Common Stock Bonus [Member]	Dec. 31, 2011 Class B Common Stock Key Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested, Beginning Balance	3,503,326
Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance	$ 24.14
Granted in Period	1,011,876	[1]	897,379	1,155,136	456,876	555,000
Granted in Period, Weighted Average Grant Date Fair Value	$ 19.97	[1]	$ 22.97	$ 20.41
Vested in Period	(646,152)
Vested in Period, Weighted Average Grant Date Fair Value	$ 25.76
Forfeited in Period	(99,029)
Forfeited in Period, Weighted Average Grant Date Fair Value	$ 23.99
Nonvested, Ending Balance	3,770,021		3,503,326
Nonvested, Weighted Average Grant Date Fair Value, Ending Balance	$ 22.74		$ 24.14
Vesting period, years					3	10

[1]	1During the first quarter of 2011, Federated awarded 456,876 shares of restricted Federated Class B common stock in connection with a bonus program in which certain key employees received a portion of their bonus in the form of restricted stock under the Plan. This restricted stock, which was granted on the bonus payment date and issued out of treasury, generally vests over a three-year period. During 2011, Federated awarded 555,000 shares of restricted Federated Class B common stock to certain key employees. The restricted stock award generally vests over a ten-year period with restrictions on the vested portion of the award lapsing on approximately the awards’ fifth- and tenth-year anniversaries.

Share-Based Compensation Plans Stock Options (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number, Beginning Balance	3,215,432
Options, Granted In Period	0	0	12,000
Options, Exercises in Period	(603,418)	(486,150)	(345,275)
Options, Forfeitures in Period	0
Options, Expirations in Period	(2,219,535)
Options Outstanding, Number, Ending Balance	392,479	3,215,432
Options, Vested and Expected to Vest, Outstanding, Number	392,479
Options, Exercisable, Number	392,479
Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 28.67
Options, Exercises in Period, Weighted Average Exercise Price	$ 25.07
Options, Expirations in Period, Weighted Average Exercise Price	$ 29.46
Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 29.72	$ 28.67
Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 29.72
Options, Exercisable, Weighted Average Exercise Price	$ 29.72
Options, Outstanding, Weighted Average Remaining Contractual Term	1.3
Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	1.3
Options, Exercisable, Weighted Average Remaining Contractual Term	1.3
Options, Outstanding, Intrinsic Value	$ 0
Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	0
Options, Exercisable, Intrinsic Value	$ 0

Common Stock Narrative (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Class B [Member]	Dec. 31, 2008 Class B [Member]
Stockholders' Equity Note [Abstract]
Payments of Dividends		$ 99,960,000	$ 228,651,000	$ 98,499,000
Common Stock, Special Dividends, Per Share, Cash Paid	$ 1.26
Payments Of Special Dividends	129,800,000
Statement [Line Items]
Number of shares authorized under share repurchase program						5,000,000
Repurchased shares, shares		1,500,000
Amount paid for repurchase of common stock		$ (28,057,000)	$ (14,249,000)	$ (20,102,000)
Remaining number of shares authorized to be repurchased					2,200,000

Leases Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009
Operating Leased Assets [Line Items]
Operating Leases Number Of Renewal Terms	2
Operating Leases Number Of Years For Each Renewal Term	5
Rental expenses	$ 10.5	$ 10.6	$ 11.1

Leases Future Minimum Rental Payments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Leases [Abstract]
2012	$ 11.7
2013	12.1
2014	11.9
2015	10
2016	9.3
2017 and thereafter	37.3
Total minimum lease payments	$ 92.3

Income Taxes Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	$ 16,300,000	$ 16,200,000
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	200,000	1,700,000
Deferred Federal Income Tax Expense (Benefit)	15,996,000	20,997,000	8,269,000
Capital Loss Carry-forward period	5
Foreign Operating Loss, Net [Member]
Valuation Allowance, Amount	1,700,000	1,800,000
Deferred tax asset, valuation allowance	94.00%	94.00%
State Operating Loss, Net [Member]
Valuation Allowance, Amount	14,300,000	14,000,000
Deferred tax asset, valuation allowance	99.00%	98.00%
Capital Losses [Member]
Valuation Allowance, Amount	4,800,000
Amortization and/ or impairments of intangible assets [Member]
Deferred Federal Income Tax Expense (Benefit)	(18,700,000)	(11,800,000)	(6,800,000)
Accrued Incentive Compensation [Member]
Deferred Federal Income Tax Expense (Benefit)	5,100,000	(1,200,000)	(5,400,000)
Insurance Proceeds [Member]
Deferred Federal Income Tax Expense (Benefit)	$ 3,500,000	$ (7,300,000)	$ 1,300,000

Income Taxes Components of Income Tax Expense (Benefit) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Disclosure [Abstract]
Current Federal	$ 67,662	$ 79,273	$ 101,649
Current State	6,426	8,504	11,082
Current Foreign	(56)	(33)	297
Total Current	74,032	87,744	113,028
Deferred Federal	15,996	20,997	8,269
Deferred State	1,291	3,210	(3,399)
Deferred Foreign	(31)	6	380
Total Income Tax Expense (Benefit)	$ 91,288	$ 111,957	$ 118,278

Income Taxes Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Disclosure [Abstract]
Expected statutory income tax rate	35.00%	35.00%	35.00%
State and local income taxes, net of Federal benefit	2.10%	2.50%	1.50%
Capital loss valuation allowance	0.00%	0.10%	1.20%
Other	0.60%	0.90%	(0.20%)
Effective tax rate (excluding noncontrolling interests)	37.70%	38.50%	37.50%
Income attributable to noncontrolling interests	(0.60%)	(1.30%)	(1.30%)
Effective tax rate per Consolidated Statements of Income	37.10%	37.20%	36.20%

Deferred tax assets and liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Tax net operating losses	$ 16,481	$ 17,885
Unrealized and realized capital losses	7,835	2,460
Other compensation related	5,843	268
Deferred income	3,500	0
Share-based compensation	3,405	8,274
Write-down of CDO and other investments	3,331	6,317
Other	2,560	4,648
Total deferred tax assets	42,955	39,852
Valuation allowance	(21,030)	(20,774)
Total deferred tax asset, net of valuation allowance	21,925	19,078
Intangible assets	73,269	54,734
Property and equipment	5,902	4,376
Deferred sales commissions	3,788	2,838
State taxes	3,546	3,087
Costs of internal-use software	2,630	2,566
Other	1,791	1,728
Total gross deferred tax liability	90,926	69,329
Net deferred tax liability	$ 69,001	$ 50,251

Earnings Per Share Attributable to Federated Investors, Inc. Shareholders Narrative (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share [Abstract]
Stock option awards excluded from calculation of diluted EPS	0.7	3	2.7

Earnings Per Share Attributable to Federated Investors, Inc. Shareholders Computation of Basic and Diluted Earnings Per Share (Details) (USD $)
In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Net income attributable to Federated Investors, Inc.	$ 36,943	[1]	$ 38,320	[1]	$ 42,413	[1]	$ 33,231	[1]	$ 46,401	[1],[2]	$ 43,056	[1],[2]	$ 47,650	[1],[2]	$ 42,007	[1],[2]	$ 150,906		$ 179,114		$ 197,292
Basic weighted-average common shares outstanding																	100,609		99,925		99,923
Dilutive potential shares from stock options																	23		68		133
Diluted weighted-average common shares outstanding																	100,632		99,993		100,056
Earnings Per Share, Basic																	$ 1.45	[3]	$ 1.73	[3]	$ 1.93	[3]
Earnings Per Share, Diluted																	$ 1.45	[3]	$ 1.73	[3]	$ 1.92	[3]
Basic [Member]
Net income attributable to Federated Investors, Inc.																	150,906		179,114		197,292
Less: Total income available to participating unvested restricted shareholders																	(4,922)	[4]	(6,443)	[4]	(4,917)	[4]
Total net income attributable to Federated Common Stock, Basic																	145,984	[3]	172,671	[3]	192,375	[3]
Diluted [Member]
Net income attributable to Federated Investors, Inc.																	150,906		179,114		197,292
Less: Total income available to participating unvested restricted shareholders																	(4,921)	[4]	(6,443)	[4]	(4,913)	[4]
Total net income attributable to Federated Common Stock, Diluted																	$ 145,985	[3]	$ 172,671	[3]	$ 192,379	[3]

[1]	During the first, second, third and fourth quarters of 2011, fee waivers in order for certain money market funds to maintain positive or zero net yields totaled $63.4 million, $79.4 million, $88.9 million and $89.0 million, respectively. These fee waivers were partially offset by related reductions in distribution expenses of $49.5 million, $57.8 million, $63.2 million and $61.9 million and net income attributable to noncontrolling interests of $0.8 million, $2.2 million, $2.5 million and $1.0 million such that the net negative pre-tax impact to Federated was $13.1 million, $19.4 million, $23.2 million, and $26.1 million for the first, second, third and fourth quarters of 2011, respectively. During the first, second, third and fourth quarters of 2010, fee waivers in order for certain money market funds to maintain positive or zero net yields totaled $69.5 million, $58.2 million, $53.8 million and $60.0 million, respectively. These fee waivers were partially offset by related reductions in distribution expenses of $51.2 million, $45.0 million, $42.6 million and $47.7 million and net income attributable to noncontrolling interests of $0.5 million, $0.2 million, $0.2 million and $0.2 million such that the net negative pre-tax impact to Federated was $17.8 million, $13.0 million, $11.0 million, and $12.1 million for the first, second, third and fourth quarters of 2010, respectively.
[2]	Federated recorded impairment charges of $7.0 million and $3.2 million related to intangible and fixed assets in the second and fourth quarters of 2010, respectively. See Note (6) for additional information.
[3]	Federated Common Stock excludes unvested restricted stock which are deemed participating securities in accordance with the two-class method of computing earnings per share.
[4]	Income available to participating restricted shareholders includes dividends paid to unvested restricted shareholders, net of forfeited dividends, and their proportionate share of undistributed earnings.

Accumulated Other Comprehensive (Loss) Income attributable to Federated Shareholders Schedule (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Accumulated Other Comprehensive (Loss) Income attributable to Federated Shareholders [Abstract]
Unrealized Loss on Hedging Instruments Net of Tax Reconciliation Value	$ (9,266)		$ (7,627)		$ 0		$ 0
Unrealized (Loss) Gain on Securities Available for Sale Net Of Tax Reconciliation Value	325		3,264		424		(310)
Foreign Currency Translation Gain (Loss) Net of Tax Reconciliation Value	329		668		1,090		607
Accumulated other comprehensive income (loss), net of tax	(8,612)		(3,695)		1,514		(297)
Unrealized Loss on Hedging Instruments Change in Market Value, Net of Tax	(7,005)	[1]	(11,828)	[1]	0	[1]
Unrealized (Loss) Gain on Securities Available for Sale Change in Market Value, Net of Tax	(1,449)	[1]	3,642	[1]	483	[1]
Total Change in Market Value Net Of Tax	(8,454)	[1]	(8,186)	[1]	483	[1]
Unrealized Loss on Hedging Instruments Reclassification Adjustment, Net of Tax	5,366	[2]	4,201	[2]	0	[2]
Unrealized (Loss) Gain on Securities Available For Sale, Reclassification Adjustment, Net of Tax	(1,490)	[2]	(802)	[2]	251	[2]
Foreign Currency Translation Gain (Loss) Reclassification Adjustment, Net of Tax	0	[2]	0	[2]	0	[2]
Total Reclassification Adjustment Net of Tax	3,876	[2]	3,399	[2]	251	[2]
Foreign Currency Translation Gain (Loss), Gain (Loss) on currency conversion, Net of Tax	(339)	[3]	(422)	[3]	483	[3]
Change in market value of the hedging instruments, tax	(4,458)		(6,369)
Change in market value of securities available for sale, tax	(1,337)		2,640		277
Reclassification adjustment for hedging instruments, tax	(2,889)		(2,262)
Reclassification adjustment for available for sale securities, tax	802		431		(134)
Foreign currency translation gain/loss, tax	$ (183)		$ (227)		$ 260

[1]	The tax (benefit) expense related to the change in market value of the hedging instruments was $(4,458) and $(6,369) for 2011 and 2010, respectively. The tax (benefit) expense related to the change in market value of securities available for sale was $(1,337), $2,640 and $277 for 2011, 2010 and 2009, respectively.
[2]	The tax (expense) benefit related to the reclassification adjustment for the hedging instruments was $(2,889) and $(2,262) for 2011 and 2010, respectively. The tax (expense) benefit related to the reclassification adjustments for securities available for sale was $802, $431 and $(134) for 2011, 2010 and 2009, respectively
[3]	The tax (benefit) expense related to the foreign currency translation gain/loss was $(183), $(227) and $260 for 2011, 2010 and 2009, respectively.

Purchased Loans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Transfers Of Purchased Loans [Abstract]
Transfer of purchased loans into new company sponsored fund in exchange for shares	$ 46.2
Cash invested in new company sponsored fund In exchange for shares	4.3
Gain (Loss) on Sale of Other Loans and Leases	$ 0.7

Commitments and Contingencies Narrative (Details) (USD $)	12 Months Ended	3 Months Ended			3 Months Ended				3 Months Ended			3 Months Ended		52 Months Ended	3 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Sun Trust Acquisition [Member] years	Sep. 30, 2010 Sun Trust Acquisition [Member] years	Dec. 31, 2010 Sun Trust Acquisition [Member]	Mar. 31, 2011 Prudent Bear Acquisition [Member]	Mar. 31, 2010 Prudent Bear Acquisition [Member]	Dec. 31, 2008 Prudent Bear Acquisition [Member] years	Dec. 31, 2011 Prudent Bear Acquisition [Member]	Dec. 31, 2008 Clover Capital Acquisition [Member] years	Dec. 31, 2011 Clover Capital Acquisition [Member]	Dec. 31, 2010 Clover Capital Acquisition [Member]	Dec. 31, 2010 Rochdale Acquisition [Member]	Sep. 30, 2007 Rochdale Acquisition [Member] years	Dec. 31, 2011 Rochdale Acquisition [Member]	Sep. 30, 2010 Alliance Acquisition [Member]	Jun. 30, 2010 Alliance Acquisition [Member]	Jun. 30, 2009 Alliance Acquisition [Member]	Jun. 30, 2008 Alliance Acquisition [Member]	Jun. 30, 2007 Alliance Acquisition [Member]	Jun. 30, 2006 Alliance Acquisition [Member]	Jun. 30, 2005 Alliance Acquisition [Member] years	Dec. 31, 2011 Employment-related Commitments [Member]
Business Acquisition Contingent Consideration Payable Period			5				4		5				5								5
Contingent purchase price payments		$ 5,000,000			$ 44,700,000	$ 5,100,000						$ 1,100,000		$ 4,100,000	$ 3,300,000	$ 32,400,000	$ 19,800,000	$ 16,200,000	$ 13,300,000	$ 10,700,000
Estimated remaining contingent purchase price payments		19,000,000						49,000,000		56,000,000				20,000,000
Remaining Business Acquisition Contingent Consideration Payable Period		4
Fair value of future consideration payments liability		13,400,000
Fair value of future consideration payments liability, current		4,000,000		5,300,000
Fair value of future consideration payments liability, noncurrent		9,400,000
Business acquisition contingent consideration accrued liability								0		5,900,000	0			400,000
Employee-related commitments to be paid in 2012	34,000,000																					16,100,000	[1]
Maximum bonus payable over remaining terms	54,000,000
Bonus payable in succeeding year	0
Bonus payable related to the Fund Bonus	500,000
Legal Fees	$ 17,300,000

[1]	Federated has certain domestic and international employment arrangements pursuant to which Federated is obligated to make minimum compensation payments. These contracts expire on various dates through the year 2014.

Commitments and Contingencies Unrecorded Unconditional Purchase Obligations Disclosure (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded Unconditional Purchase Obligation, Due within One Year	$ 34
Unrecorded Unconditional Purchase Obligation, Due within Two Years	21.5
Unrecorded Unconditional Purchase Obligation, Due within Three Years	12.5
Unrecorded Unconditional Purchase Obligation, Due within Four Years	0.9
Unrecorded Unconditional Purchase Obligation, Due within Five Years	0.4
Unrecorded Unconditional Purchase Obligation, Due after Five Years	0.5
Unrecorded Unconditional Purchase Obligation	69.8
Purchase Obligations [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded Unconditional Purchase Obligation, Due within One Year	17.9	[1]
Unrecorded Unconditional Purchase Obligation, Due within Two Years	13.2	[1]
Unrecorded Unconditional Purchase Obligation, Due within Three Years	4.9	[1]
Unrecorded Unconditional Purchase Obligation, Due within Four Years	0.9	[1]
Unrecorded Unconditional Purchase Obligation, Due within Five Years	0.4	[1]
Unrecorded Unconditional Purchase Obligation, Due after Five Years	0.5	[1]
Unrecorded Unconditional Purchase Obligation	37.8	[1]
Employment-related Commitments [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded Unconditional Purchase Obligation, Due within One Year	16.1	[2]
Unrecorded Unconditional Purchase Obligation, Due within Two Years	8.3	[2]
Unrecorded Unconditional Purchase Obligation, Due within Three Years	7.6	[2]
Unrecorded Unconditional Purchase Obligation, Due within Four Years	0	[2]
Unrecorded Unconditional Purchase Obligation, Due within Five Years	0	[2]
Unrecorded Unconditional Purchase Obligation, Due after Five Years	0	[2]
Unrecorded Unconditional Purchase Obligation	$ 32	[2]

[1]	Federated is a party to various contracts pursuant to which it receives certain services including legal, access to various fund-related information systems and research databases, as well as trade order transmission and recovery services. These contracts contain certain minimum noncancelable payments, cancellation provisions and renewal terms. The contracts expire on various dates through the year 2019. Costs for such services are expensed as incurred.
[2]	Federated has certain domestic and international employment arrangements pursuant to which Federated is obligated to make minimum compensation payments. These contracts expire on various dates through the year 2014.

Subsequent Events (Details) (USD $)	Jan. 26, 2012
Subsequent Events [Abstract]
Dividend per share paid to shareholders	$ 0.24

Supplementary Quarterly Financial Data Narrative (Details)	Feb. 16, 2012
Common Class A [Member]
Class of Stock [Line Items]
Common Stock Number Of Beneficial Shareholders	1
Common Class B [Member]
Class of Stock [Line Items]
Common Stock Number Of Beneficial Shareholders	35,922

Supplementary Quarterly Financial Data Schedule (Details) (USD $)	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Information [Line Items]
Revenues	$ 216,406,000	[1]	$ 214,048,000	[1]	$ 225,777,000	[1]	$ 238,882,000	[1]	$ 245,317,000	[1],[2]	$ 242,173,000	[1],[2]	$ 231,484,000	[1],[2]	$ 232,970,000	[1],[2]	$ 895,114,000	$ 951,943,000	$ 1,175,950,000
Operating income	61,861,000	[1]	67,011,000	[1]	72,083,000	[1]	56,500,000	[1]	79,032,000	[1],[3]	75,088,000	[1],[3]	83,861,000	[1],[3]	71,810,000	[1],[3]	257,455,000	309,791,000	329,227,000
Net income including noncontrolling interest in subsidiaries	38,625,000	[1]	38,520,000	[1]	42,885,000	[1]	35,054,000	[1]	48,631,000	[1],[3]	48,063,000	[1],[3]	48,275,000	[1],[3]	44,195,000	[1],[3]	155,083,000	189,163,000	208,540,000
Net income	36,943,000	[1]	38,320,000	[1]	42,413,000	[1]	33,231,000	[1]	46,401,000	[1],[3]	43,056,000	[1],[3]	47,650,000	[1],[3]	42,007,000	[1],[3]	150,906,000	179,114,000	197,292,000
Earnings Per Share, Basic and Diluted	$ 0.36	[1]	$ 0.37	[1]	$ 0.41	[1]	$ 0.32	[1]	$ 0.45	[1],[3]	$ 0.42	[1],[3]	$ 0.46	[1],[3]	$ 0.38	[1],[3]
Cash dividends per share	$ 0.24		$ 0.24		$ 0.24		$ 0.24		$ 0.24	[4]	$ 0.24	[4]	$ 0.24	[4]	$ 1.5	[4]	$ 0.96	$ 2.22	$ 0.96
High	$ 22.39	[5]	$ 24.54	[5]	$ 27.11	[5]	$ 28.57	[5]	$ 27.02	[5]	$ 23.54	[5]	$ 27.32	[5]	$ 28.14	[5]
Low	$ 14.36	[5]	$ 16.01	[5]	$ 23.43	[5]	$ 24.93	[5]	$ 22.76	[5]	$ 20.01	[5]	$ 20.67	[5]	$ 23.85	[5]
Voluntary waiver of fees	89,000,000		88,900,000		79,400,000		63,400,000		60,000,000		53,800,000		58,200,000		69,500,000		(320,700,000)	(241,600,000)	(120,600,000)
Reduction in distribution expenses	61,900,000		63,200,000		57,800,000		49,500,000		47,700,000		42,600,000		45,000,000		51,200,000		(232,300,000)	(186,600,000)	(86,400,000)
Reduction in net income attributable to noncontrolling interests	1,000,000		2,500,000		2,200,000		800,000		200,000		200,000		200,000		500,000		(6,500,000)	(1,000,000)	0
Reduction in pre-tax income	26,100,000		23,200,000		19,400,000		13,100,000		12,100,000		11,000,000		13,000,000		17,800,000		(81,900,000)	(54,000,000)	(34,200,000)
Other Asset Impairment Charges									3,200,000				7,000,000
Special Cash Dividend [Member]
Quarterly Financial Information [Line Items]
Cash dividends per share															$ 1.26
Quarterly Cash Dividend [Member]
Quarterly Financial Information [Line Items]
Cash dividends per share															$ 0.24
SunTrust Acquisition [Member]
Quarterly Financial Information [Line Items]
Revenues									$ 7,400,000

[1]	During the first, second, third and fourth quarters of 2011, fee waivers in order for certain money market funds to maintain positive or zero net yields totaled $63.4 million, $79.4 million, $88.9 million and $89.0 million, respectively. These fee waivers were partially offset by related reductions in distribution expenses of $49.5 million, $57.8 million, $63.2 million and $61.9 million and net income attributable to noncontrolling interests of $0.8 million, $2.2 million, $2.5 million and $1.0 million such that the net negative pre-tax impact to Federated was $13.1 million, $19.4 million, $23.2 million, and $26.1 million for the first, second, third and fourth quarters of 2011, respectively. During the first, second, third and fourth quarters of 2010, fee waivers in order for certain money market funds to maintain positive or zero net yields totaled $69.5 million, $58.2 million, $53.8 million and $60.0 million, respectively. These fee waivers were partially offset by related reductions in distribution expenses of $51.2 million, $45.0 million, $42.6 million and $47.7 million and net income attributable to noncontrolling interests of $0.5 million, $0.2 million, $0.2 million and $0.2 million such that the net negative pre-tax impact to Federated was $17.8 million, $13.0 million, $11.0 million, and $12.1 million for the first, second, third and fourth quarters of 2010, respectively.
[2]	As a result of the SunTrust Acquisition, revenue for the fourth quarter ended December 31, 2010 included $7.4 million related to the acquired assets under management. See Note (3) for additional information.
[3]	Federated recorded impairment charges of $7.0 million and $3.2 million related to intangible and fixed assets in the second and fourth quarters of 2010, respectively. See Note (6) for additional information.
[4]	For the quarter ended March 31, 2010, Federated paid $1.26 per share for a special cash dividend. This payment was in addition to the $0.24 per share dividend paid in that quarter. All dividends are considered ordinary dividends for tax purposes.
[5]	Federated’s common stock is traded on the New York Stock Exchange under the symbol FII.